UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-7023

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1: Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments
As of March 31, 2011
			Market
			Value
		Shares	($000)
Common Stocks (60.1%)[1]
Consumer Discretionary (6.8%)
	McDonald's Corp.	464,927	35,376
	Walt Disney Co.	791,610	34,110
*	Amazon.com Inc.	158,061	28,472
	Home Depot Inc.	732,802	27,158
	Comcast Corp. Class A	1,080,365	26,707
*	Ford Motor Co.	1,347,273	20,088
	News Corp. Class A	996,596	17,500
	Time Warner Inc.	488,208	17,429
*	DIRECTV Class A	366,956	17,174
	Lowe's Cos. Inc.	607,260	16,050
	Target Corp.	295,971	14,801
	Johnson Controls Inc.	297,246	12,356
	NIKE Inc. Class B	162,206	12,279
	Starbucks Corp.	326,709	12,072
	Viacom Inc. Class B	244,779	11,387
	Time Warner Cable Inc.	156,616	11,173
*	priceline.com Inc.	21,613	10,946
	Yum! Brands Inc.	206,217	10,595
	TJX Cos. Inc.	174,262	8,666
	Carnival Corp.	200,423	7,688
*	General Motors Co.	231,552	7,185
	CBS Corp. Class B	278,343	6,970
	Kohl's Corp.	129,116	6,848
	Coach Inc.	130,670	6,800
	Omnicom Group Inc.	132,955	6,523
*	Las Vegas Sands Corp.	150,701	6,363
	Staples Inc.	319,055	6,196
*	Bed Bath & Beyond Inc.	114,284	5,516
	McGraw-Hill Cos. Inc.	135,384	5,334
	Stanley Black & Decker Inc.	69,527	5,326
	Starwood Hotels & Resorts Worldwide Inc.	84,067	4,886
*	Netflix Inc.	19,559	4,642
	Marriott International Inc. Class A	128,432	4,570
	Wynn Resorts Ltd.	35,555	4,524
	Macy's Inc.	186,351	4,521
	Harley-Davidson Inc.	103,807	4,411
	Gap Inc.	191,591	4,341
	Best Buy Co. Inc.	149,290	4,288
	Fortune Brands Inc.	67,242	4,162
*	Liberty Media Corp. - Interactive	250,730	4,022
*	BorgWarner Inc.	50,333	4,011
	Limited Brands Inc.	121,955	4,010
	Mattel Inc.	158,215	3,944
	Ross Stores Inc.	53,216	3,785
	Cablevision Systems Corp. Class A	108,901	3,769
	VF Corp.	38,185	3,762
	Virgin Media Inc.	135,086	3,754
	Genuine Parts Co.	69,574	3,732
*	Chipotle Mexican Grill Inc. Class A	13,671	3,724

*	O'Reilly Automotive Inc.	61,656	3,543
	Comcast Corp. Class A Special Shares	150,986	3,506
	Polo Ralph Lauren Corp. Class A	28,348	3,505
	Nordstrom Inc.	77,258	3,467
	Tiffany & Co.	55,844	3,431
	JC Penney Co. Inc.	94,028	3,377
*	AutoZone Inc.	11,795	3,227
*	CarMax Inc.	99,438	3,192
*	Dollar Tree Inc.	55,340	3,072
	Autoliv Inc.	39,135	2,905
*	Sirius XM Radio Inc.	1,733,429	2,877
	Whirlpool Corp.	33,631	2,871
	Darden Restaurants Inc.	58,225	2,861
	Interpublic Group of Cos. Inc.	216,567	2,722
	Family Dollar Stores Inc.	52,897	2,715
	Hasbro Inc.	54,753	2,565
*	Royal Caribbean Cruises Ltd.	61,960	2,556
*	TRW Automotive Holdings Corp.	45,917	2,529
	Wyndham Worldwide Corp.	77,887	2,478
	Newell Rubbermaid Inc.	128,625	2,461
	Advance Auto Parts Inc.	37,385	2,453
*	Apollo Group Inc. Class A	58,603	2,444
*	Discovery Communications Inc. Class A	60,896	2,430
*	Liberty Media Corp. - Capital	31,361	2,310
	Abercrombie & Fitch Co.	39,163	2,299
	H&R Block Inc.	136,602	2,287
*	DISH Network Corp. Class A	91,059	2,218
	Lear Corp.	45,152	2,207
*	Discovery Communications Inc.	62,397	2,197
*	Fossil Inc.	23,304	2,182
*	Liberty Global Inc. Class A	52,402	2,170
	International Game Technology	132,298	2,147
	PetSmart Inc.	52,003	2,130
	Expedia Inc.	90,114	2,042
	Scripps Networks Interactive Inc. Class A	40,258	2,017
*	MGM Resorts International	149,945	1,972
*	Lululemon Athletica Inc.	21,967	1,956
*	Liberty Global Inc.	48,395	1,935
	Phillips-Van Heusen Corp.	29,600	1,925
	Tractor Supply Co.	32,099	1,921
	Gentex Corp.	62,496	1,890
*	NVR Inc.	2,438	1,843
*	Signet Jewelers Ltd.	38,227	1,759
*	Urban Outfitters Inc.	58,950	1,758
	Williams-Sonoma Inc.	43,017	1,742
*,^ Garmin Ltd.		51,200	1,734
*	Liberty Media Corp. - Starz	21,612	1,677
	Tupperware Brands Corp.	27,840	1,662
*	Panera Bread Co. Class A	13,000	1,651
*	Dick's Sporting Goods Inc.	40,726	1,628
*,^ Sears Holdings Corp.		19,426	1,606
	Gannett Co. Inc.	105,244	1,603
	Leggett & Platt Inc.	65,158	1,596
*	Mohawk Industries Inc.	25,768	1,576
	Sotheby's	29,624	1,558
	DeVry Inc.	28,018	1,543
*	Big Lots Inc.	35,242	1,531
*	Goodyear Tire & Rubber Co.	102,158	1,530

	DR Horton Inc.	126,898	1,478
*	Deckers Outdoor Corp.	17,100	1,473
*	LKQ Corp.	61,121	1,473
*	Tempur-Pedic International Inc.	29,036	1,471
	Jarden Corp.	40,522	1,441
	Harman International Industries Inc.	30,726	1,439
*	GameStop Corp. Class A	63,648	1,433
*	Dollar General Corp.	45,700	1,433
	Foot Locker Inc.	69,332	1,367
	American Eagle Outfitters Inc.	82,115	1,305
	Polaris Industries Inc.	14,390	1,252
*	Toll Brothers Inc.	62,126	1,228
	Service Corp. International	107,660	1,191
	Chico's FAS Inc.	79,001	1,177
*	Hanesbrands Inc.	42,207	1,141
*	Warnaco Group Inc.	19,900	1,138
*	Pulte Group Inc.	152,936	1,132
*	Tenneco Inc.	26,561	1,127
*	Under Armour Inc. Class A	16,282	1,108
*	Penn National Gaming Inc.	29,351	1,088
*	Dana Holding Corp.	62,301	1,083
	Washington Post Co. Class B	2,414	1,056
*	ITT Educational Services Inc.	14,624	1,055
	Brinker International Inc.	41,100	1,040
	Guess? Inc.	26,356	1,037
	Weight Watchers International Inc.	14,719	1,032
	John Wiley & Sons Inc. Class A	20,098	1,022
	Rent-A-Center Inc.	29,070	1,015
*	Aeropostale Inc.	41,525	1,010
	Brunswick Corp.	39,208	997
*	Lamar Advertising Co. Class A	25,524	943
	Lennar Corp. Class A	51,260	929
*	Ascena Retail Group Inc.	28,026	908
*	WMS Industries Inc.	25,675	908
*	Bally Technologies Inc.	23,635	895
*	DreamWorks Animation SKG Inc. Class A	31,365	876
	Aaron's Inc.	33,912	860
*	Hyatt Hotels Corp. Class A	19,658	846
	RadioShack Corp.	55,537	834
	Dillard's Inc. Class A	20,595	826
*	Career Education Corp.	36,233	823
	Wolverine World Wide Inc.	21,876	816
	Strayer Education Inc.	6,075	793
*	Carter's Inc.	26,888	770
*	ANN Inc.	25,928	755
	Wendy's/Arby's Group Inc. Class A	149,837	754
*	Madison Square Garden Inc. Class A	27,876	752
*	Timberland Co. Class A	18,069	746
*	Cheesecake Factory Inc.	24,792	746
	Six Flags Entertainment Corp.	10,078	726
*	Iconix Brand Group Inc.	32,768	704
*,^ AutoNation Inc.		19,812	701
*	Ulta Salon Cosmetics & Fragrance Inc.	14,476	697
*	CROCS Inc.	39,000	696
*	Saks Inc.	60,587	685
	Cooper Tire & Rubber Co.	25,193	649
*	Valassis Communications Inc.	22,259	649
*	Vail Resorts Inc.	13,100	639

*	Life Time Fitness Inc.	17,003	634
*	Sally Beauty Holdings Inc.	45,155	633
*	Collective Brands Inc.	29,150	629
*	Coinstar Inc.	13,592	624
*	JOS A Bank Clothiers Inc.	12,237	623
*	Live Nation Entertainment Inc.	62,139	621
	Men's Wearhouse Inc.	22,492	609
	Hillenbrand Inc.	28,013	602
	Thor Industries Inc.	17,782	593
	CTC Media Inc.	25,124	592
*	HSN Inc.	18,354	588
	Cinemark Holdings Inc.	30,200	584
	Morningstar Inc.	9,864	576
*	Office Depot Inc.	123,847	573
*	Shutterfly Inc.	10,900	571
	Meredith Corp.	16,672	565
*	Childrens Place Retail Stores Inc.	11,300	563
*	New York Times Co. Class A	59,008	559
*	Orient-Express Hotels Ltd. Class A	44,800	554
*	Jack in the Box Inc.	24,280	551
	Pool Corp.	22,678	547
	Jones Group Inc.	39,540	544
*	Pier 1 Imports Inc.	52,084	529
	Choice Hotels International Inc.	13,500	524
	Buckle Inc.	12,925	522
*	Gaylord Entertainment Co.	14,941	518
*	Steven Madden Ltd.	11,030	518
	Matthews International Corp. Class A	13,314	513
	Regal Entertainment Group Class A	37,450	506
	Cracker Barrel Old Country Store Inc.	10,224	502
*	OfficeMax Inc.	37,557	486
	PF Chang's China Bistro Inc.	10,400	480
*	99 Cents Only Stores	24,129	473
	Arbitron Inc.	11,679	467
	Regis Corp.	26,112	463
*	Cabela's Inc.	18,400	460
	Finish Line Inc. Class A	22,894	454
*	Hibbett Sports Inc.	12,618	452
	KB Home	36,318	452
	Bob Evans Farms Inc.	13,738	448
	National CineMedia Inc.	23,958	447
	American Greetings Corp. Class A	18,644	440
*	Genesco Inc.	10,945	440
	Texas Roadhouse Inc. Class A	25,800	438
	MDC Holdings Inc.	17,250	437
*	Exide Technologies	38,786	434
*	Buffalo Wild Wings Inc.	7,900	430
*	DineEquity Inc.	7,751	426
*	BJ's Restaurants Inc.	10,556	415
*,^ Education Management Corp.		19,350	405
	Group 1 Automotive Inc.	9,451	404
	International Speedway Corp. Class A	13,555	404
	CEC Entertainment Inc.	10,694	403
*,^ Tesla Motors Inc.		14,500	402
*	Pinnacle Entertainment Inc.	29,200	398
*	Eastman Kodak Co.	122,271	395
*	Penske Automotive Group Inc.	19,200	384
*	Modine Manufacturing Co.	23,338	377

* Domino's Pizza Inc.	20,200	372
* Blue Nile Inc.	6,807	367
Monro Muffler Brake Inc.	10,980	362
Stewart Enterprises Inc. Class A	45,700	349
* Interval Leisure Group Inc.	21,201	347
* Papa John's International Inc.	10,900	345
* American Public Education Inc.	8,500	344
* Capella Education Co.	6,820	340
* Skechers U.S.A. Inc. Class A	16,500	339
* Helen of Troy Ltd.	11,400	335
Stage Stores Inc.	17,343	333
* DSW Inc. Class A	8,151	326
Scholastic Corp.	11,952	323
Ryland Group Inc.	20,249	322
* Shuffle Master Inc.	30,013	321
Columbia Sportswear Co.	5,384	320
Sinclair Broadcast Group Inc. Class A	25,500	320
* Belo Corp. Class A	35,150	310
* Quiksilver Inc.	68,040	301
* American Axle & Manufacturing Holdings Inc.	23,336	294
Ethan Allen Interiors Inc.	13,359	293
* Vitamin Shoppe Inc.	8,612	291
* Meritage Homes Corp.	12,000	290
* Biglari Holdings Inc.	679	288
* Ruby Tuesday Inc.	21,633	284
* Scientific Games Corp. Class A	32,444	284
* K12 Inc.	8,200	276
Sturm Ruger & Co. Inc.	11,976	275
Cato Corp. Class A	10,798	265
Superior Industries International Inc.	10,179	261
* Charming Shoppes Inc.	61,156	261
* Boyd Gaming Corp.	27,756	260
* Pre-Paid Legal Services Inc.	3,880	256
* Federal-Mogul Corp.	10,238	255
* Sonic Corp.	28,091	254
* Ascent Media Corp. Class A	5,200	254
* Steiner Leisure Ltd.	5,485	254
PEP Boys-Manny Moe & Jack	19,740	251
* True Religion Apparel Inc.	10,581	248
* Liz Claiborne Inc.	45,629	246
Lennar Corp. Class B	16,664	244
* Peet's Coffee & Tea Inc.	4,934	237
* Maidenform Brands Inc.	8,300	237
Fred's Inc. Class A	17,750	236
* RC2 Corp.	8,400	236
* iRobot Corp.	7,145	235
* Lions Gate Entertainment Corp.	37,583	235
Harte-Hanks Inc.	19,399	231
* Krispy Kreme Doughnuts Inc.	32,697	230
* Knology Inc.	17,807	230
* Select Comfort Corp.	18,937	228
Brown Shoe Co. Inc.	18,675	228
Churchill Downs Inc.	5,457	226
* California Pizza Kitchen Inc.	13,150	222
Universal Technical Institute Inc.	11,278	219
* Standard Pacific Corp.	58,701	219
* Amerigon Inc.	14,100	215
Callaway Golf Co.	30,604	209

	Oxford Industries Inc.	6,100	209
*	Asbury Automotive Group Inc.	11,100	205
*	G-III Apparel Group Ltd.	5,300	199
*	Lumber Liquidators Holdings Inc.	7,900	197
	Express Inc.	10,000	195
*	Clear Channel Outdoor Holdings Inc. Class A	13,394	195
	Ameristar Casinos Inc.	10,854	193
	Sonic Automotive Inc. Class A	13,599	191
*	Warner Music Group Corp.	28,012	190
*	Jakks Pacific Inc.	9,761	189
*	Universal Electronics Inc.	6,389	189
*	Rentrak Corp.	7,000	188
	Drew Industries Inc.	8,382	187
*	Drugstore.Com Inc.	48,241	186
*	Citi Trends Inc.	8,300	185
	Nutrisystem Inc.	12,590	182
*	Zumiez Inc.	6,856	181
*	Wet Seal Inc. Class A	42,175	180
*	La-Z-Boy Inc.	18,747	179
	Destination Maternity Corp.	7,668	177
*	Corinthian Colleges Inc.	39,791	176
	Volcom Inc.	9,414	174
	Barnes & Noble Inc.	18,693	172
*	Unifi Inc.	10,023	170
*	Red Robin Gourmet Burgers Inc.	6,300	169
*	Winnebago Industries Inc.	12,342	165
*	Fuel Systems Solutions Inc.	5,442	164
*	Retail Ventures Inc.	9,500	164
	Stein Mart Inc.	16,189	164
*	Dorman Products Inc.	3,854	162
*	Entercom Communications Corp. Class A	14,494	160
	HOT Topic Inc.	26,969	154
*	Perry Ellis International Inc.	5,491	151
*	Pacific Sunwear of California Inc.	41,048	148
	Big 5 Sporting Goods Corp.	12,400	148
	Christopher & Banks Corp.	22,302	144
	PetMed Express Inc.	9,100	144
	World Wrestling Entertainment Inc. Class A	11,400	143
	Standard Motor Products Inc.	10,290	142
*	Hovnanian Enterprises Inc. Class A	38,676	137
*	Talbots Inc.	22,378	135
*	K-Swiss Inc. Class A	11,600	131
*	America's Car-Mart Inc.	5,000	129
*	Rue21 Inc.	4,274	123
*	Cavco Industries Inc.	2,610	118
*	Movado Group Inc.	7,876	116
*	AFC Enterprises Inc.	7,585	115
*	Stoneridge Inc.	7,700	113
*	Denny's Corp.	27,412	111
*	EW Scripps Co. Class A	11,219	111
	Ambassadors Group Inc.	10,100	111
	Lincoln Educational Services Corp.	6,944	110
	Marcus Corp.	10,100	110
*	Geeknet Inc.	4,040	107
	Haverty Furniture Cos. Inc.	7,948	105
*	Journal Communications Inc. Class A	17,539	105
*	Beazer Homes USA Inc.	22,822	104
*,^ Bridgepoint Education Inc.		6,069	104

* Grand Canyon Education Inc.	7,100	103
* West Marine Inc.	9,762	102
* Casual Male Retail Group Inc.	20,575	101
Speedway Motorsports Inc.	6,285	100
* Kirkland's Inc.	6,400	99
* McClatchy Co. Class A	28,497	97
Spartan Motors Inc.	13,989	96
* Core-Mark Holding Co. Inc.	2,800	93
* Coldwater Creek Inc.	35,018	92
* Fisher Communications Inc.	2,860	89
* hhgregg Inc.	6,600	88
* Systemax Inc.	6,500	88
* Arctic Cat Inc.	5,600	87
* Leapfrog Enterprises Inc.	19,980	86
Mac-Gray Corp.	5,300	85
Lithia Motors Inc. Class A	5,600	82
* Morgans Hotel Group Co.	8,300	81
CPI Corp.	3,600	81
* Libbey Inc.	4,900	81
Gaiam Inc. Class A	12,241	81
* Overstock.com Inc.	4,862	76
* Valuevision Media Inc. Class A	11,940	76
Blyth Inc.	2,331	76
* Furniture Brands International Inc.	16,573	75
* M/I Homes Inc.	5,000	75
* Daily Journal Corp.	1,028	74
* Midas Inc.	9,448	72
* Nexstar Broadcasting Group Inc. Class A	8,317	72
* Shoe Carnival Inc.	2,550	72
* Saga Communications Inc. Class A	2,050	71
* 1-800-Flowers.com Inc. Class A	21,537	71
Skyline Corp.	3,500	70
* Orbitz Worldwide Inc.	19,600	70
* Cost Plus Inc.	7,100	70
* CKX Inc.	16,273	69
Cherokee Inc.	3,938	68
* New York & Co. Inc.	9,500	67
* Cumulus Media Inc. Class A	15,330	67
* Audiovox Corp. Class A	7,998	64
* Famous Dave's Of America Inc.	6,350	62
* Lee Enterprises Inc.	22,798	62
* Tuesday Morning Corp.	12,473	61
* Morton's Restaurant Group Inc.	8,400	61
* Zale Corp.	14,898	59
* LIN TV Corp. Class A	9,878	59
* Kenneth Cole Productions Inc. Class A	4,462	58
* ChinaCast Education Corp.	9,200	58
Strattec Security Corp.	1,725	58
* MarineMax Inc.	5,700	56
* AH Belo Corp. Class A	6,710	56
* Isle of Capri Casinos Inc.	5,797	55
* Smith & Wesson Holding Corp.	15,460	55
* Reading International Inc. Class A	10,600	54
Learning Tree International Inc.	5,981	53
* Entravision Communications Corp. Class A	18,529	50
* Media General Inc. Class A	7,157	49
* Carriage Services Inc. Class A	8,900	49
* Steinway Musical Instruments Inc.	2,200	49

*	Multimedia Games Inc.	8,500	49
*	Lifetime Brands Inc.	3,200	48
	Weyco Group Inc.	1,942	47
	Bebe Stores Inc.	7,350	43
*	O'Charleys Inc.	7,039	42
*	Monarch Casino & Resort Inc.	4,000	42
*	Stanley Furniture Co. Inc.	7,404	41
*	Marine Products Corp.	5,136	41
*	Kid Brands Inc.	5,538	41
	PRIMEDIA Inc.	8,292	40
*	Luby's Inc.	7,600	40
*	Cambium Learning Group Inc.	11,800	40
*,^ Conn's Inc.		8,894	40
	CSS Industries Inc.	2,010	38
*	dELiA*s Inc.	20,058	36
*	Bluegreen Corp.	8,500	35
*	Ruth's Hospitality Group Inc.	6,635	34
*	Bon-Ton Stores Inc.	2,200	34
*	Bassett Furniture Industries Inc.	4,200	33
*	Benihana Inc. Class A	3,860	33
*	Dex One Corp.	6,700	32
*	Sealy Corp.	12,647	32
*	MTR Gaming Group Inc.	12,037	32
*	Nautilus Inc.	10,993	32
*	Radio One Inc.	16,291	32
	Koss Corp.	4,202	31
*	Beasley Broadcasting Group Inc. Class A	4,235	31
*	Radio One Inc. Class A	14,000	29
	Books-A-Million Inc.	6,500	27
*	Harris Interactive Inc.	27,000	27
*	American Apparel Inc.	26,992	26
*	Cosi Inc.	21,135	26
*	SuperMedia Inc.	3,986	25
*	LodgeNet Interactive Corp.	6,600	24
	Dover Downs Gaming & Entertainment Inc.	6,583	24
*	Build-A-Bear Workshop Inc.	3,900	24
*	Emerson Radio Corp.	9,600	23
*	Gray Television Inc.	11,200	23
*	Martha Stewart Living Omnimedia Class A	6,130	23
*	Brookfield Homes Corp.	2,400	23
*	McCormick & Schmick's Seafood Restaurants Inc.	2,860	21
^	Deer Consumer Products Inc.	2,800	20
*	Jamba Inc.	9,207	20
	Hooker Furniture Corp.	1,600	19
*	Carmike Cinemas Inc.	2,600	19
*	Cache Inc.	3,950	18
*	Great Wolf Resorts Inc.	8,318	18
*	Premier Exhibitions Inc.	8,900	17
*	Benihana Inc. Class A	1,930	16
*	Navarre Corp.	8,214	16
*	Rocky Brands Inc.	1,000	15
*	Century Casinos Inc.	5,100	15
	Salem Communications Corp. Class A	3,960	15
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		3,165	14
*	AC Moore Arts & Crafts Inc.	4,858	13
*	Heelys Inc.	5,550	13
*	Lakes Entertainment Inc.	4,613	12
*	Trans World Entertainment Corp.	7,150	12

* Dover Motorsports Inc.	5,900	12
Flexsteel Industries	701	11
* Spanish Broadcasting System Inc.	11,100	11
Shiloh Industries Inc.	900	10
Escalade Inc.	1,686	9
* Vitacost.com Inc.	1,600	9
* Hollywood Media Corp.	5,004	9
* Wonder Auto Technology Inc.	1,621	9
Outdoor Channel Holdings Inc.	1,100	8
* Empire Resorts Inc.	12,697	8
* Carrols Restaurant Group Inc.	844	8
Collectors Universe	550	8
* Atrinsic Inc.	2,104	8
* Global Traffic Network Inc.	600	7
News Corp. Class B	400	7
* Jackson Hewitt Tax Service Inc.	12,400	7
* Nobel Learning Communities Inc.	609	6
* Town Sports International Holdings Inc.	1,000	5
* Dixie Group Inc.	1,011	5
* Joe's Jeans Inc.	4,000	4
* Red Lion Hotels Corp.	500	4
* Culp Inc.	400	4
* Princeton Review Inc.	4,500	2
* SPAR Group Inc.	300	1
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	591	—
		745,462
Consumer Staples (5.3%)
Procter & Gamble Co.	1,232,147	75,900
Coca-Cola Co.	919,635	61,018
Philip Morris International Inc.	798,441	52,402
PepsiCo Inc.	697,772	44,944
Wal-Mart Stores Inc.	862,093	44,872
Kraft Foods Inc.	768,657	24,105
Altria Group Inc.	918,750	23,915
CVS Caremark Corp.	597,995	20,523
Colgate-Palmolive Co.	212,444	17,157
Walgreen Co.	407,450	16,355
Costco Wholesale Corp.	190,307	13,953
Kimberly-Clark Corp.	179,603	11,723
General Mills Inc.	281,837	10,301
Archer-Daniels-Midland Co.	281,509	10,137
Sysco Corp.	257,724	7,139
HJ Heinz Co.	141,227	6,895
Kroger Co.	266,949	6,399
Lorillard Inc.	65,956	6,266
Kellogg Co.	113,435	6,123
Reynolds American Inc.	153,996	5,471
Mead Johnson Nutrition Co.	90,130	5,221
Avon Products Inc.	189,006	5,111
Estee Lauder Cos. Inc. Class A	50,066	4,824
Sara Lee Corp.	268,024	4,736
ConAgra Foods Inc.	193,922	4,606
Bunge Ltd.	60,835	4,400
Clorox Co.	61,418	4,304
Whole Foods Market Inc.	64,873	4,275
Coca-Cola Enterprises Inc.	149,350	4,077
Safeway Inc.	165,626	3,899

Hershey Co.	70,081	3,809
JM Smucker Co.	52,714	3,763
Dr Pepper Snapple Group Inc.	100,053	3,718
Molson Coors Brewing Co. Class B	71,734	3,364
* Green Mountain Coffee Roasters Inc.	49,665	3,209
Campbell Soup Co.	88,876	2,943
McCormick & Co. Inc.	53,317	2,550
Church & Dwight Co. Inc.	31,355	2,488
Tyson Foods Inc. Class A	129,205	2,479
Brown-Forman Corp. Class B	35,629	2,433
Herbalife Ltd.	26,109	2,124
* Energizer Holdings Inc.	29,632	2,109
* Hansen Natural Corp.	33,446	2,014
Hormel Foods Corp.	64,596	1,798
Corn Products International Inc.	33,650	1,744
* Constellation Brands Inc. Class A	82,741	1,678
* Ralcorp Holdings Inc.	24,257	1,660
* Smithfield Foods Inc.	66,059	1,589
Alberto-Culver Co. Class B	39,205	1,461
* BJ's Wholesale Club Inc.	24,366	1,190
Flowers Foods Inc.	36,984	1,007
* United Natural Foods Inc.	20,200	905
* TreeHouse Foods Inc.	15,611	888
SUPERVALU Inc.	95,738	855
* Dean Foods Co.	81,299	813
* Darling International Inc.	52,502	807
Nu Skin Enterprises Inc. Class A	25,002	719
Ruddick Corp.	18,309	707
Casey's General Stores Inc.	16,779	654
* Hain Celestial Group Inc.	18,935	611
Diamond Foods Inc.	10,095	563
Lancaster Colony Corp.	8,851	536
Fresh Del Monte Produce Inc.	18,660	487
Universal Corp.	10,953	477
Sanderson Farms Inc.	10,119	465
Andersons Inc.	9,000	438
B&G Foods Inc. Class A	22,400	420
^ Vector Group Ltd.	21,422	370
J&J Snack Foods Corp.	7,800	367
* Elizabeth Arden Inc.	12,138	364
* Boston Beer Co. Inc. Class A	3,600	333
* Central European Distribution Corp.	29,150	331
* Chiquita Brands International Inc.	21,536	330
Tootsie Roll Industries Inc.	11,328	321
* Rite Aid Corp.	275,738	292
WD-40 Co.	6,412	271
Snyders-Lance Inc.	13,200	262
Nash Finch Co.	6,656	253
* Heckmann Corp.	37,500	246
* Central Garden and Pet Co. Class A	25,150	232
Pricesmart Inc.	6,085	223
* Alliance One International Inc.	48,788	196
* Winn-Dixie Stores Inc.	26,566	190
Weis Markets Inc.	4,452	180
* Dole Food Co. Inc.	12,950	177
* Prestige Brands Holdings Inc.	14,746	170
* Smart Balance Inc.	34,100	157
* USANA Health Sciences Inc.	4,350	150

* Zhongpin Inc.	9,735	148
Spartan Stores Inc.	9,800	145
Cal-Maine Foods Inc.	4,600	136
* Pilgrim's Pride Corp.	17,253	133
* Medifast Inc.	6,400	126
* Pantry Inc.	8,400	125
Inter Parfums Inc.	6,225	115
Coca-Cola Bottling Co. Consolidated	1,700	114
* Nutraceutical International Corp.	7,300	109
* Omega Protein Corp.	7,900	107
* Revlon Inc. Class A	6,406	102
Ingles Markets Inc. Class A	5,000	99
* Star Scientific Inc.	20,762	94
National Beverage Corp.	5,760	79
Griffin Land & Nurseries Inc.	2,257	73
* Lifeway Foods Inc.	6,122	64
* Central Garden and Pet Co.	6,775	60
Limoneira Co.	2,400	57
* American Oriental Bioengineering Inc.	37,100	55
* Harbinger Group Inc.	10,300	54
Oil-Dri Corp. of America	2,500	53
Calavo Growers Inc.	2,287	50
* John B. Sanfilippo & Son Inc.	4,200	49
* Susser Holdings Corp.	3,592	47
Alico Inc.	1,667	45
* Seneca Foods Corp. Class A	1,400	42
Farmer Bros Co.	2,598	31
* Parlux Fragrances Inc.	9,354	29
Schiff Nutrition International Inc.	2,700	25
Village Super Market Inc. Class A	826	24
* Feihe International Inc.	2,753	24
MGP Ingredients Inc.	2,300	20
Imperial Sugar Co.	1,500	20
* Reddy Ice Holdings Inc.	6,613	20
Female Health Co.	2,700	13
* China-Biotics Inc.	1,400	11
* Mannatech Inc.	6,650	11
* Jones Soda Co.	6,300	8
* China Sky One Medical Inc.	1,774	6
* AgFeed Industries Inc.	2,361	5
* Physicians Formula Holdings Inc.	900	4
Orchids Paper Products Co.	100	1
* Crystal Rock Holdings Inc.	800	1
		578,475
Energy (7.5%)
Exxon Mobil Corp.	2,219,161	186,698
Chevron Corp.	885,585	95,138
Schlumberger Ltd.	600,447	55,998
ConocoPhillips	614,231	49,052
Occidental Petroleum Corp.	357,606	37,366
Apache Corp.	168,106	22,008
Halliburton Co.	400,310	19,951
Anadarko Petroleum Corp.	218,121	17,868
Marathon Oil Corp.	312,419	16,655
Devon Energy Corp.	180,642	16,578
National Oilwell Varco Inc.	184,742	14,645
Baker Hughes Inc.	189,807	13,938

EOG Resources Inc.	111,851	13,255
Hess Corp.	133,522	11,377
Chesapeake Energy Corp.	288,014	9,654
Peabody Energy Corp.	118,717	8,543
Williams Cos. Inc.	257,588	8,032
Spectra Energy Corp.	285,641	7,764
Noble Energy Inc.	77,269	7,468
Valero Energy Corp.	249,878	7,451
* Weatherford International Ltd.	326,933	7,389
* Southwestern Energy Co.	152,793	6,566
* Cameron International Corp.	106,941	6,106
Murphy Oil Corp.	80,633	5,920
El Paso Corp.	310,642	5,592
Consol Energy Inc.	99,740	5,349
Pioneer Natural Resources Co.	51,110	5,209
Noble Corp.	111,577	5,090
* FMC Technologies Inc.	52,768	4,986
* Newfield Exploration Co.	59,153	4,496
* Concho Resources Inc.	41,893	4,495
Cimarex Energy Co.	37,358	4,305
Range Resources Corp.	70,549	4,124
* Denbury Resources Inc.	167,294	4,082
* Nabors Industries Ltd.	126,067	3,830
* Whiting Petroleum Corp.	51,648	3,794
* Ultra Petroleum Corp.	67,508	3,325
* Pride International Inc.	77,366	3,323
* Petrohawk Energy Corp.	133,813	3,284
Helmerich & Payne Inc.	46,871	3,220
* Alpha Natural Resources Inc.	53,235	3,161
QEP Resources Inc.	77,509	3,142
EQT Corp.	62,432	3,115
Massey Energy Co.	43,080	2,945
* McDermott International Inc.	103,080	2,617
Arch Coal Inc.	71,876	2,590
* Rowan Cos. Inc.	55,970	2,473
Sunoco Inc.	53,458	2,437
Cabot Oil & Gas Corp.	45,970	2,435
* Kinder Morgan Management LLC	36,675	2,406
Diamond Offshore Drilling Inc.	30,612	2,379
* Plains Exploration & Production Co.	61,725	2,236
* Oceaneering International Inc.	24,005	2,147
* SandRidge Energy Inc.	162,376	2,078
SM Energy Co.	28,007	2,078
Core Laboratories NV	19,901	2,033
Patterson-UTI Energy Inc.	68,018	1,999
* Brigham Exploration Co.	51,579	1,918
* Dresser-Rand Group Inc.	35,623	1,910
* Forest Oil Corp.	47,875	1,811
* Tesoro Corp.	63,700	1,709
* Oil States International Inc.	22,415	1,707
EXCO Resources Inc.	79,945	1,652
Southern Union Co.	52,797	1,511
Holly Corp.	23,486	1,427
* Continental Resources Inc.	19,965	1,427
* Superior Energy Services Inc.	34,795	1,427
Frontier Oil Corp.	46,764	1,371
Tidewater Inc.	22,711	1,359
* Kinder Morgan Inc.	42,305	1,254

	Lufkin Industries Inc.	13,400	1,252
	CARBO Ceramics Inc.	8,700	1,228
*	Atwood Oceanics Inc.	25,664	1,192
	World Fuel Services Corp.	29,290	1,189
	Berry Petroleum Co. Class A	22,500	1,135
*	Unit Corp.	18,050	1,118
*	Dril-Quip Inc.	14,100	1,114
*	Rosetta Resources Inc.	23,400	1,112
*	Patriot Coal Corp.	40,619	1,049
*	Energy XXI Bermuda Ltd.	29,824	1,017
*	Key Energy Services Inc.	62,821	977
*	Gran Tierra Energy Inc.	114,970	928
*	International Coal Group Inc.	78,063	882
*	Complete Production Services Inc.	27,707	881
	SEACOR Holdings Inc.	9,081	840
*	CVR Energy Inc.	35,600	824
*	Swift Energy Co.	18,500	790
*	Helix Energy Solutions Group Inc.	45,172	777
*	Quicksilver Resources Inc.	52,750	755
*	Bristow Group Inc.	15,508	734
*	McMoRan Exploration Co.	40,622	719
*	Oasis Petroleum Inc.	22,483	711
*	Bill Barrett Corp.	17,792	710
*	Comstock Resources Inc.	21,710	672
*	Cobalt International Energy Inc.	39,200	659
*	ION Geophysical Corp.	51,225	650
*	Northern Oil and Gas Inc.	24,172	645
*	Stone Energy Corp.	19,266	643
*	Exterran Holdings Inc.	27,050	642
*	Carrizo Oil & Gas Inc.	16,195	598
*	Gulfport Energy Corp.	16,283	589
	RPC Inc.	22,237	563
*	Cloud Peak Energy Inc.	25,153	543
*	Tetra Technologies Inc.	34,750	535
*	Kodiak Oil & Gas Corp.	75,114	503
*	Petroleum Development Corp.	10,091	484
*	Global Industries Ltd.	48,274	473
*	Gulfmark Offshore Inc.	10,500	467
	Overseas Shipholding Group Inc.	13,388	430
*	Parker Drilling Co.	61,600	426
	Contango Oil & Gas Co.	6,102	386
*,^ ATP Oil & Gas Corp.		20,854	378
*	Enbridge Energy Management LLC	5,847	368
*	Newpark Resources Inc.	46,421	365
	Penn Virginia Corp.	20,950	355
*	Hornbeck Offshore Services Inc.	11,200	346
*	Western Refining Inc.	19,200	325
*	Pioneer Drilling Co.	23,008	318
*	Cal Dive International Inc.	42,955	300
*	Clayton Williams Energy Inc.	2,788	295
*	James River Coal Co.	12,188	295
*	Harvest Natural Resources Inc.	19,100	291
*	Cheniere Energy Inc.	30,895	288
	W&T Offshore Inc.	12,297	280
*	Hercules Offshore Inc.	42,324	280
*	Approach Resources Inc.	8,040	270
*	Resolute Energy Corp.	14,275	259
*,^ Magnum Hunter Resources Corp.		29,700	255

*	Goodrich Petroleum Corp.	11,414	254
*,^ Clean Energy Fuels Corp.		15,200	249
	Gulf Island Fabrication Inc.	7,714	248
*	USEC Inc.	55,330	243
*	Willbros Group Inc.	21,275	232
*	Tesco Corp.	10,462	230
*	Venoco Inc.	12,866	220
*	Petroquest Energy Inc.	23,400	219
*,^ Hyperdynamics Corp.		45,463	210
*	Energy Partners Ltd.	11,183	201
*	Warren Resources Inc.	36,220	184
*	OYO Geospace Corp.	1,824	180
*	Vaalco Energy Inc.	22,800	177
*	Basic Energy Services Inc.	6,881	176
*	Matrix Service Co.	12,500	174
	Crosstex Energy Inc.	16,708	166
*	BPZ Resources Inc.	31,293	166
*	Endeavour International Corp.	12,814	163
*	Georesources Inc.	5,100	159
*	Uranium Resources Inc.	71,937	150
*	Abraxas Petroleum Corp.	24,318	142
*	PHI Inc.	6,324	140
*	Rex Energy Corp.	10,636	124
*	Toreador Resources Corp.	11,152	120
*	Bronco Drilling Co. Inc.	10,270	116
*	Rentech Inc.	91,400	114
*	FX Energy Inc.	13,100	110
*	Dawson Geophysical Co.	2,000	88
*	Vantage Drilling Co.	42,700	77
*	CAMAC Energy Inc.	47,950	72
*	Natural Gas Services Group Inc.	4,000	71
*	REX American Resources Corp.	4,300	69
	General Maritime Corp.	32,204	66
*	CREDO Petroleum Corp.	5,050	65
*	Callon Petroleum Co.	8,261	64
*	GMX Resources Inc.	10,100	62
*	Oilsands Quest Inc.	127,488	61
	Panhandle Oil and Gas Inc. Class A	1,900	60
*	Double Eagle Petroleum Co.	6,523	59
*	Syntroleum Corp.	26,257	59
*	ENGlobal Corp.	12,800	58
*	Uranium Energy Corp.	14,279	57
*	Delta Petroleum Corp.	56,963	52
	Houston American Energy Corp.	3,300	51
*	Gastar Exploration Ltd.	9,906	48
*	Global Geophysical Services Inc.	3,200	46
*	RAM Energy Resources Inc.	20,039	42
*	Union Drilling Inc.	4,000	41
	Alon USA Energy Inc.	2,797	38
*	Uranerz Energy Corp.	10,632	34
*	Gasco Energy Inc.	71,046	33
	Delek US Holdings Inc.	2,400	33
*	Green Plains Renewable Energy Inc.	2,300	28
*	L&L Energy Inc.	3,900	27
*	HKN Inc.	7,047	21
*	Isramco Inc.	245	16
*	Westmoreland Coal Co.	1,000	15
*,^ Pacific Ethanol Inc.		22,380	14

*	GeoGlobal Resources Inc.	21,100	14
*	Evergreen Energy Inc.	4,351	13
*	Bolt Technology Corp.	900	12
*	Barnwell Industries Inc.	1,000	7
*	Tri-Valley Corp.	13,900	7
*	Verenium Corp.	1,938	6
*	Cano Petroleum Inc.	9,900	5
*	Geokinetics Inc.	600	5
*	HKN Inc. Rights Exp. 4/7/11	5,271	5
*,^ Sulphco Inc.		31,693	4
*	Mitcham Industries Inc.	300	4
*	Atlas Energy Inc. Escrow	34,573	3
*	PostRock Energy Corp.	351	2
*	NGAS Resources Inc.	2,400	2
*	BMB Munai Inc.	1,500	1
			820,272
Financials (9.6%)
	JPMorgan Chase & Co.	1,720,658	79,322
	Wells Fargo & Co.	2,194,853	69,577
	Bank of America Corp.	4,439,206	59,175
*	Citigroup Inc.	12,787,413	56,520
	Goldman Sachs Group Inc.	213,779	33,878
	US Bancorp	844,171	22,311
	American Express Co.	476,785	21,551
*	Berkshire Hathaway Inc. Class B	254,959	21,322
	MetLife Inc.	464,795	20,790
	Morgan Stanley	599,175	16,369
	Bank of New York Mellon Corp.	545,880	16,305
	PNC Financial Services Group Inc.	231,442	14,579
	Simon Property Group Inc.	128,992	13,823
	Prudential Financial Inc.	212,754	13,101
	Travelers Cos. Inc.	202,708	12,057
*	Berkshire Hathaway Inc. Class A	89	11,152
	Aflac Inc.	207,411	10,947
	Capital One Financial Corp.	201,276	10,458
	State Street Corp.	221,260	9,943
	ACE Ltd.	149,466	9,670
	CME Group Inc.	29,529	8,904
	Franklin Resources Inc.	69,169	8,652
	BB&T Corp.	305,449	8,385
	Chubb Corp.	134,345	8,237
	Charles Schwab Corp.	446,942	8,058
	BlackRock Inc.	38,812	7,802
	T Rowe Price Group Inc.	113,236	7,521
	Allstate Corp.	225,556	7,168
	Marsh & McLennan Cos. Inc.	239,538	7,141
	Public Storage	63,885	7,085
	Equity Residential	125,170	7,061
	AON Corp.	131,014	6,939
	SunTrust Banks Inc.	236,157	6,811
	HCP Inc.	176,854	6,710
	Ameriprise Financial Inc.	109,287	6,675
	Vornado Realty Trust	72,470	6,341
	Loews Corp.	146,973	6,333
	Annaly Capital Management Inc.	349,800	6,104
	Progressive Corp.	277,946	5,873
	Boston Properties Inc.	61,682	5,851

Weyerhaeuser Co.	236,442	5,816
Discover Financial Services	240,208	5,794
Fifth Third Bancorp	404,863	5,619
Invesco Ltd.	203,380	5,198
Host Hotels & Resorts Inc.	293,845	5,175
Hartford Financial Services Group Inc.	186,431	5,021
Northern Trust Corp.	95,932	4,869
Principal Financial Group Inc.	141,114	4,531
AvalonBay Communities Inc.	37,592	4,514
Lincoln National Corp.	139,558	4,192
NYSE Euronext	115,032	4,046
ProLogis	251,549	4,020
Regions Financial Corp.	553,440	4,018
Health Care REIT Inc.	75,817	3,976
Ventas Inc.	69,296	3,763
Unum Group	141,812	3,723
KeyCorp	418,942	3,720
* CIT Group Inc.	83,913	3,570
XL Group plc Class A	142,502	3,506
* CB Richard Ellis Group Inc. Class A	127,982	3,417
* IntercontinentalExchange Inc.	27,495	3,397
Kimco Realty Corp.	179,368	3,290
* SLM Corp.	214,650	3,284
M&T Bank Corp.	36,904	3,265
Leucadia National Corp.	86,229	3,237
New York Community Bancorp Inc.	182,883	3,157
Plum Creek Timber Co. Inc.	71,369	3,112
Willis Group Holdings plc	75,197	3,035
Moody's Corp.	88,063	2,986
General Growth Properties Inc.	191,059	2,958
* Genworth Financial Inc. Class A	216,633	2,916
Comerica Inc.	78,060	2,866
Macerich Co.	57,551	2,850
AMB Property Corp.	74,346	2,674
SL Green Realty Corp.	34,545	2,598
Huntington Bancshares Inc.	380,620	2,527
PartnerRe Ltd.	31,476	2,494
* Affiliated Managers Group Inc.	22,764	2,490
Legg Mason Inc.	67,837	2,448
Nationwide Health Properties Inc.	56,007	2,382
Torchmark Corp.	35,463	2,358
^ Digital Realty Trust Inc.	39,850	2,317
Cincinnati Financial Corp.	68,053	2,232
Federal Realty Investment Trust	27,248	2,222
Rayonier Inc.	35,605	2,219
Everest Re Group Ltd.	24,400	2,152
* Arch Capital Group Ltd.	21,557	2,138
TD Ameritrade Holding Corp.	102,101	2,131
People's United Financial Inc.	163,831	2,061
Reinsurance Group of America Inc. Class A	32,312	2,029
Hudson City Bancorp Inc.	208,838	2,022
UDR Inc.	80,262	1,956
Realty Income Corp.	55,581	1,943
Alexandria Real Estate Equities Inc.	24,428	1,905
Jones Lang LaSalle Inc.	19,051	1,900
WR Berkley Corp.	58,554	1,886
* MSCI Inc. Class A	50,028	1,842
Assurant Inc.	47,033	1,811

	Axis Capital Holdings Ltd.	51,800	1,809
	Zions Bancorporation	78,407	1,808
	Chimera Investment Corp.	448,293	1,775
	Marshall & Ilsley Corp.	221,372	1,769
	Camden Property Trust	30,380	1,726
	Essex Property Trust Inc.	13,888	1,722
	Raymond James Financial Inc.	44,505	1,702
*	Markel Corp.	4,080	1,691
	Liberty Property Trust	50,939	1,676
	Eaton Vance Corp.	51,903	1,673
	RenaissanceRe Holdings Ltd.	24,200	1,670
	American Capital Agency Corp.	55,041	1,604
	HCC Insurance Holdings Inc.	50,899	1,594
	Regency Centers Corp.	36,105	1,570
	Duke Realty Corp.	111,127	1,557
	Waddell & Reed Financial Inc. Class A	37,687	1,530
	Ares Capital Corp.	90,418	1,528
*	E*Trade Financial Corp.	97,300	1,521
*	NASDAQ OMX Group Inc.	57,801	1,494
*	American Capital Ltd.	150,371	1,489
	Senior Housing Properties Trust	62,454	1,439
	Cullen/Frost Bankers Inc.	24,187	1,428
	Arthur J Gallagher & Co.	46,701	1,420
	SEI Investments Co.	58,409	1,395
	Old Republic International Corp.	108,890	1,382
	Brown & Brown Inc.	53,541	1,381
	Transatlantic Holdings Inc.	28,170	1,371
	East West Bancorp Inc.	62,149	1,365
	Developers Diversified Realty Corp.	96,936	1,357
	BRE Properties Inc.	28,615	1,350
	Fidelity National Financial Inc. Class A	95,517	1,350
	Commerce Bancshares Inc.	32,959	1,333
*	Popular Inc.	452,343	1,316
	Apartment Investment & Management Co.	51,632	1,315
	First Horizon National Corp.	116,406	1,305
	Taubman Centers Inc.	24,100	1,291
	Mack-Cali Realty Corp.	37,989	1,288
	Weingarten Realty Investors	50,534	1,266
	Hospitality Properties Trust	54,668	1,266
	MFA Financial Inc.	153,900	1,262
	First Niagara Financial Group Inc.	92,626	1,258
	Jefferies Group Inc.	49,529	1,235
	White Mountains Insurance Group Ltd.	3,341	1,217
	City National Corp.	20,710	1,182
	American Financial Group Inc.	33,240	1,164
	Piedmont Office Realty Trust Inc. Class A	59,212	1,149
	Highwoods Properties Inc.	31,749	1,112
	BioMed Realty Trust Inc.	58,220	1,107
	Federated Investors Inc. Class B	41,174	1,101
	Associated Banc-Corp	73,039	1,085
	Corporate Office Properties Trust	29,292	1,059
	TCF Financial Corp.	66,618	1,057
*	SVB Financial Group	18,534	1,055
	Apollo Investment Corp.	86,234	1,040
	Assured Guaranty Ltd.	69,486	1,035
*,^ St. Joe Co.		41,009	1,028
*	Forest City Enterprises Inc. Class A	54,319	1,023
*	Signature Bank	18,052	1,018

CBL & Associates Properties Inc.	58,405	1,017
Bank of Hawaii Corp.	21,273	1,017
Protective Life Corp.	38,115	1,012
Janus Capital Group Inc.	81,139	1,012
Allied World Assurance Co. Holdings Ltd.	16,075	1,008
* Stifel Financial Corp.	13,995	1,005
Endurance Specialty Holdings Ltd.	20,500	1,001
Home Properties Inc.	16,789	990
Mid-America Apartment Communities Inc.	15,368	987
American Campus Communities Inc.	29,786	983
Fulton Financial Corp.	88,347	982
Omega Healthcare Investors Inc.	43,866	980
Erie Indemnity Co. Class A	13,666	972
Entertainment Properties Trust	20,735	971
National Retail Properties Inc.	36,909	964
Valley National Bancorp	68,096	951
Tanger Factory Outlet Centers	35,958	944
Aspen Insurance Holdings Ltd.	34,093	940
* Alleghany Corp.	2,831	937
StanCorp Financial Group Inc.	20,299	936
Douglas Emmett Inc.	49,859	935
Alterra Capital Holdings Ltd.	41,401	925
Hatteras Financial Corp.	32,692	919
Validus Holdings Ltd.	27,297	910
Hanover Insurance Group Inc.	20,043	907
Kilroy Realty Corp.	23,100	897
LaSalle Hotel Properties	32,660	882
Washington Real Estate Investment Trust	28,353	881
Washington Federal Inc.	50,191	870
Prosperity Bancshares Inc.	19,970	854
Post Properties Inc.	21,727	853
Capitol Federal Financial Inc.	74,841	843
CommonWealth REIT	32,390	841
* ProAssurance Corp.	13,210	837
FirstMerit Corp.	48,922	835
DiamondRock Hospitality Co.	74,134	828
CapitalSource Inc.	114,302	805
* CNO Financial Group Inc.	106,767	802
Synovus Financial Corp.	328,433	788
Extra Space Storage Inc.	37,679	780
Equity Lifestyle Properties Inc.	13,150	758
Brandywine Realty Trust	60,637	736
Potlatch Corp.	18,188	731
Greenhill & Co. Inc.	11,027	725
* MBIA Inc.	71,957	722
* MGIC Investment Corp.	81,217	722
Iberiabank Corp.	12,000	722
Webster Financial Corp.	33,530	719
First American Financial Corp.	41,932	692
Unitrin Inc.	22,251	687
Platinum Underwriters Holdings Ltd.	18,000	686
Invesco Mortgage Capital Inc.	31,200	682
Delphi Financial Group Inc.	22,014	676
Starwood Property Trust Inc.	30,222	674
Westamerica Bancorporation	13,019	669
Healthcare Realty Trust Inc.	28,955	657
* Portfolio Recovery Associates Inc.	7,600	647
Colonial Properties Trust	33,411	643

Trustmark Corp.	27,375	641
DuPont Fabros Technology Inc.	26,287	637
NewAlliance Bancshares Inc.	42,181	626
Northwest Bancshares Inc.	49,804	625
BOK Financial Corp.	12,012	621
* Ezcorp Inc. Class A	19,638	616
Cash America International Inc.	13,187	607
DCT Industrial Trust Inc.	109,237	606
Whitney Holding Corp.	43,533	593
Umpqua Holdings Corp.	51,527	589
* MF Global Holdings Ltd.	69,955	579
Cathay General Bancorp	33,883	578
Wintrust Financial Corp.	15,702	577
FNB Corp.	54,687	576
Medical Properties Trust Inc.	49,716	575
Astoria Financial Corp.	39,895	573
Lexington Realty Trust	59,408	555
* Knight Capital Group Inc. Class A	41,168	552
National Health Investors Inc.	11,500	551
* PHH Corp.	25,247	550
Susquehanna Bancshares Inc.	58,518	547
UMB Financial Corp.	14,621	546
EastGroup Properties Inc.	12,300	541
Montpelier Re Holdings Ltd.	30,509	539
* Sunstone Hotel Investors Inc.	52,350	533
Hancock Holding Co.	16,155	531
BancorpSouth Inc.	33,921	524
Redwood Trust Inc.	33,576	522
PS Business Parks Inc.	8,902	516
Symetra Financial Corp.	37,618	512
United Bankshares Inc.	19,025	505
Glacier Bancorp Inc.	32,928	496
Sovran Self Storage Inc.	12,480	494
Mercury General Corp.	12,555	491
First Citizens BancShares Inc. Class A	2,375	476
Argo Group International Holdings Ltd.	14,417	476
MB Financial Inc.	22,562	473
* Texas Capital Bancshares Inc.	17,894	465
National Penn Bancshares Inc.	59,794	463
Franklin Street Properties Corp.	32,687	460
TFS Financial Corp.	43,304	460
International Bancshares Corp.	24,820	455
* World Acceptance Corp.	6,937	452
RLI Corp.	7,830	451
First Financial Bancorp	26,682	445
Old National Bancorp	40,824	438
* iStar Financial Inc.	47,582	437
Employers Holdings Inc.	20,939	433
Tower Group Inc.	17,901	430
Radian Group Inc.	61,053	416
Provident Financial Services Inc.	27,926	413
Selective Insurance Group Inc.	23,700	410
* First Cash Financial Services Inc.	10,600	409
Alexander's Inc.	989	402
Equity One Inc.	21,403	402
First Midwest Bancorp Inc.	33,254	392
optionsXpress Holdings Inc.	21,367	391
Infinity Property & Casualty Corp.	6,541	389

KBW Inc.	14,836	389
Community Bank System Inc.	16,000	388
Capstead Mortgage Corp.	29,992	383
* Piper Jaffray Cos.	9,220	382
First Financial Bankshares Inc.	7,410	381
NBT Bancorp Inc.	16,653	380
^ Prospect Capital Corp.	30,884	377
Cypress Sharpridge Investments Inc.	29,541	375
Anworth Mortgage Asset Corp.	52,546	373
CVB Financial Corp.	39,875	371
American Equity Investment Life Holding Co.	27,800	365
* Strategic Hotels & Resorts Inc.	56,227	363
* Navigators Group Inc.	6,993	360
* Ocwen Financial Corp.	32,350	356
Park National Corp.	5,324	356
* Investment Technology Group Inc.	19,537	355
PrivateBancorp Inc. Class A	23,241	355
* Investors Bancorp Inc.	23,646	352
Nelnet Inc. Class A	15,700	343
Hersha Hospitality Trust Class A	56,900	338
American National Insurance Co.	4,267	338
* National Financial Partners Corp.	22,725	335
Sterling Bancshares Inc.	38,850	334
Glimcher Realty Trust	35,634	330
U-Store-It Trust	31,295	329
Bank of the Ozarks Inc.	7,408	324
* Greenlight Capital Re Ltd. Class A	11,369	321
Horace Mann Educators Corp.	19,085	321
PacWest Bancorp	14,691	320
* First Industrial Realty Trust Inc.	26,764	318
Fifth Street Finance Corp.	23,611	315
Interactive Brokers Group Inc.	19,825	315
LTC Properties Inc.	10,800	306
Brookline Bancorp Inc.	28,689	302
* Pinnacle Financial Partners Inc.	18,168	300
Government Properties Income Trust	11,144	299
Pebblebrook Hotel Trust	13,447	298
* Forestar Group Inc.	15,641	297
* Internet Capital Group Inc.	20,848	296
Saul Centers Inc.	6,643	296
Acadia Realty Trust	15,578	295
Ashford Hospitality Trust Inc.	26,606	293
CreXus Investment Corp.	25,300	289
Amtrust Financial Services Inc.	15,045	287
Cousins Properties Inc.	34,166	285
BGC Partners Inc. Class A	30,530	284
Inland Real Estate Corp.	29,454	281
City Holding Co.	7,927	280
* Enstar Group Ltd.	2,793	279
First Potomac Realty Trust	17,695	279
Columbia Banking System Inc.	14,434	277
Pennsylvania Real Estate Investment Trust	19,349	276
Investors Real Estate Trust	29,024	276
Solar Capital Ltd.	11,492	274
MarketAxess Holdings Inc.	11,113	269
* Dollar Financial Corp.	12,900	268
* FelCor Lodging Trust Inc.	43,168	265
* Credit Acceptance Corp.	3,700	263

BlackRock Kelso Capital Corp.	25,841	262
Sun Communities Inc.	7,326	261
Primerica Inc.	10,233	261
* CNA Surety Corp.	10,310	260
S&T Bancorp Inc.	11,876	256
* Financial Engines Inc.	9,215	254
MCG Capital Corp.	38,915	253
First Commonwealth Financial Corp.	36,633	251
Oritani Financial Corp.	19,619	249
Safety Insurance Group Inc.	5,189	239
* AMERISAFE Inc.	10,800	239
Chemical Financial Corp.	11,969	239
Two Harbors Investment Corp.	22,700	238
* Pico Holdings Inc.	7,896	237
Getty Realty Corp.	10,327	236
Meadowbrook Insurance Group Inc.	22,801	236
WesBanco Inc.	11,385	236
* PMI Group Inc.	85,700	231
Boston Private Financial Holdings Inc.	32,663	231
* Hilltop Holdings Inc.	22,838	229
Trustco Bank Corp. NY	38,059	226
Provident New York Bancorp	21,730	224
Associated Estates Realty Corp.	13,894	221
* Altisource Portfolio Solutions SA	7,166	220
* Safeguard Scientifics Inc.	10,753	219
Evercore Partners Inc. Class A	6,300	216
Dime Community Bancshares Inc.	14,512	214
* West Coast Bancorp	61,543	214
* Nara Bancorp Inc.	22,002	212
Home Bancshares Inc.	9,197	209
* Encore Capital Group Inc.	8,723	207
United Fire & Casualty Co.	10,001	202
Cardinal Financial Corp.	17,314	202
Compass Diversified Holdings	13,170	194
GFI Group Inc.	38,668	194
* LPL Investment Holdings Inc.	5,400	193
NorthStar Realty Finance Corp.	35,998	193
* Citizens Inc.	26,169	191
Independent Bank Corp.	7,000	189
Hercules Technology Growth Capital Inc.	17,107	188
* FPIC Insurance Group Inc.	4,950	188
Cohen & Steers Inc.	6,300	187
* Western Alliance Bancorp	22,640	186
First Financial Corp.	5,581	186
Oriental Financial Group Inc.	14,777	185
Wilmington Trust Corp.	40,991	185
Education Realty Trust Inc.	22,821	183
Harleysville Group Inc.	5,517	183
Simmons First National Corp. Class A	6,737	183
FBL Financial Group Inc. Class A	5,883	181
Artio Global Investors Inc. Class A	11,130	180
* Tejon Ranch Co.	4,846	178
Northfield Bancorp Inc.	12,400	171
PennantPark Investment Corp.	14,100	168
Westfield Financial Inc.	18,333	166
^ TowneBank	10,600	166
Southside Bancshares Inc.	7,736	166
Chesapeake Lodging Trust	9,380	163

* Beneficial Mutual Bancorp Inc.	18,732	161
StellarOne Corp.	11,315	161
Flagstone Reinsurance Holdings SA	17,809	160
Danvers Bancorp Inc.	7,461	160
Walter Investment Management Corp.	9,756	157
Universal Health Realty Income Trust	3,852	156
Community Trust Bancorp Inc.	5,623	156
1st Source Corp.	7,693	154
^ RAIT Financial Trust	61,455	151
Sabra Healthcare REIT Inc.	8,543	150
Calamos Asset Management Inc. Class A	9,004	149
* Newcastle Investment Corp.	24,631	149
* Center Financial Corp.	20,115	148
* Virtus Investment Partners Inc.	2,481	146
* United Community Banks Inc.	61,561	146
PennyMac Mortgage Investment Trust	7,900	145
* FBR Capital Markets Corp.	40,332	144
Retail Opportunity Investments Corp.	13,175	144
ViewPoint Financial Group	10,985	143
Cedar Shopping Centers Inc.	23,600	142
* Global Indemnity plc	6,464	142
* Intl. FCStone Inc.	5,546	141
SCBT Financial Corp.	4,229	141
National Western Life Insurance Co. Class A	857	139
Lakeland Bancorp Inc.	13,307	138
Ramco-Gershenson Properties Trust	11,010	138
Flushing Financial Corp.	9,252	138
Colony Financial Inc.	7,264	137
* Sun Bancorp Inc.	39,052	136
Sandy Spring Bancorp Inc.	7,332	135
* Phoenix Cos. Inc.	49,630	135
* TradeStation Group Inc.	19,117	134
* HFF Inc. Class A	8,800	132
Advance America Cash Advance Centers Inc.	24,859	132
Trico Bancshares	8,078	132
SY Bancorp Inc.	5,189	131
Parkway Properties Inc.	7,669	130
First Bancorp	9,817	130
NGP Capital Resources Co.	13,425	129
Lakeland Financial Corp.	5,698	129
* Gramercy Capital Corp.	30,324	129
BankFinancial Corp.	13,840	127
WSFS Financial Corp.	2,700	127
* MPG Office Trust Inc.	34,100	127
Maiden Holdings Ltd.	16,630	125
* 1st United Bancorp Inc.	17,600	124
MVC Capital Inc.	9,000	123
MainSource Financial Group Inc.	12,281	123
* Hanmi Financial Corp.	98,338	122
Urstadt Biddle Properties Inc. Class A	6,391	122
* Bancorp Inc.	13,058	121
Renasant Corp.	7,089	120
Republic Bancorp Inc. Class A	6,160	120
* LaBranche & Co. Inc.	29,899	118
German American Bancorp Inc.	6,797	117
* eHealth Inc.	8,500	113
* First Marblehead Corp.	51,051	112
Duff & Phelps Corp. Class A	7,000	112

Bank Mutual Corp.	26,271	111
OneBeacon Insurance Group Ltd. Class A	8,107	110
Tompkins Financial Corp.	2,629	109
ESSA Bancorp Inc.	8,266	109
* Primus Guaranty Ltd.	21,467	109
* Citizens Republic Bancorp Inc.	122,457	109
* Seacoast Banking Corp. of Florida	68,964	109
Washington Trust Bancorp Inc.	4,493	107
Arrow Financial Corp.	4,266	106
Abington Bancorp Inc.	8,563	105
Univest Corp. of Pennsylvania	5,905	105
CBOE Holdings Inc.	3,600	104
* Virginia Commerce Bancorp Inc.	18,065	104
Banner Corp.	43,600	103
TICC Capital Corp.	9,386	102
* Ladenburg Thalmann Financial Services Inc.	88,300	102
* Ameris Bancorp	9,820	100
Main Street Capital Corp.	5,400	100
GAMCO Investors Inc.	2,093	97
EMC Insurance Group Inc.	3,895	97
Gladstone Commercial Corp.	5,300	97
Merchants Bancshares Inc.	3,611	96
Gladstone Capital Corp.	8,419	95
CapLease Inc.	17,100	94
Dynex Capital Inc.	9,300	94
Presidential Life Corp.	9,800	93
SeaBright Holdings Inc.	9,100	93
Resource Capital Corp.	14,100	93
Gladstone Investment Corp.	11,924	93
* Taylor Capital Group Inc.	8,700	91
Berkshire Hills Bancorp Inc.	4,378	91
* CompuCredit Holdings Corp.	13,788	91
Suffolk Bancorp	4,300	90
Bancfirst Corp.	2,100	90
First Merchants Corp.	10,627	88
Agree Realty Corp.	3,900	88
* First BanCorp	17,450	87
Arlington Asset Investment Corp. Class A	2,834	86
Kite Realty Group Trust	16,023	85
Westwood Holdings Group Inc.	2,100	85
State Auto Financial Corp.	4,617	84
Bryn Mawr Bank Corp.	4,070	84
Cogdell Spencer Inc.	13,900	83
Capital Southwest Corp.	901	82
Wilshire Bancorp Inc.	16,650	82
Triangle Capital Corp.	4,500	81
* Doral Financial Corp.	73,100	80
Winthrop Realty Trust	6,559	80
* Guaranty Bancorp	61,847	80
Oppenheimer Holdings Inc. Class A	2,377	80
Great Southern Bancorp Inc.	3,677	79
* Southwest Bancorp Inc.	5,544	79
CoBiz Financial Inc.	11,273	78
Penns Woods Bancorp Inc.	2,008	78
* First Financial Northwest Inc.	13,637	78
Sanders Morris Harris Group Inc.	9,701	78
First Busey Corp.	14,811	75
* NewStar Financial Inc.	6,812	74

CFS Bancorp Inc.	13,200	74
Center Bancorp Inc.	7,678	74
Hudson Valley Holding Corp.	3,300	73
Medallion Financial Corp.	8,180	72
Rockville Financial Inc.	6,810	71
One Liberty Properties Inc.	4,703	71
* Penson Worldwide Inc.	10,262	69
Northrim BanCorp Inc.	3,584	68
Camden National Corp.	1,992	68
Heartland Financial USA Inc.	3,955	67
Mission West Properties Inc.	10,188	67
Eastern Insurance Holdings Inc.	5,100	66
Donegal Group Inc. Class A	4,931	66
* Hampton Roads Bankshares Inc.	76,503	65
Financial Institutions Inc.	3,651	64
National Bankshares Inc.	2,192	63
Apollo Commercial Real Estate Finance Inc.	3,800	62
SWS Group Inc.	10,221	62
Roma Financial Corp.	5,600	62
UMH Properties Inc.	6,159	61
Stewart Information Services Corp.	5,820	61
Baldwin & Lyons Inc.	2,573	60
Sterling Bancorp	5,785	58
Peoples Bancorp Inc.	4,782	57
United Financial Bancorp Inc.	3,474	57
Peapack Gladstone Financial Corp.	4,266	57
State Bancorp Inc.	5,343	56
Consolidated-Tomoka Land Co.	1,700	55
First Community Bancshares Inc.	3,779	54
Union First Market Bankshares Corp.	4,750	53
Pulaski Financial Corp.	7,046	53
American National Bankshares Inc.	2,283	51
* Flagstar Bancorp Inc.	34,097	51
* Heritage Financial Corp.	3,576	51
Territorial Bancorp Inc.	2,528	50
Ames National Corp.	2,615	50
* American Safety Insurance Holdings Ltd.	2,300	49
Federal Agricultural Mortgage Corp. Class A	3,500	49
* Stratus Properties Inc.	3,604	49
Capital City Bank Group Inc.	3,850	49
Citizens & Northern Corp.	2,898	49
OceanFirst Financial Corp.	3,436	48
Hudson Pacific Properties Inc.	3,200	47
* Pacific Mercantile Bancorp	10,891	46
First Financial Holdings Inc.	4,035	46
Asta Funding Inc.	5,300	45
* Kennedy-Wilson Holdings Inc.	4,100	45
* AmeriServ Financial Inc.	18,587	44
* United Community Financial Corp.	32,272	43
Crawford & Co. Class B	9,050	43
* Waterstone Financial Inc.	13,579	42
* NewBridge Bancorp	8,369	42
* Eagle Bancorp Inc.	2,936	41
* Arbor Realty Trust Inc.	7,200	41
HF Financial Corp.	3,644	41
* Asset Acceptance Capital Corp.	7,559	41
Provident Financial Holdings Inc.	4,832	40
Washington Banking Co.	2,800	39

*	Avatar Holdings Inc.	1,994	39
	Kaiser Federal Financial Group Inc.	3,191	39
	Centerstate Banks Inc.	5,542	39
	Century Bancorp Inc. Class A	1,440	39
	Kansas City Life Insurance Co.	1,200	38
^	Life Partners Holdings Inc.	4,687	38
	US Global Investors Inc. Class A	4,600	37
	PMC Commercial Trust	4,300	37
	Monmouth Real Estate Investment Corp. Class A	4,500	37
	West Bancorporation Inc.	4,621	37
*	Gleacher & Co. Inc.	20,361	35
*	Unity Bancorp Inc.	5,069	35
*	Meridian Interstate Bancorp Inc.	2,492	35
	Home Federal Bancorp Inc.	2,952	35
	THL Credit Inc.	2,500	34
	Resource America Inc. Class A	5,286	34
*	Harris & Harris Group Inc.	6,200	33
*	Heritage Commerce Corp.	7,000	33
	First Interstate Bancsystem Inc.	2,400	33
	Chatham Lodging Trust	2,000	32
*	Cascade Bancorp	4,878	32
	Tower Bancorp Inc.	1,400	31
	Pacific Continental Corp.	3,050	31
*,^ Green Bankshares Inc.		11,102	31
	Epoch Holding Corp.	1,800	28
	Orrstown Financial Services Inc.	1,000	28
*	Republic First Bancorp Inc.	10,019	28
*	Marlin Business Services Corp.	2,196	27
	MutualFirst Financial Inc.	2,926	27
*	Encore Bancshares Inc.	2,207	27
*,^ Macatawa Bank Corp.		10,455	26
	Investors Title Co.	812	26
	TF Financial Corp.	1,219	25
*	First Acceptance Corp.	13,145	25
*	Mercantile Bank Corp.	2,546	25
	Kohlberg Capital Corp.	2,881	24
	Enterprise Financial Services Corp.	1,685	24
	Excel Trust Inc.	2,000	24
*	United Security Bancshares	6,288	23
	First Bancorp Inc.	1,500	23
*	First Defiance Financial Corp.	1,600	23
	Codorus Valley Bancorp Inc.	2,097	23
	Bank of Marin Bancorp	600	22
	First of Long Island Corp.	800	22
	First South Bancorp Inc.	4,352	22
*	BCSB Bancorp Inc.	1,582	21
	Independence Holding Co.	2,602	21
*	Cowen Group Inc. Class A	5,200	21
*,^ BankAtlantic Bancorp Inc. Class A		22,147	20
	Shore Bancshares Inc.	2,050	20
*	Jefferson Bancshares Inc.	5,200	18
	Wayne Savings Bancshares Inc.	2,079	18
*	Thomas Properties Group Inc.	5,320	18
*	MBT Financial Corp.	11,530	18
*	Tree.com Inc.	2,950	17
*,^ Central Pacific Financial Corp.		835	17
*	BancTrust Financial Group Inc.	7,033	17
	Federal Agricultural Mortgage Corp.	900	17

	HopFed Bancorp Inc.	1,851	17
	JMP Group Inc.	1,900	16
	First M&F Corp.	3,952	16
*,^ Princeton National Bancorp Inc.		2,999	16
	Diamond Hill Investment Group Inc.	200	16
	Eastern Virginia Bankshares Inc.	4,460	16
	Bridge Bancorp Inc.	700	16
*	Consumer Portfolio Services Inc.	14,200	15
	ESB Financial Corp.	1,000	15
	Hawthorn Bancshares Inc.	1,579	14
	Landmark Bancorp Inc.	866	14
	Fox Chase Bancorp Inc.	1,000	14
*	Intervest Bancshares Corp. Class A	5,348	14
	Sierra Bancorp	1,200	13
*	First Place Financial Corp.	5,836	13
	Institutional Financial Markets Inc.	2,883	13
	CNB Financial Corp.	900	13
*	Colony Bankcorp Inc.	3,062	13
*	Camco Financial Corp.	6,536	12
*	Metro Bancorp Inc.	1,000	12
*	Central Pacific Financial Corp. Rights	835	12
*	Capital Trust Inc. Class A	5,099	12
*	Deerfield Capital Corp.	1,764	11
	United Security Bancshares	1,292	11
*	Farmers Capital Bank Corp.	1,430	11
	Citizens South Banking Corp.	2,348	10
*	Premierwest Bancorp	4,710	10
*	North Valley Bancorp	923	10
	Alliance Financial Corp.	300	10
*	First Security Group Inc.	10,668	10
	Golub Capital BDC Inc.	599	9
	National Interstate Corp.	445	9
*	Atlantic Coast Financial Corp.	930	9
*	Bank of Granite Corp.	16,417	9
*	American Independence Corp.	1,770	9
	Meta Financial Group Inc.	554	9
	Ameriana Bancorp	1,926	9
*	Sterling Financial Corp.	527	9
	QC Holdings Inc.	2,008	9
*	BRT Realty Trust	1,187	8
*	Royal Bancshares of Pennsylvania Inc.	4,060	7
*	HMN Financial Inc.	2,621	7
*	Anchor Bancorp Wisconsin Inc.	6,479	6
	Old Second Bancorp Inc.	6,115	6
*	Yadkin Valley Financial Corp.	2,100	5
*	Independent Bank Corp.	1,341	4
*	Student Loan Corp. Escrow	1,350	3
*	NASB Financial Inc.	200	3
*	Preferred Bank	2,123	3
*	ZipRealty Inc.	900	3
*	Fidelity Southern Corp.	310	2
*	Integra Bank Corp.	7,550	2
*	Vestin Realty Mortgage II Inc.	1,269	2
*	Terreno Realty Corp.	100	2
*	Valley National Bancorp Warrants Exp. 06/30/2015	570	1
*	Superior Bancorp	4,089	1
*	Affirmative Insurance Holdings Inc.	500	1
*	Community Capital Corp.	299	1

* Hallmark Financial Services	100	1
First United Corp.	200	1
* Southern Community Financial Corp.	400	1
* Grubb & Ellis Co.	600	—
		1,058,199
Health Care (6.7%)
Pfizer Inc.	3,525,713	71,607
Johnson & Johnson	1,208,502	71,604
Merck & Co. Inc.	1,355,753	44,753
Abbott Laboratories	680,280	33,368
* Amgen Inc.	416,157	22,244
UnitedHealth Group Inc.	484,076	21,880
Bristol-Myers Squibb Co.	753,214	19,907
Medtronic Inc.	475,217	18,700
Eli Lilly & Co.	456,709	16,062
* Gilead Sciences Inc.	357,304	15,164
Baxter International Inc.	256,427	13,788
* Express Scripts Inc.	220,003	12,234
WellPoint Inc.	173,278	12,093
* Celgene Corp.	207,151	11,917
* Covidien plc	217,947	11,320
* Medco Health Solutions Inc.	186,864	10,494
* Thermo Fisher Scientific Inc.	175,124	9,728
Allergan Inc.	135,502	9,623
McKesson Corp.	111,392	8,806
* Genzyme Corp.	114,225	8,698
Becton Dickinson and Co.	101,301	8,066
Stryker Corp.	131,416	7,990
St. Jude Medical Inc.	151,137	7,747
* Biogen Idec Inc.	104,949	7,702
* Agilent Technologies Inc.	152,813	6,843
Aetna Inc.	176,576	6,609
Cardinal Health Inc.	153,642	6,319
* Intuitive Surgical Inc.	17,304	5,770
* Zimmer Holdings Inc.	87,373	5,289
CIGNA Corp.	119,415	5,288
* Humana Inc.	74,343	5,200
AmerisourceBergen Corp. Class A	121,892	4,822
* Boston Scientific Corp.	670,019	4,817
* Edwards Lifesciences Corp.	50,387	4,384
* Mylan Inc.	192,328	4,360
* Life Technologies Corp.	82,475	4,323
* Vertex Pharmaceuticals Inc.	89,850	4,306
Quest Diagnostics Inc.	71,700	4,139
* Laboratory Corp. of America Holdings	44,877	4,135
* Forest Laboratories Inc.	125,936	4,068
CR Bard Inc.	40,947	4,066
* Hospira Inc.	73,533	4,059
* Alexion Pharmaceuticals Inc.	40,042	3,951
* Illumina Inc.	55,228	3,870
* DaVita Inc.	42,936	3,671
* Varian Medical Systems Inc.	52,790	3,571
* Waters Corp.	40,309	3,503
* Cerner Corp.	31,124	3,461
* Watson Pharmaceuticals Inc.	58,576	3,281
Perrigo Co.	36,555	2,907
* Henry Schein Inc.	40,853	2,867

* CareFusion Corp.	98,293	2,772
* Hologic Inc.	114,665	2,546
* Cephalon Inc.	33,427	2,533
Beckman Coulter Inc.	30,477	2,532
* Mettler-Toledo International Inc.	14,637	2,518
* Dendreon Corp.	64,134	2,401
* Human Genome Sciences Inc.	83,215	2,284
DENTSPLY International Inc.	59,557	2,203
* Coventry Health Care Inc.	65,374	2,085
* ResMed Inc.	67,208	2,016
* IDEXX Laboratories Inc.	25,570	1,974
Universal Health Services Inc. Class B	39,695	1,961
* Endo Pharmaceuticals Holdings Inc.	51,189	1,953
* HCA Holdings Inc.	48,697	1,649
* Allscripts Healthcare Solutions Inc.	78,260	1,643
* Community Health Systems Inc.	41,071	1,642
* United Therapeutics Corp.	24,080	1,614
* Tenet Healthcare Corp.	213,989	1,594
* Covance Inc.	28,539	1,562
* Kinetic Concepts Inc.	28,623	1,558
Omnicare Inc.	51,545	1,546
Warner Chilcott plc Class A	61,901	1,441
* AMERIGROUP Corp.	22,227	1,428
* Gen-Probe Inc.	21,320	1,415
Cooper Cos. Inc.	20,298	1,410
* Mednax Inc.	21,114	1,406
* Alere Inc.	35,877	1,404
* Health Net Inc.	42,425	1,387
Pharmaceutical Product Development Inc.	49,878	1,382
PerkinElmer Inc.	52,140	1,370
* Regeneron Pharmaceuticals Inc.	29,760	1,337
Patterson Cos. Inc.	41,456	1,334
Lincare Holdings Inc.	43,664	1,295
* Pharmasset Inc.	16,399	1,291
* Brookdale Senior Living Inc. Class A	45,486	1,274
* Health Management Associates Inc. Class A	111,205	1,212
* BioMarin Pharmaceutical Inc.	45,805	1,151
Techne Corp.	15,600	1,117
Hill-Rom Holdings Inc.	28,213	1,072
* InterMune Inc.	22,600	1,066
* Sirona Dental Systems Inc.	21,176	1,062
* Healthspring Inc.	27,900	1,043
* Healthsouth Corp.	41,649	1,040
* Bio-Rad Laboratories Inc. Class A	8,605	1,034
Teleflex Inc.	17,714	1,027
* HMS Holdings Corp.	12,390	1,014
* Onyx Pharmaceuticals Inc.	27,959	984
* Catalyst Health Solutions Inc.	17,250	965
* LifePoint Hospitals Inc.	23,572	947
* Dionex Corp.	7,800	921
STERIS Corp.	26,651	921
Owens & Minor Inc.	28,205	916
* VCA Antech Inc.	36,200	912
* Salix Pharmaceuticals Ltd.	25,746	902
* Emergency Medical Services Corp. Class A	13,711	872
Medicis Pharmaceutical Corp. Class A	27,192	871
* Incyte Corp. Ltd.	54,482	864
* Charles River Laboratories International Inc.	21,975	843

* Myriad Genetics Inc.	41,274	832
* WellCare Health Plans Inc.	19,259	808
Masimo Corp.	23,892	791
* Centene Corp.	23,500	775
Quality Systems Inc.	9,100	758
* Cepheid Inc.	26,922	754
* Talecris Biotherapeutics Holdings Corp.	28,120	754
* American Medical Systems Holdings Inc.	34,192	740
* Magellan Health Services Inc.	14,915	732
* Haemonetics Corp.	11,163	732
* Amylin Pharmaceuticals Inc.	63,890	726
* PSS World Medical Inc.	25,550	694
Chemed Corp.	10,400	693
* Viropharma Inc.	34,331	683
West Pharmaceutical Services Inc.	15,175	679
* Cubist Pharmaceuticals Inc.	26,706	674
* Seattle Genetics Inc.	42,786	666
* Parexel International Corp.	26,600	662
* Theravance Inc.	27,038	655
* athenahealth Inc.	14,500	654
* Exelixis Inc.	56,205	635
* Thoratec Corp.	24,462	634
* Impax Laboratories Inc.	24,333	619
* Immucor Inc.	31,280	619
* Bruker Corp.	29,664	618
* Alkermes Inc.	42,914	556
* Align Technology Inc.	25,561	523
* Volcano Corp.	20,309	520
* Par Pharmaceutical Cos. Inc.	15,527	483
* Integra LifeSciences Holdings Corp.	10,001	474
Invacare Corp.	15,107	470
* Nektar Therapeutics	49,476	469
* Auxilium Pharmaceuticals Inc.	21,700	466
* Amedisys Inc.	13,234	463
* Cyberonics Inc.	14,200	452
* NuVasive Inc.	17,550	444
Meridian Bioscience Inc.	18,208	437
* Medicines Co.	26,016	424
* Amsurg Corp. Class A	16,200	412
Universal American Corp.	17,857	409
* Acorda Therapeutics Inc.	17,540	407
* Isis Pharmaceuticals Inc.	43,725	395
* Hanger Orthopedic Group Inc.	15,135	394
* CONMED Corp.	14,640	385
* Gentiva Health Services Inc.	13,331	374
* Kindred Healthcare Inc.	15,232	364
* Zoll Medical Corp.	8,000	358
* Questcor Pharmaceuticals Inc.	24,622	355
Computer Programs & Systems Inc.	5,500	354
* Luminex Corp.	18,616	349
* DexCom Inc.	22,400	348
* Wright Medical Group Inc.	20,400	347
* MWI Veterinary Supply Inc.	4,300	347
* RehabCare Group Inc.	9,232	340
* NxStage Medical Inc.	15,300	336
* Air Methods Corp.	5,000	336
* Medivation Inc.	18,015	336
* Arthrocare Corp.	10,016	334

	Analogic Corp.	5,900	334
*	Greatbatch Inc.	12,541	332
*	Ariad Pharmaceuticals Inc.	43,812	329
	PDL BioPharma Inc.	56,495	328
*	Neogen Corp.	7,803	323
*	Celera Corp.	39,557	321
*	Savient Pharmaceuticals Inc.	30,161	320
*	Abaxis Inc.	10,700	309
*	Depomed Inc.	30,706	308
*	HeartWare International Inc.	3,600	308
*	Insulet Corp.	14,900	307
*	MedAssets Inc.	20,000	305
*	Momenta Pharmaceuticals Inc.	19,200	304
	Landauer Inc.	4,900	301
*	Halozyme Therapeutics Inc.	44,500	299
*	Bio-Reference Labs Inc.	13,288	298
*	NPS Pharmaceuticals Inc.	30,446	291
*	Emeritus Corp.	11,336	289
*	Clinical Data Inc.	9,500	288
*	Healthways Inc.	18,313	281
*	Enzon Pharmaceuticals Inc.	25,691	280
*	ABIOMED Inc.	19,000	276
*	Natus Medical Inc.	16,200	272
*	Vivus Inc.	43,814	271
*	Geron Corp.	53,280	269
*	ICU Medical Inc.	6,000	263
*	Omnicell Inc.	17,100	261
*	Accretive Health Inc.	9,218	256
*	Sunrise Senior Living Inc.	21,300	254
*	Merit Medical Systems Inc.	12,839	252
*	Neurocrine Biosciences Inc.	32,734	248
*	IPC The Hospitalist Co. Inc.	5,450	247
	Pain Therapeutics Inc.	24,800	237
*	Assisted Living Concepts Inc. Class A	6,044	237
*	AVANIR Pharmaceuticals Inc.	57,700	235
*	Accuray Inc.	25,957	234
*	Corvel Corp.	4,356	232
*	Rural/Metro Corp.	13,470	230
*	Ardea Biosciences Inc.	7,870	226
*	Conceptus Inc.	15,600	225
*	OraSure Technologies Inc.	28,490	224
*	SIGA Technologies Inc.	18,380	222
*	Immunogen Inc.	24,400	221
*	Ironwood Pharmaceuticals Inc.	15,703	220
*	Endologix Inc.	31,293	212
*	Arqule Inc.	29,301	210
*	Akorn Inc.	36,344	210
*	Jazz Pharmaceuticals Inc.	6,400	204
*	Targacept Inc.	7,482	199
*,^ Sangamo Biosciences Inc.		23,683	197
*	Sequenom Inc.	30,930	196
*	Orthofix International NV	6,001	195
*	Affymetrix Inc.	36,894	192
*	MAKO Surgical Corp.	7,900	191
*	Molina Healthcare Inc.	4,718	189
*	PharMerica Corp.	16,254	186
*	Lexicon Pharmaceuticals Inc.	108,609	182
*	Quidel Corp.	15,000	179

*	LHC Group Inc.	5,900	177
*	AMN Healthcare Services Inc.	20,205	175
*	Immunomedics Inc.	45,675	174
	America Service Group Inc.	6,643	170
	US Physical Therapy Inc.	7,600	170
*	Opko Health Inc.	44,977	168
*	Emdeon Inc. Class A	10,393	167
*	Capital Senior Living Corp.	15,700	167
*	SonoSite Inc.	4,808	160
*	Alnylam Pharmaceuticals Inc.	16,500	158
*	Optimer Pharmaceuticals Inc.	13,300	157
*	Team Health Holdings Inc.	9,000	157
*	AMAG Pharmaceuticals Inc.	9,333	156
*	Curis Inc.	47,920	156
*	Nabi Biopharmaceuticals	25,571	149
*	Select Medical Holdings Corp.	18,410	148
*	Symmetry Medical Inc.	15,100	148
*	Emergent Biosolutions Inc.	6,100	147
*	Metabolix Inc.	13,884	146
*	Palomar Medical Technologies Inc.	9,700	144
*	Five Star Quality Care Inc.	17,293	141
*	American Dental Partners Inc.	10,709	140
*	TomoTherapy Inc.	30,606	140
*	Micromet Inc.	24,730	139
*	Cross Country Healthcare Inc.	17,700	139
*,^ Biotime Inc.		18,600	139
*	Triple-S Management Corp. Class B	6,635	137
*	Medidata Solutions Inc.	5,300	136
*	eResearchTechnology Inc.	19,350	131
*	AVI BioPharma Inc.	70,000	131
*	Continucare Corp.	23,735	127
*	Cytokinetics Inc.	82,525	123
*	Pharmacyclics Inc.	20,829	123
*,^ MannKind Corp.		33,595	123
*	Sun Healthcare Group Inc.	8,543	120
*	Rigel Pharmaceuticals Inc.	16,689	119
*	Inspire Pharmaceuticals Inc.	29,885	118
*	Caliper Life Sciences Inc.	17,380	117
*	Novavax Inc.	45,222	117
*	Angiodynamics Inc.	7,693	116
	Cantel Medical Corp.	4,500	116
*	Dynavax Technologies Corp.	41,928	116
*	Columbia Laboratories Inc.	30,465	115
*	Durect Corp.	31,841	115
*	Alphatec Holdings Inc.	41,900	113
*	Corcept Therapeutics Inc.	26,427	112
	National Healthcare Corp.	2,400	112
*	Spectrum Pharmaceuticals Inc.	12,300	109
*	Spectranetics Corp.	22,996	108
*	Progenics Pharmaceuticals Inc.	17,436	108
*	Ligand Pharmaceuticals Inc. Class B	10,713	107
*	Kensey Nash Corp.	4,291	107
*	Genomic Health Inc.	4,300	106
*	SuperGen Inc.	33,900	105
*	ZIOPHARM Oncology Inc.	16,600	104
*	Sciclone Pharmaceuticals Inc.	25,157	102
*	Merge Healthcare Inc.	20,581	100
*	KV Pharmaceutical Co. Class A	16,333	98

*	BioMimetic Therapeutics Inc.	7,381	97
*	IRIS International Inc.	10,700	96
*	BioScrip Inc.	20,408	96
*,^ XOMA Ltd.		32,833	93
*	Orthovita Inc.	43,416	92
*	Array Biopharma Inc.	29,985	92
*	Arena Pharmaceuticals Inc.	65,908	92
*	Allos Therapeutics Inc.	28,177	89
*	Chelsea Therapeutics International Ltd.	22,900	89
	Ensign Group Inc.	2,792	89
*,^ Delcath Systems Inc.		11,898	88
*	Medical Action Industries Inc.	10,350	87
*	Idenix Pharmaceuticals Inc.	26,134	87
*	Skilled Healthcare Group Inc.	6,000	86
*	CryoLife Inc.	14,000	85
*,^ Cytori Therapeutics Inc.		10,800	85
*	Almost Family Inc.	2,200	83
*	Medcath Corp.	5,899	82
*	Rochester Medical Corp.	7,086	81
*	Protalix BioTherapeutics Inc.	13,000	79
*	Vital Images Inc.	5,700	77
*	Acadia Pharmaceuticals Inc.	46,740	76
*	Biolase Technology Inc.	15,467	75
*	SurModics Inc.	5,945	74
*	Cadence Pharmaceuticals Inc.	7,968	73
*	Anika Therapeutics Inc.	8,000	72
*	Furiex Pharmaceuticals Inc.	4,223	71
*	Hi-Tech Pharmacal Co. Inc.	3,513	71
*	Inhibitex Inc.	19,500	71
*	XenoPort Inc.	11,900	71
	Atrion Corp.	400	70
	Maxygen Inc.	13,320	69
*,^ MELA Sciences Inc.		19,288	68
*	MAP Pharmaceuticals Inc.	4,899	68
*	Cell Therapeutics Inc.	179,910	67
*	Pozen Inc.	12,462	67
	Young Innovations Inc.	2,100	66
*	Keryx Biopharmaceuticals Inc.	13,000	65
*,^ Somaxon Pharmaceuticals Inc.		22,900	65
*	RTI Biologics Inc.	21,863	63
*	Cambrex Corp.	10,772	59
*	Exact Sciences Corp.	7,966	59
*	Synovis Life Technologies Inc.	2,995	57
*	ISTA Pharmaceuticals Inc.	5,637	57
*	Peregrine Pharmaceuticals Inc.	23,676	56
	Psychemedics Corp.	4,980	55
*	LCA-Vision Inc.	8,112	55
*	Unilife Corp.	9,648	55
*	Stereotaxis Inc.	14,107	55
*	Cerus Corp.	18,474	53
*	Albany Molecular Research Inc.	11,811	50
*	Alliance HealthCare Services Inc.	10,800	48
*	Hooper Holmes Inc.	63,605	47
*	NovaMed Inc.	3,533	47
*	Providence Service Corp.	3,100	46
*	CytRx Corp.	51,700	45
*	BioCryst Pharmaceuticals Inc.	11,700	44
*	Codexis Inc.	3,645	43

* Myrexis Inc.	11,168	43
* Kendle International Inc.	4,000	43
* StemCells Inc.	46,900	43
* Harvard Bioscience Inc.	7,434	42
* Adolor Corp.	29,428	41
* PDI Inc.	5,100	41
* Dyax Corp.	25,397	41
* PROLOR Biotech Inc.	6,863	41
* Apricus Biosciences Inc.	9,500	40
* Enzo Biochem Inc.	9,435	40
* Vanda Pharmaceuticals Inc.	5,400	39
* Chindex International Inc.	2,400	39
* Osiris Therapeutics Inc.	5,258	38
* Santarus Inc.	11,122	38
* Obagi Medical Products Inc.	3,000	38
* Inovio Pharmaceuticals Inc.	33,339	37
* Affymax Inc.	6,154	36
* Telik Inc.	39,883	36
* Vical Inc.	12,115	36
* Aastrom Biosciences Inc.	13,995	35
* Hansen Medical Inc.	15,321	34
* Allied Healthcare International Inc.	13,317	34
* Exactech Inc.	1,758	31
* Celldex Therapeutics Inc.	7,537	30
* Icad Inc.	21,400	29
* Transcend Services Inc.	1,200	29
* Caraco Pharmaceutical Laboratories Ltd.	5,444	28
* CPEX Pharmaceuticals Inc.	940	26
* Anadys Pharmaceuticals Inc.	21,879	25
* Theragenics Corp.	11,916	25
* Entremed Inc.	4,828	25
* Animal Health International Inc.	5,800	24
* Vascular Solutions Inc.	2,200	24
* Cutera Inc.	2,800	24
* Staar Surgical Co.	4,100	23
* GTx Inc.	8,800	23
* Strategic Diagnostics Inc.	9,612	22
* Insmed Inc.	3,005	20
* CardioNet Inc.	4,200	20
* Orexigen Therapeutics Inc.	7,000	20
* RadNet Inc.	5,579	20
* GenVec Inc.	47,497	19
* Cynosure Inc. Class A	1,300	18
* ThermoGenesis Corp.	8,484	18
* Hemispherx Biopharma Inc.	35,200	16
* Orchid Cellmark Inc.	7,589	15
* Synta Pharmaceuticals Corp.	2,800	15
* Cel-Sci Corp.	19,362	12
* Dusa Pharmaceuticals Inc.	2,300	12
* Idera Pharmaceuticals Inc.	4,300	11
* Biosante Pharmaceuticals Inc.	5,715	11
* Repligen Corp.	2,900	11
* Alexza Pharmaceuticals Inc.	5,996	10
* OncoGenex Pharmaceutical Inc.	636	10
* Infinity Pharmaceuticals Inc.	1,525	9
* Capstone Therapeutics Corp.	20,010	9
* Agenus Inc.	8,912	8
* Discovery Laboratories Inc.	3,736	7

* Zalicus Inc.	2,700	7
* Mediware Information Systems	500	6
* IVAX Diagnostics Inc.	8,700	6
* AspenBio Pharma Inc.	6,000	5
* China Biologic Products Inc.	300	5
* Biospecifics Technologies Corp.	166	4
* Biodel Inc.	2,000	4
* Arrowhead Research Corp.	5,498	4
* RXi Pharmaceuticals Corp.	2,936	4
* Digirad Corp.	1,200	3
* ADVENTRX Pharmaceuticals Inc.	1,416	3
* Poniard Pharmaceuticals Inc.	4,773	2
* Metropolitan Health Networks Inc.	400	2
* Repros Therapeutics Inc.	175	1
* OXiGENE Inc.	337	1
* EpiCept Corp.	638	—
* Bovie Medical Corp.	100	—
* Palatin Technologies Inc.	160	—
		739,159
Industrials (7.1%)
General Electric Co.	4,689,423	94,023
United Technologies Corp.	386,056	32,680
Caterpillar Inc.	279,326	31,103
3M Co.	298,870	27,944
United Parcel Service Inc. Class B	320,757	23,839
Boeing Co.	306,726	22,676
Union Pacific Corp.	217,033	21,341
Honeywell International Inc.	326,168	19,476
Emerson Electric Co.	331,256	19,355
Deere & Co.	186,529	18,073
CSX Corp.	164,662	12,942
Danaher Corp.	244,659	12,698
FedEx Corp.	131,831	12,333
Norfolk Southern Corp.	160,025	11,085
Lockheed Martin Corp.	134,898	10,846
General Dynamics Corp.	141,292	10,817
Illinois Tool Works Inc.	185,563	9,968
Tyco International Ltd.	215,654	9,655
Precision Castparts Corp.	62,778	9,240
Cummins Inc.	82,821	9,079
Raytheon Co.	159,623	8,120
Eaton Corp.	141,000	7,817
Northrop Grumman Corp.	122,314	7,670
PACCAR Inc.	144,556	7,568
Waste Management Inc.	199,217	7,439
Ingersoll-Rand plc	142,646	6,891
Parker Hannifin Corp.	71,284	6,749
Rockwell Automation Inc.	62,623	5,927
Fluor Corp.	78,890	5,811
CH Robinson Worldwide Inc.	73,268	5,431
Dover Corp.	82,322	5,412
Republic Services Inc. Class A	169,205	5,083
Goodrich Corp.	55,226	4,723
Expeditors International of Washington Inc.	93,762	4,701
Cooper Industries plc	71,658	4,651
ITT Corp.	76,783	4,611
Joy Global Inc.	45,576	4,503

Rockwell Collins Inc.	69,310	4,493
Southwest Airlines Co.	328,955	4,155
L-3 Communications Holdings Inc.	50,021	3,917
Fastenal Co.	58,647	3,802
Roper Industries Inc.	41,948	3,627
WW Grainger Inc.	26,143	3,599
* Delta Air Lines Inc.	348,868	3,419
Textron Inc.	121,688	3,333
* United Continental Holdings Inc.	139,691	3,212
Flowserve Corp.	24,721	3,184
* Stericycle Inc.	35,762	3,171
Bucyrus International Inc. Class A	34,050	3,114
AMETEK Inc.	70,634	3,099
Pall Corp.	51,200	2,950
* Jacobs Engineering Group Inc.	55,700	2,865
KBR Inc.	67,000	2,531
Iron Mountain Inc.	79,760	2,491
* Kansas City Southern	45,350	2,469
Pitney Bowes Inc.	90,142	2,316
* AGCO Corp.	41,304	2,270
Manpower Inc.	36,045	2,267
Masco Corp.	159,683	2,223
Equifax Inc.	54,887	2,132
* Quanta Services Inc.	93,703	2,102
* Foster Wheeler AG	55,302	2,080
* Navistar International Corp.	28,579	1,981
Donaldson Co. Inc.	32,058	1,965
Timken Co.	36,695	1,919
Robert Half International Inc.	61,535	1,883
JB Hunt Transport Services Inc.	41,090	1,866
Avery Dennison Corp.	43,399	1,821
Gardner Denver Inc.	23,292	1,817
Cintas Corp.	59,712	1,807
* Owens Corning	50,097	1,803
* Terex Corp.	48,001	1,778
* Verisk Analytics Inc. Class A	54,201	1,776
Dun & Bradstreet Corp.	22,127	1,775
SPX Corp.	22,344	1,774
* WABCO Holdings Inc.	28,670	1,767
* TransDigm Group Inc.	20,700	1,735
RR Donnelley & Sons Co.	91,206	1,726
* Babcock & Wilcox Co.	51,440	1,717
* Hertz Global Holdings Inc.	109,300	1,708
* URS Corp.	37,031	1,705
Hubbell Inc. Class B	23,349	1,658
Pentair Inc.	43,661	1,650
* IHS Inc. Class A	18,398	1,633
IDEX Corp.	36,453	1,591
Nordson Corp.	13,559	1,560
Snap-On Inc.	25,935	1,558
* BE Aerospace Inc.	42,957	1,526
Wabtec Corp.	21,214	1,439
* Oshkosh Corp.	40,508	1,433
Lincoln Electric Holdings Inc.	18,825	1,429
Kennametal Inc.	36,283	1,415
Waste Connections Inc.	48,475	1,396
* Thomas & Betts Corp.	22,932	1,364
MSC Industrial Direct Co. Class A	19,855	1,359

* Shaw Group Inc.	37,906	1,342
* Sensata Technologies Holding NV	38,500	1,337
Trinity Industries Inc.	35,788	1,312
* Kirby Corp.	22,700	1,300
Towers Watson & Co. Class A	23,190	1,286
Manitowoc Co. Inc.	58,148	1,272
Regal-Beloit Corp.	17,101	1,263
Harsco Corp.	35,646	1,258
* Spirit Aerosystems Holdings Inc. Class A	47,510	1,220
Graco Inc.	26,696	1,214
* Corrections Corp. of America	49,322	1,203
Carlisle Cos. Inc.	26,912	1,199
* WESCO International Inc.	18,925	1,183
* Aecom Technology Corp.	42,164	1,169
Ryder System Inc.	22,950	1,161
* Copart Inc.	26,365	1,142
Acuity Brands Inc.	19,313	1,130
* GrafTech International Ltd.	53,699	1,108
Crane Co.	22,197	1,075
* Nielsen Holdings NV	38,789	1,059
Lennox International Inc.	20,106	1,057
Alliant Techsystems Inc.	14,920	1,054
* Alaska Air Group Inc.	16,578	1,051
* Clean Harbors Inc.	10,465	1,032
* Genesee & Wyoming Inc. Class A	17,319	1,008
CLARCOR Inc.	22,271	1,001
* General Cable Corp.	23,050	998
Landstar System Inc.	21,671	990
Valmont Industries Inc.	9,457	987
Covanta Holding Corp.	57,553	983
Con-way Inc.	24,526	964
* Esterline Technologies Corp.	13,486	954
* AMR Corp.	147,076	950
Toro Co.	14,200	940
UTi Worldwide Inc.	44,928	909
* EMCOR Group Inc.	29,300	907
* United Rentals Inc.	27,180	905
Woodward Inc.	25,901	895
* EnerSys	22,380	890
Actuant Corp. Class A	30,361	880
* Polypore International Inc.	15,100	869
Alexander & Baldwin Inc.	18,629	850
* Hexcel Corp.	43,000	847
* Huntington Ingalls Industries Inc.	20,385	846
* Teledyne Technologies Inc.	16,121	834
Robbins & Myers Inc.	18,023	829
* Avis Budget Group Inc.	45,293	811
GATX Corp.	20,936	809
* Atlas Air Worldwide Holdings Inc.	11,600	809
* Moog Inc. Class A	17,501	803
* FTI Consulting Inc.	20,880	800
Belden Inc.	21,225	797
Watsco Inc.	11,300	788
Triumph Group Inc.	8,806	779
Brady Corp. Class A	21,762	777
* Dollar Thrifty Automotive Group Inc.	11,600	774
* Geo Group Inc.	30,180	774
AO Smith Corp.	17,317	768

Curtiss-Wright Corp.	20,768	730
United Stationers Inc.	10,219	726
* Middleby Corp.	7,753	723
* Chart Industries Inc.	12,917	711
* JetBlue Airways Corp.	110,211	691
* Tetra Tech Inc.	27,938	690
* Meritor Inc.	39,981	678
Brink's Co.	20,457	677
Herman Miller Inc.	24,587	676
* Old Dominion Freight Line Inc.	18,525	650
HNI Corp.	19,935	629
Corporate Executive Board Co.	15,546	628
Mueller Industries Inc.	17,029	624
* Acacia Research - Acacia Technologies	18,131	620
* US Airways Group Inc.	71,222	620
Deluxe Corp.	23,137	614
Rollins Inc.	30,076	611
* HUB Group Inc. Class A	16,707	605
Kaydon Corp.	15,189	595
* II-VI Inc.	11,700	582
Applied Industrial Technologies Inc.	17,489	582
Werner Enterprises Inc.	21,577	571
Mine Safety Appliances Co.	15,502	568
* CoStar Group Inc.	9,017	565
* Ceradyne Inc.	12,146	548
* USG Corp.	32,800	546
Knight Transportation Inc.	28,265	544
Simpson Manufacturing Co. Inc.	18,100	533
* American Superconductor Corp.	21,408	532
Watts Water Technologies Inc. Class A	13,755	525
Briggs & Stratton Corp.	22,996	521
ABM Industries Inc.	20,350	517
* AAR Corp.	18,100	502
* MasTec Inc.	23,875	497
* Orbital Sciences Corp.	26,000	492
Healthcare Services Group Inc.	27,963	492
* Insituform Technologies Inc. Class A	18,100	484
Heartland Express Inc.	27,418	481
Knoll Inc.	22,700	476
ESCO Technologies Inc.	12,280	468
Granite Construction Inc.	16,177	455
Cubic Corp.	7,900	454
* Mobile Mini Inc.	18,800	452
* Korn/Ferry International	20,201	450
* Macquarie Infrastructure Co. LLC	18,800	449
Forward Air Corp.	14,553	446
Skywest Inc.	25,900	438
Raven Industries Inc.	7,100	436
Barnes Group Inc.	20,864	436
* DigitalGlobe Inc.	15,460	433
* AirTran Holdings Inc.	57,740	430
* Beacon Roofing Supply Inc.	20,975	429
Seaboard Corp.	177	427
Steelcase Inc. Class A	37,426	426
American Science & Engineering Inc.	4,600	425
Armstrong World Industries Inc.	9,156	424
* GeoEye Inc.	10,068	419
Kaman Corp.	11,851	417

Franklin Electric Co. Inc.	8,900	411
* 3D Systems Corp.	8,104	393
* SFN Group Inc.	27,899	393
* EnPro Industries Inc.	10,619	386
Insperity Inc.	12,400	377
* Advisory Board Co.	7,291	376
* Griffon Corp.	28,390	373
Resources Connection Inc.	19,200	372
* SYKES Enterprises Inc.	18,316	362
Lindsay Corp.	4,550	360
* Blount International Inc.	22,037	352
HEICO Corp.	5,625	352
Titan International Inc.	13,125	349
Aircastle Ltd.	28,426	343
* Kforce Inc.	18,307	335
* Altra Holdings Inc.	14,100	333
* Amerco Inc.	3,428	333
* Dycom Industries Inc.	19,090	331
Interface Inc. Class A	17,743	328
* TrueBlue Inc.	19,304	324
CIRCOR International Inc.	6,700	315
Quanex Building Products Corp.	15,990	314
Tutor Perini Corp.	12,800	312
Mueller Water Products Inc. Class A	69,074	309
* Astec Industries Inc.	8,243	307
Arkansas Best Corp.	11,800	306
* Sauer-Danfoss Inc.	6,000	306
* RBC Bearings Inc.	7,977	305
Ameron International Corp.	4,300	300
Unifirst Corp.	5,500	292
Tennant Co.	6,900	290
* Ladish Co. Inc.	5,300	290
* Colfax Corp.	12,600	289
* Wabash National Corp.	24,350	282
* H&E Equipment Services Inc.	14,293	279
Allegiant Travel Co. Class A	6,346	278
HEICO Corp. Class A	6,066	273
Universal Forest Products Inc.	7,421	272
* RSC Holdings Inc.	18,900	272
* Interline Brands Inc.	13,304	271
Albany International Corp.	10,722	267
* Capstone Turbine Corp.	145,476	263
* Layne Christensen Co.	7,508	259
Comfort Systems USA Inc.	18,300	257
TAL International Group Inc.	7,090	257
Gorman-Rupp Co.	6,452	254
AAON Inc.	7,530	248
* Huron Consulting Group Inc.	8,890	246
* Exponent Inc.	5,516	246
* Navigant Consulting Inc.	24,078	241
G&K Services Inc. Class A	6,939	231
Badger Meter Inc.	5,482	226
Heidrick & Struggles International Inc.	8,100	225
* Consolidated Graphics Inc.	4,100	224
McGrath Rentcorp	8,200	224
* Greenbrier Cos. Inc.	7,720	219
Tredegar Corp.	10,055	217
* Celadon Group Inc.	13,325	216

	Apogee Enterprises Inc.	16,300	215
	Great Lakes Dredge & Dock Corp.	27,781	212
*	FreightCar America Inc.	6,515	212
	AZZ Inc.	4,614	210
	EnergySolutions Inc.	35,200	210
	Cascade Corp.	4,700	210
	NACCO Industries Inc. Class A	1,891	209
*	Titan Machinery Inc.	8,200	207
	National Presto Industries Inc.	1,820	205
*	Kelly Services Inc. Class A	9,400	204
	Vicor Corp.	12,179	201
*	Kadant Inc.	7,610	199
	Encore Wire Corp.	8,050	196
*	Cenveo Inc.	30,001	196
	LB Foster Co. Class A	4,500	194
	John Bean Technologies Corp.	9,900	190
*	Furmanite Corp.	23,697	190
*	ACCO Brands Corp.	19,708	188
	Standex International Corp.	4,900	186
*	Aerovironment Inc.	5,300	185
*	FuelCell Energy Inc.	85,818	184
*	Columbus McKinnon Corp.	9,837	182
*	Force Protection Inc.	37,036	181
	Viad Corp.	7,547	181
*	Team Inc.	6,636	174
*	Rush Enterprises Inc. Class A	8,750	173
	Ennis Inc.	10,009	170
*	CBIZ Inc.	23,323	168
	Sun Hydraulics Corp.	3,800	164
*	GenCorp Inc.	27,100	162
*	Generac Holdings Inc.	7,965	162
*	Trimas Corp.	7,500	161
*	Trex Co. Inc.	4,900	160
*,^ A123 Systems Inc.		24,939	158
*	American Reprographics Co.	15,057	156
*	MYR Group Inc.	6,400	153
*	Genco Shipping & Trading Ltd.	13,908	150
*	GP Strategies Corp.	10,600	144
	Alamo Group Inc.	5,242	144
*	Flow International Corp.	32,500	143
	Ducommun Inc.	5,800	139
*	Taser International Inc.	34,000	138
	Marten Transport Ltd.	6,150	137
*	NN Inc.	7,480	137
	CDI Corp.	9,200	136
	Houston Wire & Cable Co.	9,300	136
	US Ecology Inc.	7,800	136
	Ampco-Pittsburgh Corp.	4,900	135
*	Innerworkings Inc.	18,129	134
*	Higher One Holdings Inc.	9,255	134
*	Ener1 Inc.	43,326	128
*	M&F Worldwide Corp.	5,100	128
*	KAR Auction Services Inc.	8,315	128
*	Harbin Electric Inc.	6,100	126
*	Commercial Vehicle Group Inc.	7,012	125
	Graham Corp.	5,200	125
*	EnerNOC Inc.	6,500	124
	Federal Signal Corp.	18,853	123

*	Air Transport Services Group Inc.	14,274	121
*	Metalico Inc.	18,800	117
*	Sterling Construction Co. Inc.	6,900	116
*	ICF International Inc.	5,500	113
	American Woodmark Corp.	5,385	112
*	Powell Industries Inc.	2,832	112
*	Fuel Tech Inc.	12,400	110
*	Republic Airways Holdings Inc.	17,114	110
*	PMFG Inc.	5,000	107
*	CRA International Inc.	3,678	106
*	Orion Marine Group Inc.	9,800	105
*	Odyssey Marine Exploration Inc.	34,066	105
	Miller Industries Inc.	6,446	105
*	Dolan Co.	8,600	104
*	School Specialty Inc.	7,299	104
	Dynamic Materials Corp.	3,700	103
	Kimball International Inc. Class B	14,764	103
*	RailAmerica Inc.	6,000	102
*	Hawaiian Holdings Inc.	17,000	102
*	Satcon Technology Corp.	26,400	102
*	China BAK Battery Inc.	54,500	99
*	Gibraltar Industries Inc.	8,200	98
	Intersections Inc.	7,870	98
*	Active Power Inc.	31,013	92
*	Park-Ohio Holdings Corp.	4,400	91
*	On Assignment Inc.	9,600	91
	Aceto Corp.	11,107	89
*	Lydall Inc.	9,942	88
	Met-Pro Corp.	7,266	86
*	Eagle Bulk Shipping Inc.	22,733	85
*	DXP Enterprises Inc.	3,600	83
*	Saia Inc.	5,051	83
	Multi-Color Corp.	4,087	83
	Insteel Industries Inc.	5,800	82
*	Builders FirstSource Inc.	28,380	81
*	Hudson Highland Group Inc.	12,330	80
	Schawk Inc. Class A	4,100	80
*	Willis Lease Finance Corp.	6,189	78
*	Casella Waste Systems Inc. Class A	10,781	77
*	Michael Baker Corp.	2,659	77
*	Quality Distribution Inc.	6,326	75
*	Northwest Pipe Co.	3,150	72
*,^ Valence Technology Inc.		46,165	72
*	Kratos Defense & Security Solutions Inc.	5,043	72
*	Astronics Corp.	2,800	70
*	Pacer International Inc.	13,300	70
*	Energy Recovery Inc.	21,262	68
*	Perma-Fix Environmental Services	44,758	68
*	PowerSecure International Inc.	7,800	67
*	Pike Electric Corp.	6,910	66
*	WCA Waste Corp.	9,763	59
*	United Capital Corp.	2,064	58
	Twin Disc Inc.	1,800	58
	Preformed Line Products Co.	823	57
*	Standard Parking Corp.	3,100	55
*	American Railcar Industries Inc.	2,200	55
*	Plug Power Inc.	70,838	54
*	NCI Building Systems Inc.	4,160	53

*	Tecumseh Products Co. Class A	4,923	49
	Lawson Products Inc.	2,138	49
*	CAI International Inc.	1,900	49
*	APAC Customer Services Inc.	8,134	49
*	LMI Aerospace Inc.	2,400	49
*	Xerium Technologies Inc.	2,000	48
*	Fushi Copperweld Inc.	5,900	47
	Courier Corp.	3,348	47
*	Ultralife Corp.	9,200	47
*	Hill International Inc.	8,700	46
*	PAM Transportation Services Inc.	3,663	45
*	Covenant Transportation Group Inc. Class A	4,806	44
	LSI Industries Inc.	6,007	44
*	TRC Cos. Inc.	8,800	43
*	LaBarge Inc.	2,400	42
*	Pinnacle Airlines Corp.	7,373	42
*	BlueLinx Holdings Inc.	11,400	42
*	Magnetek Inc.	19,000	42
	International Shipholding Corp.	1,442	36
*	USA Truck Inc.	2,600	34
*	Innovative Solutions & Support Inc.	5,724	34
*	UQM Technologies Inc.	10,950	33
	LS Starrett Co. Class A	2,200	31
	Barrett Business Services Inc.	1,900	31
*	Advanced Battery Technologies Inc.	14,700	29
	Hardinge Inc.	2,000	27
*	Integrated Electrical Services Inc.	7,350	25
	Virco Manufacturing	7,736	25
	Baltic Trading Ltd.	2,700	25
	Superior Uniform Group Inc.	2,008	23
*	Applied Energetics Inc.	34,281	23
*	Hurco Cos. Inc.	700	21
*	Patriot Transportation Holding Inc.	783	21
	VSE Corp.	700	21
*	Rush Enterprises Inc. Class B	1,149	20
*	Broadwind Energy Inc.	14,980	20
*,^ YRC Worldwide Inc.		10,992	19
	Standard Register Co.	5,676	19
*	Frozen Food Express Industries	4,700	16
*,^ Hoku Corp.		7,900	16
*	SL Industries Inc.	850	16
*	Mistras Group Inc.	900	16
*	China Valves Technology Inc.	3,300	15
	Douglas Dynamics Inc.	1,000	14
*	Raytheon Co. Warrants Exp. 06/16/2011	1,046	14
*	SmartHeat Inc.	4,900	14
*	Altair Nanotechnologies Inc.	8,350	13
*	Omega Flex Inc.	810	11
*	Universal Truckload Services Inc.	600	10
*	Tecumseh Products Co. Class B	1,000	9
*	Sypris Solutions Inc.	2,100	9
*	Roadrunner Transportation Systems Inc.	600	9
*	Innotrac Corp.	5,748	9
*	TBS International plc Class A	4,500	9
	Horizon Lines Inc. Class A	9,400	8
*	Lihua International Inc.	900	8
*	Arotech Corp.	4,507	6
*	LECG Corp.	26,474	5

*	Amrep Corp.	200	2
			775,579
Information Technology (11.0%)
*	Apple Inc.	403,640	140,648
	International Business Machines Corp.	546,756	89,159
	Microsoft Corp.	3,388,998	85,945
*	Google Inc. Class A	109,347	64,100
	Oracle Corp.	1,770,107	59,068
	Intel Corp.	2,455,520	49,528
	Cisco Systems Inc.	2,440,225	41,850
	Hewlett-Packard Co.	998,400	40,904
	QUALCOMM Inc.	711,865	39,032
*	EMC Corp.	907,133	24,084
	Texas Instruments Inc.	516,753	17,859
	Visa Inc. Class A	218,846	16,111
*	eBay Inc.	516,358	16,028
	Accenture plc Class A	279,039	15,339
	Corning Inc.	687,808	14,189
	Mastercard Inc. Class A	48,529	12,216
*	Dell Inc.	770,522	11,180
	Automatic Data Processing Inc.	217,080	11,138
*	Cognizant Technology Solutions Corp. Class A	133,589	10,874
*	Juniper Networks Inc.	230,246	9,689
	Applied Materials Inc.	588,313	9,189
*	Yahoo! Inc.	545,453	9,082
	Broadcom Corp. Class A	201,288	7,927
*	NetApp Inc.	157,364	7,582
*	Adobe Systems Inc.	223,997	7,428
*	Intuit Inc.	131,158	6,964
*	Salesforce.com Inc.	52,079	6,957
	TE Connectivity Ltd.	195,813	6,818
	Xerox Corp.	612,190	6,520
*	Symantec Corp.	341,609	6,333
*	Motorola Solutions Inc.	140,586	6,283
*	Citrix Systems Inc.	82,741	6,078
	Altera Corp.	137,585	6,056
	Western Union Co.	288,954	6,002
	Analog Devices Inc.	131,782	5,190
*	SanDisk Corp.	103,658	4,778
*	NVIDIA Corp.	252,618	4,663
*	Micron Technology Inc.	396,248	4,541
	Paychex Inc.	143,315	4,494
*	Autodesk Inc.	100,307	4,425
	CA Inc.	180,959	4,376
	Amphenol Corp. Class A	76,919	4,184
*	Fiserv Inc.	65,529	4,110
*,^ First Solar Inc.		24,690	3,971
*	BMC Software Inc.	78,371	3,898
*	Red Hat Inc.	84,128	3,819
*	Marvell Technology Group Ltd.	244,040	3,795
*	Western Digital Corp.	101,306	3,778
	Xilinx Inc.	114,321	3,750
*	Teradata Corp.	73,832	3,743
	Fidelity National Information Services Inc.	112,864	3,690
*	F5 Networks Inc.	35,792	3,671
	KLA-Tencor Corp.	73,752	3,494
	Linear Technology Corp.	99,220	3,337

Maxim Integrated Products Inc.	130,300	3,336
Computer Sciences Corp.	68,289	3,328
Microchip Technology Inc.	82,607	3,140
* Lam Research Corp.	54,431	3,084
* Akamai Technologies Inc.	80,413	3,056
* Seagate Technology plc	208,990	3,009
* Motorola Mobility Holdings Inc.	122,512	2,989
* Electronic Arts Inc.	146,980	2,871
Harris Corp.	56,797	2,817
* Atmel Corp.	202,998	2,767
VeriSign Inc.	75,684	2,741
* Trimble Navigation Ltd.	53,238	2,691
* VMware Inc. Class A	32,735	2,669
Activision Blizzard Inc.	241,814	2,653
* Rovi Corp.	49,307	2,645
* Skyworks Solutions Inc.	81,082	2,629
* Flextronics International Ltd.	344,826	2,576
Avago Technologies Ltd.	81,461	2,533
FLIR Systems Inc.	70,181	2,429
* Riverbed Technology Inc.	61,934	2,332
* Avnet Inc.	67,477	2,300
* SAIC Inc.	131,919	2,232
* Advanced Micro Devices Inc.	257,131	2,211
* Informatica Corp.	41,662	2,176
* ANSYS Inc.	40,135	2,175
* Arrow Electronics Inc.	51,672	2,164
* VeriFone Systems Inc.	38,456	2,113
* Cree Inc.	45,766	2,113
* Nuance Communications Inc.	105,305	2,060
* JDS Uniphase Corp.	98,584	2,054
Factset Research Systems Inc.	19,424	2,034
* TIBCO Software Inc.	73,585	2,005
* Alliance Data Systems Corp.	22,897	1,967
* Polycom Inc.	37,639	1,952
* LSI Corp.	281,712	1,916
* ON Semiconductor Corp.	191,440	1,890
* Equinix Inc.	20,374	1,856
* Synopsys Inc.	65,496	1,811
* Rackspace Hosting Inc.	41,810	1,792
* MICROS Systems Inc.	35,700	1,765
Jabil Circuit Inc.	86,367	1,764
Global Payments Inc.	35,443	1,734
* Varian Semiconductor Equipment Associates Inc.	32,965	1,604
Solera Holdings Inc.	31,367	1,603
* Gartner Inc.	38,154	1,590
National Semiconductor Corp.	105,515	1,513
* Novellus Systems Inc.	40,322	1,497
* Ingram Micro Inc.	69,762	1,467
* Teradyne Inc.	80,819	1,439
* Ariba Inc.	41,634	1,421
* Atheros Communications Inc.	31,820	1,421
* Cypress Semiconductor Corp.	69,604	1,349
Total System Services Inc.	74,280	1,339
* NCR Corp.	71,042	1,338
Lender Processing Services Inc.	40,839	1,315
* MEMC Electronic Materials Inc.	100,883	1,307
* WebMD Health Corp.	24,464	1,307
* Lexmark International Inc. Class A	34,740	1,287

National Instruments Corp.	38,967	1,277
Broadridge Financial Solutions Inc.	55,573	1,261
* IAC/InterActiveCorp	40,554	1,253
* Brocade Communications Systems Inc.	200,712	1,234
Jack Henry & Associates Inc.	36,096	1,223
* Sohu.com Inc.	13,646	1,219
Molex Inc.	48,516	1,219
* Vishay Intertechnology Inc.	66,663	1,183
* Aruba Networks Inc.	34,752	1,176
* Parametric Technology Corp.	52,269	1,176
* Dolby Laboratories Inc. Class A	23,536	1,158
* Cadence Design Systems Inc.	118,234	1,153
* Compuware Corp.	97,316	1,124
* Tech Data Corp.	22,059	1,122
* Concur Technologies Inc.	19,800	1,098
* Netlogic Microsystems Inc.	25,500	1,071
* Ciena Corp.	41,244	1,071
ADTRAN Inc.	24,991	1,061
Diebold Inc.	29,253	1,037
* International Rectifier Corp.	31,314	1,035
* VistaPrint NV	19,649	1,020
* Fairchild Semiconductor International Inc. Class A	55,587	1,012
* Itron Inc.	17,903	1,010
* Acme Packet Inc.	14,200	1,008
* Rambus Inc.	50,203	994
* Zebra Technologies Corp.	25,226	990
* Universal Display Corp.	17,700	974
MercadoLibre Inc.	11,869	969
InterDigital Inc.	19,945	952
* Novell Inc.	157,187	932
* Veeco Instruments Inc.	18,200	925
* AOL Inc.	47,209	922
* TriQuint Semiconductor Inc.	70,189	906
Anixter International Inc.	12,942	905
* QLogic Corp.	47,661	884
DST Systems Inc.	16,708	883
* Monster Worldwide Inc.	55,403	881
* Omnivision Technologies Inc.	24,400	867
* SuccessFactors Inc.	21,946	858
* NeuStar Inc. Class A	33,230	850
* Wright Express Corp.	16,275	844
* Progress Software Corp.	28,800	838
Tellabs Inc.	158,070	828
* CACI International Inc. Class A	13,500	828
* Silicon Laboratories Inc.	18,592	803
* Fortinet Inc.	18,158	799
* GSI Commerce Inc.	27,227	797
Plantronics Inc.	21,572	790
* PMC - Sierra Inc.	104,000	780
* Microsemi Corp.	37,429	775
* Convergys Corp.	53,969	775
* Finisar Corp.	31,356	771
* Lawson Software Inc.	62,361	755
* RF Micro Devices Inc.	117,466	753
* CommVault Systems Inc.	18,400	734
* CoreLogic Inc.	39,632	733
* Cavium Networks Inc.	16,195	728
* Mentor Graphics Corp.	49,455	724

* Cymer Inc.	12,742	721
MKS Instruments Inc.	21,353	711
* Quest Software Inc.	27,668	702
* Coherent Inc.	12,084	702
* Hittite Microwave Corp.	11,007	702
Intersil Corp. Class A	55,878	696
* Semtech Corp.	27,778	695
* Arris Group Inc.	54,418	693
* IPG Photonics Corp.	11,600	669
* Digital River Inc.	17,808	667
* OpenTable Inc.	6,208	660
* Viasat Inc.	16,375	652
* Plexus Corp.	18,444	647
* Genpact Ltd.	44,419	643
* Ultimate Software Group Inc.	10,910	641
MAXIMUS Inc.	7,801	633
* EchoStar Corp. Class A	16,631	629
* Cirrus Logic Inc.	29,761	626
* j2 Global Communications Inc.	20,708	611
* SAVVIS Inc.	16,144	599
* FEI Co.	17,500	590
* Unisys Corp.	18,870	589
* Aspen Technology Inc.	39,079	586
* Take-Two Interactive Software Inc.	38,100	586
* Taleo Corp. Class A	16,353	583
Fair Isaac Corp.	18,247	577
* Cabot Microelectronics Corp.	10,907	570
* JDA Software Group Inc.	18,759	568
* SRA International Inc. Class A	20,000	567
* Sapient Corp.	49,413	566
Littelfuse Inc.	9,900	565
* Diodes Inc.	16,300	555
* Rofin-Sinar Technologies Inc.	14,028	554
* MicroStrategy Inc. Class A	4,101	551
Blackbaud Inc.	20,181	550
* ACI Worldwide Inc.	16,700	548
* Blue Coat Systems Inc.	19,234	542
* Integrated Device Technology Inc.	71,916	530
* Blackboard Inc.	14,598	529
* ValueClick Inc.	36,390	526
* Netgear Inc.	16,200	526
* Entegris Inc.	59,692	523
* Spansion Inc. Class A	27,800	519
* Benchmark Electronics Inc.	27,116	514
* AsiaInfo-Linkage Inc.	23,407	507
* Acxiom Corp.	34,467	495
* Scansource Inc.	12,900	490
Power Integrations Inc.	12,525	480
* Advent Software Inc.	16,738	480
Cognex Corp.	16,842	476
* Stratasys Inc.	10,000	470
* Websense Inc.	20,400	469
* Brooks Automation Inc.	33,538	460
* Checkpoint Systems Inc.	20,200	454
* BroadSoft Inc.	9,500	453
* Harmonic Inc.	47,272	443
Syntel Inc.	8,454	442
* TiVo Inc.	50,250	440

*	Mantech International Corp. Class A	10,300	437
*	L-1 Identity Solutions Inc.	36,986	436
*	SunPower Corp. Class A	24,700	423
*	Terremark Worldwide Inc.	22,260	423
*	Ebix Inc.	17,700	419
*	Synaptics Inc.	15,440	417
*	Synchronoss Technologies Inc.	12,000	417
*	DTS Inc.	8,900	415
*	Sonus Networks Inc.	110,249	415
*	Sanmina-SCI Corp.	36,437	408
*	DealerTrack Holdings Inc.	17,726	407
*	Avid Technology Inc.	18,206	406
*	Tessera Technologies Inc.	22,181	405
*	Emulex Corp.	37,759	403
*	Euronet Worldwide Inc.	20,400	394
*	Verigy Ltd.	27,812	392
	Earthlink Inc.	49,853	390
	AVX Corp.	26,114	389
*	TTM Technologies Inc.	20,900	380
*	DG FastChannel Inc.	11,767	379
*	Amkor Technology Inc.	55,586	375
*	Rogers Corp.	8,300	374
*	Insight Enterprises Inc.	21,798	371
*	Silicon Graphics International Corp.	17,300	370
*,^ Power-One Inc.		42,057	368
*	Lattice Semiconductor Corp.	61,453	363
*	CSG Systems International Inc.	18,149	362
*	GT Solar International Inc.	33,600	358
	Comtech Telecommunications Corp.	13,150	357
*	Tyler Technologies Inc.	15,000	356
*	Applied Micro Circuits Corp.	34,165	355
*	Manhattan Associates Inc.	10,800	353
*	Infinera Corp.	42,040	353
*	STEC Inc.	17,447	351
*	Netscout Systems Inc.	12,800	350
*	Constant Contact Inc.	9,831	343
*	OSI Systems Inc.	9,008	338
*	Loral Space & Communications Inc.	4,300	333
*	Silicon Image Inc.	37,171	333
	Forrester Research Inc.	8,691	333
*	Brightpoint Inc.	30,603	332
	Black Box Corp.	9,300	327
*	Ancestry.com Inc.	9,152	324
*	Hypercom Corp.	26,900	324
*	ATMI Inc.	17,116	323
	Opnet Technologies Inc.	8,148	318
*	FARO Technologies Inc.	7,900	316
*	Electronics for Imaging Inc.	21,386	315
	iGate Corp.	16,693	313
	Micrel Inc.	23,235	313
*	SunPower Corp. Class B	18,694	312
*	Ixia	19,449	309
*	TeleTech Holdings Inc.	15,847	307
*	LivePerson Inc.	23,600	298
*	Quantum Corp.	114,700	289
	MTS Systems Corp.	6,320	288
*	Electro Scientific Industries Inc.	16,383	284
*	Zoran Corp.	26,922	280

* Sourcefire Inc.	9,800	270
* SYNNEX Corp.	8,200	268
* Bottomline Technologies Inc.	10,400	261
* Newport Corp.	14,660	261
* Kenexa Corp.	9,473	261
* Mercury Computer Systems Inc.	12,300	260
* RightNow Technologies Inc.	8,200	257
* Epicor Software Corp.	23,082	256
* Accelrys Inc.	31,850	255
* Standard Microsystems Corp.	10,200	252
* SolarWinds Inc.	10,700	251
* Intermec Inc.	23,024	248
Molex Inc. Class A	12,000	248
* Oclaro Inc.	21,545	248
* LTX-Credence Corp.	26,512	242
* Advanced Energy Industries Inc.	14,600	239
* Powerwave Technologies Inc.	52,792	238
* FormFactor Inc.	23,000	237
* Volterra Semiconductor Corp.	9,500	236
Heartland Payment Systems Inc.	13,436	236
* Radiant Systems Inc.	13,250	235
* Cardtronics Inc.	11,381	232
Sycamore Networks Inc.	9,251	226
* Tekelec	27,811	226
* Verint Systems Inc.	6,275	225
Pegasystems Inc.	5,900	224
* Entropic Communications Inc.	26,100	221
* Ultratech Inc.	7,500	220
Park Electrochemical Corp.	6,832	220
CTS Corp.	20,400	220
* Kulicke & Soffa Industries Inc.	23,434	219
* Ceva Inc.	8,185	219
VirnetX Holding Corp.	10,900	217
* Limelight Networks Inc.	29,749	213
* comScore Inc.	7,200	212
EPIQ Systems Inc.	14,753	212
NIC Inc.	17,000	212
* Interactive Intelligence Inc.	5,461	211
* VASCO Data Security International Inc.	15,200	209
* Oplink Communications Inc.	10,683	208
* Move Inc.	86,901	208
United Online Inc.	32,438	205
* IXYS Corp.	14,993	201
Methode Electronics Inc.	16,549	200
Electro Rent Corp.	11,391	196
* Monolithic Power Systems Inc.	13,515	192
* LogMeIn Inc.	4,500	190
* Extreme Networks	53,959	189
* S1 Corp.	28,062	187
* Echelon Corp.	18,300	185
* NetSuite Inc.	6,300	183
* Infospace Inc.	21,148	183
* QuinStreet Inc.	8,026	182
* PROS Holdings Inc.	12,500	182
* RealNetworks Inc.	48,479	180
* Imation Corp.	15,978	178
Daktronics Inc.	16,518	178
* Gerber Scientific Inc.	18,800	176

* Dice Holdings Inc.	11,600	175
* MIPS Technologies Inc. Class A	16,646	175
* Rubicon Technology Inc.	6,300	174
* Magma Design Automation Inc.	25,500	174
* UTStarcom Inc.	71,921	169
* SS&C Technologies Holdings Inc.	8,200	167
* Perficient Inc.	13,822	166
* TNS Inc.	10,600	165
* Vocus Inc.	6,132	159
Cohu Inc.	10,313	158
* SMART Modular Technologies WWH Inc.	20,058	156
* Internap Network Services Corp.	23,192	152
* Smith Micro Software Inc.	16,018	150
* Aviat Networks Inc.	28,777	149
* Nanometrics Inc.	8,204	148
* Cogo Group Inc.	18,200	147
* Sigma Designs Inc.	11,200	145
* support.com Inc.	27,817	144
* Westell Technologies Inc. Class A	41,100	144
ModusLink Global Solutions Inc.	26,004	142
* Integrated Silicon Solution Inc.	15,300	142
* Anadigics Inc.	31,576	141
* THQ Inc.	30,882	141
* Measurement Specialties Inc.	4,100	140
Keynote Systems Inc.	7,516	139
* Exar Corp.	22,971	138
* Multi-Fineline Electronix Inc.	4,900	138
* Ciber Inc.	20,126	135
* Anaren Inc.	6,685	134
* Super Micro Computer Inc.	8,100	130
* Kemet Corp.	8,620	128
* Maxwell Technologies Inc.	7,400	128
DDi Corp.	12,046	127
* Saba Software Inc.	12,878	126
* Knot Inc.	10,481	126
* Calix Inc.	6,200	126
* Net 1 UEPS Technologies Inc.	14,420	124
* Photronics Inc.	13,800	124
* Lionbridge Technologies Inc.	35,784	123
* FalconStor Software Inc.	26,858	122
* Emcore Corp.	46,977	121
* Fabrinet	5,900	119
Rimage Corp.	7,300	118
* Kopin Corp.	25,500	117
* KVH Industries Inc.	7,735	117
* Globecomm Systems Inc.	9,266	114
* LoopNet Inc.	8,037	114
* Mindspeed Technologies Inc.	13,249	112
* Integral Systems Inc.	9,196	112
* Ultra Clean Holdings	10,800	112
* Seachange International Inc.	11,679	111
* MoneyGram International Inc.	32,290	111
* DemandTec Inc.	8,392	110
* Zygo Corp.	7,521	110
* ShoreTel Inc.	13,014	107
* EMS Technologies Inc.	5,331	105
* Hackett Group Inc.	26,903	103
* Symmetricom Inc.	16,836	103

*	Novatel Wireless Inc.	18,427	101
*	Immersion Corp.	13,159	101
*	China Security & Surveillance Technology Inc.	21,044	97
*	X-Rite Inc.	20,406	97
	Pulse Electronics Corp.	15,969	97
	Bel Fuse Inc. Class A	4,000	96
*	Dynamics Research Corp.	5,857	96
*	PDF Solutions Inc.	14,369	96
*,^ Wave Systems Corp. Class A		29,376	92
*	Digi International Inc.	8,700	92
*	Web.com Group Inc.	6,285	92
*	PC-Tel Inc.	11,702	90
*	Conexant Systems Inc.	37,447	89
*	Mattson Technology Inc.	36,402	89
*	Monotype Imaging Holdings Inc.	6,100	88
*	Dot Hill Systems Corp.	31,231	88
*	Intevac Inc.	7,100	88
*	Vishay Precision Group Inc.	5,618	88
*	Axcelis Technologies Inc.	32,683	87
*	Computer Task Group Inc.	6,500	86
*	Pericom Semiconductor Corp.	8,250	86
	Cass Information Systems Inc.	2,160	85
*	Openwave Systems Inc.	39,175	84
*	QuickLogic Corp.	17,008	83
*	Global Cash Access Holdings Inc.	25,250	83
*	PC Connection Inc.	9,314	83
*	KIT Digital Inc.	6,800	82
*	PC Mall Inc.	7,800	81
*	Advanced Analogic Technologies Inc.	21,248	80
*	Zix Corp.	21,700	80
*	Cray Inc.	12,370	80
*	Rudolph Technologies Inc.	7,292	80
	Stamps.com Inc.	5,950	79
*	Supertex Inc.	3,456	77
	Marchex Inc. Class B	9,581	75
*	Liquidity Services Inc.	4,200	75
*	Travelzoo Inc.	1,100	73
*	Online Resources Corp.	19,307	73
*	ExlService Holdings Inc.	3,449	73
	Ipass Inc.	46,609	73
*	DSP Group Inc.	9,200	71
*	Radisys Corp.	8,178	71
*	Network Equipment Technologies Inc.	18,500	70
*	MoSys Inc.	11,414	69
*	ORBCOMM Inc.	20,565	68
*	NVE Corp.	1,200	68
*	Ness Technologies Inc.	10,314	66
*	Opnext Inc.	26,100	63
*	Trident Microsystems Inc.	52,100	60
*	Actuate Corp.	10,776	56
*	LRAD Corp.	19,570	55
*	TeleCommunication Systems Inc. Class A	13,167	54
*	Transwitch Corp.	11,898	54
	Telular Corp.	7,232	52
	Renaissance Learning Inc.	4,366	51
	American Software Inc. Class A	6,941	51
*	Energy Conversion Devices Inc.	22,606	51
*	Agilysys Inc.	8,900	51

*	Comverge Inc.	10,900	51
*	Glu Mobile Inc.	11,200	48
*	PLX Technology Inc.	12,809	47
*	AXT Inc.	6,500	47
*	Ramtron International Corp.	20,730	45
*	iGO Inc.	15,927	45
*	Tollgrade Communications Inc.	4,300	43
*	Zhone Technologies Inc.	18,837	43
*	Virtusa Corp.	2,300	43
*	FSI International Inc.	9,808	43
*	NCI Inc. Class A	1,700	41
*	Superconductor Technologies Inc.	13,815	41
	Imergent Inc.	6,000	40
	QAD Inc. Class A	3,688	40
*	StarTek Inc.	7,800	39
*	Autobytel Inc.	27,010	39
*	Rosetta Stone Inc.	2,900	38
*	LoJack Corp.	7,969	37
*	Newtek Business Services Inc.	22,635	37
*	Transact Technologies Inc.	3,076	37
	TheStreet.com Inc.	10,767	36
*	Aware Inc.	10,000	36
*	Research Frontiers Inc.	4,700	32
*	Microvision Inc.	23,195	31
*	Viasystems Group Inc.	1,108	30
*	CalAmp Corp.	8,700	29
*	LeCroy Corp.	2,100	28
*	ID Systems Inc.	5,700	26
*,^ Evergreen Solar Inc.		19,219	26
*	Spectrum Control Inc.	1,300	26
	Bel Fuse Inc. Class B	1,156	25
*	Edgewater Technology Inc.	7,915	25
*	Amtech Systems Inc.	1,000	25
*	Hutchinson Technology Inc.	8,600	24
*	GTSI Corp.	5,149	24
*	BigBand Networks Inc.	9,130	23
*	Digimarc Corp.	800	23
*	Presstek Inc.	10,531	22
*	Planar Systems Inc.	7,423	20
*	TeleNav Inc.	1,700	20
*	Network Engines Inc.	9,800	20
*	Reis Inc.	2,356	19
*	Meru Networks Inc.	900	18
*	Bsquare Corp.	2,425	17
	Richardson Electronics Ltd.	1,300	17
*	Concurrent Computer Corp.	2,620	17
*	Pixelworks Inc.	4,533	16
*	Callidus Software Inc.	2,300	16
*	Datalink Corp.	2,405	15
*	RAE Systems Inc.	8,200	15
*	Lantronix Inc.	3,500	13
*	China Information Technology Inc.	4,900	13
*	Identive Group Inc.	4,700	12
*	Looksmart Ltd.	6,700	11
	Evolving Systems Inc.	1,477	11
*	Echo Global Logistics Inc.	800	10
*	PRGX Global Inc.	1,681	10
*	AuthenTec Inc.	3,100	10

* Ditech Networks Inc.	6,780	10
QAD Inc. Class B	922	9
* GSE Systems Inc.	4,126	9
* Ikanos Communications Inc.	7,741	9
* Tier Technologies Inc. Class B	1,600	9
* Authentidate Holding Corp.	14,539	9
* WebMediaBrands Inc.	6,017	8
* Market Leader Inc.	3,100	8
* Management Network Group Inc.	3,023	7
* Wireless Telecom Group Inc.	5,909	6
* Performance Technologies Inc.	2,900	6
* Selectica Inc.	1,020	6
* Deltek Inc.	700	5
* EndWave Corp.	2,100	5
* GSI Technology Inc.	500	5
* Qualstar Corp.	2,400	4
* Vertro Inc.	1,080	4
* Parkervision Inc.	4,500	3
* Cinedigm Digital Cinema Corp. Class A	1,600	3
* Rainmaker Systems Inc.	2,180	3
* Intellicheck Mobilisa Inc.	1,297	1
		1,209,873
Materials (2.5%)
Freeport-McMoRan Copper & Gold Inc.	414,416	23,021
EI du Pont de Nemours & Co.	401,770	22,085
Dow Chemical Co.	511,342	19,303
Monsanto Co.	236,057	17,057
Praxair Inc.	134,847	13,700
Newmont Mining Corp.	217,360	11,864
Air Products & Chemicals Inc.	94,497	8,522
Alcoa Inc.	450,176	7,946
PPG Industries Inc.	71,765	6,833
Nucor Corp.	139,146	6,404
Cliffs Natural Resources Inc.	59,639	5,861
International Paper Co.	183,525	5,539
Mosaic Co.	68,874	5,424
Ecolab Inc.	102,483	5,229
CF Industries Holdings Inc.	31,371	4,291
Lubrizol Corp.	28,943	3,877
United States Steel Corp.	63,350	3,417
Sigma-Aldrich Corp.	53,693	3,417
Sherwin-Williams Co.	40,379	3,391
Eastman Chemical Co.	31,934	3,172
Walter Energy Inc.	23,415	3,171
Celanese Corp. Class A	68,569	3,042
* Crown Holdings Inc.	70,673	2,727
Allegheny Technologies Inc.	39,328	2,663
Ball Corp.	74,254	2,662
FMC Corp.	30,619	2,600
Vulcan Materials Co.	56,789	2,590
Airgas Inc.	35,284	2,344
MeadWestvaco Corp.	74,473	2,259
International Flavors & Fragrances Inc.	35,558	2,215
Albemarle Corp.	36,591	2,187
* Owens-Illinois Inc.	72,040	2,175
Ashland Inc.	33,252	1,921
Sealed Air Corp.	70,792	1,887

Reliance Steel & Aluminum Co.	31,541	1,822
Martin Marietta Materials Inc.	20,135	1,806
Domtar Corp.	18,901	1,735
Steel Dynamics Inc.	90,869	1,706
Nalco Holding Co.	61,101	1,669
Sonoco Products Co.	45,618	1,653
Valspar Corp.	41,177	1,610
Bemis Co. Inc.	48,310	1,585
Aptargroup Inc.	29,841	1,496
Huntsman Corp.	84,440	1,468
* Rockwood Holdings Inc.	28,378	1,397
* Coeur d'Alene Mines Corp.	39,880	1,387
* Solutia Inc.	54,019	1,372
RPM International Inc.	57,402	1,362
Compass Minerals International Inc.	14,480	1,354
Packaging Corp. of America	45,700	1,320
Cabot Corp.	27,513	1,274
* Allied Nevada Gold Corp.	35,400	1,256
* WR Grace & Co.	32,200	1,233
Scotts Miracle-Gro Co. Class A	20,765	1,201
Cytec Industries Inc.	21,737	1,182
Royal Gold Inc.	22,539	1,181
Rock-Tenn Co. Class A	16,383	1,136
Temple-Inland Inc.	45,124	1,056
* Hecla Mining Co.	114,788	1,042
* Stillwater Mining Co.	41,195	945
Commercial Metals Co.	51,101	883
NewMarket Corp.	5,520	873
Silgan Holdings Inc.	22,158	845
Carpenter Technology Corp.	19,400	829
Olin Corp.	35,858	822
Sensient Technologies Corp.	22,417	803
AK Steel Holding Corp.	49,017	773
* Titanium Metals Corp.	40,301	749
Greif Inc. Class A	11,100	726
* Intrepid Potash Inc.	19,834	691
Schnitzer Steel Industries Inc.	10,300	670
Globe Specialty Metals Inc.	28,824	656
* Ferro Corp.	38,776	643
* Louisiana-Pacific Corp.	58,456	614
PolyOne Corp.	41,870	595
Eagle Materials Inc.	19,124	579
Minerals Technologies Inc.	8,421	577
* Georgia Gulf Corp.	15,304	566
Worthington Industries Inc.	26,800	561
Balchem Corp.	14,237	534
* OM Group Inc.	14,189	518
HB Fuller Co.	22,600	485
Arch Chemicals Inc.	11,550	480
Texas Industries Inc.	10,600	479
Buckeye Technologies Inc.	17,100	466
* Century Aluminum Co.	22,900	428
* Clearwater Paper Corp.	5,225	425
* RTI International Metals Inc.	13,639	425
Schweitzer-Mauduit International Inc.	8,353	423
AMCOL International Corp.	11,600	417
Westlake Chemical Corp.	7,242	407
* Calgon Carbon Corp.	25,074	398

*	Horsehead Holding Corp.	23,157	395
*	Materion Corp.	9,100	371
	Innophos Holdings Inc.	7,800	360
*	US Gold Corp.	40,200	355
	A Schulman Inc.	13,990	346
	Koppers Holdings Inc.	7,900	337
	PH Glatfelter Co.	24,200	322
	Haynes International Inc.	5,495	305
	Deltic Timber Corp.	4,500	301
*	Kraton Performance Polymers Inc.	7,800	298
*	Innospec Inc.	8,800	281
	Kaiser Aluminum Corp.	5,628	277
*	Graphic Packaging Holding Co.	49,359	268
*,^ Paramount Gold and Silver Corp.		61,200	237
*	Zoltek Cos. Inc.	16,934	227
	Zep Inc.	11,856	206
*	LSB Industries Inc.	5,178	205
	Stepan Co.	2,823	205
*	AM Castle & Co.	10,173	192
*	KapStone Paper and Packaging Corp.	11,146	191
	Wausau Paper Corp.	23,926	183
*	Omnova Solutions Inc.	22,741	179
	Boise Inc.	18,977	174
*	STR Holdings Inc.	8,855	170
*	Mercer International Inc.	12,482	169
*	General Moly Inc.	29,329	158
	Neenah Paper Inc.	7,004	154
*	Spartech Corp.	18,106	131
	Olympic Steel Inc.	3,900	128
	Quaker Chemical Corp.	3,000	121
*	Flotek Industries Inc.	12,600	106
*	Headwaters Inc.	17,200	101
*	Capital Gold Corp.	15,000	96
*	Noranda Aluminum Holding Corp.	6,000	96
	Myers Industries Inc.	9,661	96
*	US Energy Corp. Wyoming	14,923	93
*	Senomyx Inc.	15,083	91
	Hawkins Inc.	2,200	90
*	TPC Group Inc.	2,985	86
*	Landec Corp.	12,600	82
*	Graham Packaging Co. Inc.	4,400	77
	American Vanguard Corp.	7,166	62
*	Puda Coal Inc.	4,700	58
*	Golden Minerals Co.	2,600	57
*,^ Yongye International Inc.		9,059	56
*	Ampal American Israel Class A	25,844	46
*	Verso Paper Corp.	8,400	45
*	Universal Stainless & Alloy	1,000	34
*	Penford Corp.	5,215	32
*	AEP Industries Inc.	1,000	30
*	Metals USA Holdings Corp.	1,400	23
*	Gulf Resources Inc.	3,300	20
*	ShengdaTech Inc.	4,715	17
*,^ China Green Agriculture Inc.		2,053	14
*	Nanophase Technologies Corp.	9,100	13
*	United States Lime & Minerals Inc.	162	7
*	China Agritech Inc.	600	4

* SinoCoking Coal and Coke Chemical Industries Inc.	100	1
		279,163
Telecommunication Services (1.6%)
AT&T Inc.	2,601,338	79,601
Verizon Communications Inc.	1,243,942	47,942
* American Tower Corp. Class A	175,934	9,117
CenturyLink Inc.	148,928	6,188
* Sprint Nextel Corp.	1,300,208	6,033
* Crown Castle International Corp.	128,467	5,466
Qwest Communications International Inc.	692,009	4,726
Frontier Communications Corp.	437,564	3,597
* NII Holdings Inc.	75,018	3,126
Windstream Corp.	214,072	2,755
* SBA Communications Corp. Class A	48,300	1,917
* MetroPCS Communications Inc.	109,251	1,774
* tw telecom inc Class A	64,054	1,230
* Level 3 Communications Inc.	737,171	1,084
Telephone & Data Systems Inc.	16,163	545
Telephone & Data Systems Inc.	17,799	525
* United States Cellular Corp.	9,149	471
* Leap Wireless International Inc.	28,924	448
AboveNet Inc.	5,760	374
* Clearwire Corp. Class A	64,296	359
* Cincinnati Bell Inc.	107,540	288
NTELOS Holdings Corp.	15,531	286
* Vonage Holdings Corp.	57,100	260
* Cogent Communications Group Inc.	17,360	248
IDT Corp. Class B	7,866	212
* Premiere Global Services Inc.	27,209	207
Shenandoah Telecommunications Co.	11,140	201
Atlantic Tele-Network Inc.	5,185	193
* Hughes Communications Inc.	3,193	191
* General Communication Inc. Class A	17,046	186
Alaska Communications Systems Group Inc.	17,100	182
* PAETEC Holding Corp.	53,124	177
Consolidated Communications Holdings Inc.	9,436	177
* Neutral Tandem Inc.	10,900	161
* Global Crossing Ltd.	10,900	152
* ICO Global Communications Holdings Ltd.	55,650	149
USA Mobility Inc.	8,600	125
* Cbeyond Inc.	9,473	111
* SureWest Communications	6,700	96
HickoryTech Corp.	10,322	94
* Iridium Communications Inc.	11,600	92
* 8x8 Inc.	27,550	77
* Globalstar Inc.	24,500	31
* FiberTower Corp.	9,204	18
		181,192
Utilities (2.0%)
Southern Co.	365,566	13,932
Exelon Corp.	291,073	12,004
Dominion Resources Inc.	255,946	11,441
Duke Energy Corp.	583,353	10,588
NextEra Energy Inc.	173,862	9,583
PG&E Corp.	172,857	7,637
American Electric Power Co. Inc.	211,651	7,437
Public Service Enterprise Group Inc.	223,210	7,033

FirstEnergy Corp.	184,287	6,835
Consolidated Edison Inc.	128,275	6,506
Progress Energy Inc.	129,115	5,957
PPL Corp.	213,464	5,401
Sempra Energy	100,495	5,376
Entergy Corp.	79,714	5,358
Edison International	136,410	4,991
Xcel Energy Inc.	202,652	4,841
* AES Corp.	296,117	3,849
DTE Energy Co.	74,642	3,654
Wisconsin Energy Corp.	103,276	3,150
CenterPoint Energy Inc.	176,974	3,108
Oneok Inc.	44,694	2,989
Ameren Corp.	105,671	2,966
Northeast Utilities	77,995	2,699
Constellation Energy Group Inc.	84,154	2,620
* Calpine Corp.	157,513	2,500
* NRG Energy Inc.	110,402	2,378
NiSource Inc.	123,079	2,361
National Fuel Gas Co.	30,843	2,282
American Water Works Co. Inc.	77,560	2,176
OGE Energy Corp.	42,981	2,173
CMS Energy Corp.	108,652	2,134
NSTAR	45,898	2,124
SCANA Corp.	53,199	2,094
Pinnacle West Capital Corp.	48,077	2,057
Alliant Energy Corp.	49,238	1,917
Energen Corp.	30,062	1,897
Pepco Holdings Inc.	98,864	1,844
MDU Resources Group Inc.	78,922	1,813
Integrys Energy Group Inc.	34,571	1,746
TECO Energy Inc.	90,074	1,690
UGI Corp.	49,000	1,612
ITC Holdings Corp.	22,463	1,570
NV Energy Inc.	103,869	1,547
DPL Inc.	52,627	1,442
Aqua America Inc.	60,699	1,389
Westar Energy Inc.	52,514	1,387
AGL Resources Inc.	34,479	1,374
Atmos Energy Corp.	40,136	1,369
Questar Corp.	77,408	1,351
* GenOn Energy Inc.	339,425	1,293
Great Plains Energy Inc.	60,165	1,204
Nicor Inc.	20,144	1,082
Hawaiian Electric Industries Inc.	41,569	1,031
Piedmont Natural Gas Co. Inc.	32,100	974
Vectren Corp.	34,184	930
Cleco Corp.	27,091	929
WGL Holdings Inc.	22,924	894
IDACORP Inc.	21,750	829
Southwest Gas Corp.	20,627	804
Portland General Electric Co.	33,300	792
New Jersey Resources Corp.	18,401	790
South Jersey Industries Inc.	13,200	739
UIL Holdings Corp.	22,833	697
Unisource Energy Corp.	16,500	596
PNM Resources Inc.	39,923	596
Avista Corp.	25,186	583

*	El Paso Electric Co.			18,821	572
	Allete Inc.			14,575	568
	Black Hills Corp.			16,430	549
	Northwest Natural Gas Co.			11,850	547
	NorthWestern Corp.			16,783	508
	MGE Energy Inc.			10,795	437
	Laclede Group Inc.			10,100	385
	CH Energy Group Inc.			7,600	384
	Otter Tail Corp.			16,268	370
	Empire District Electric Co.			16,900	368
	California Water Service Group			9,613	357
	American States Water Co.			9,057	325
*	Dynegy Inc. Class A			46,560	265
	Ormat Technologies Inc.			9,113	231
	SJW Corp.			6,500	150
	Middlesex Water Co.			7,966	145
	Connecticut Water Service Inc.			5,347	141
	Chesapeake Utilities Corp.			2,475	103
	Central Vermont Public Service Corp.			4,130	96
	York Water Co.			4,641	81
*	Cadiz Inc.			5,495	67
	Unitil Corp.			2,700	64
	Consolidated Water Co. Ltd.			3,754	41
*	Synthesis Energy Systems Inc.			4,797	14
	Artesian Resources Corp. Class A			500	10
	RGC Resources Inc.			99	3
*	China Natural Gas Inc.			331	2
					217,728
Total Common Stocks (Cost $4,283,685)					6,605,102
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (28.1%)
U.S. Government Securities (14.3%)
	United States Treasury Note/Bond	1.000%	9/30/11	750	753
	United States Treasury Note/Bond	4.500%	11/30/11	500	514
	United States Treasury Note/Bond	4.625%	12/31/11	225	232
	United States Treasury Note/Bond	0.875%	1/31/12	100	100
	United States Treasury Note/Bond	4.750%	1/31/12	825	856
	United States Treasury Note/Bond	0.875%	2/29/12	29,650	29,807
	United States Treasury Note/Bond	4.625%	2/29/12	500	520
	United States Treasury Note/Bond	1.000%	3/31/12	11,325	11,401
	United States Treasury Note/Bond	4.500%	3/31/12	800	833
	United States Treasury Note/Bond	1.375%	4/15/12	16,175	16,347
	United States Treasury Note/Bond	1.000%	4/30/12	1,350	1,359
	United States Treasury Note/Bond	4.500%	4/30/12	1,200	1,254
	United States Treasury Note/Bond	1.375%	5/15/12	18,075	18,273
	United States Treasury Note/Bond	0.750%	5/31/12	37,300	37,451
	United States Treasury Note/Bond	4.750%	5/31/12	100	105
	United States Treasury Note/Bond	1.875%	6/15/12	10,225	10,404
	United States Treasury Note/Bond	0.625%	6/30/12	350	351
	United States Treasury Note/Bond	4.875%	6/30/12	475	501
	United States Treasury Note/Bond	0.625%	7/31/12	34,450	34,520
	United States Treasury Note/Bond	1.750%	8/15/12	13,690	13,923
	United States Treasury Note/Bond	1.375%	9/15/12	11,300	11,433
	United States Treasury Note/Bond	0.375%	9/30/12	18,020	17,966
	United States Treasury Note/Bond	4.250%	9/30/12	10,650	11,232

United States Treasury Note/Bond	1.375%	10/15/12	25	25
United States Treasury Note/Bond	1.375%	11/15/12	19,140	19,364
United States Treasury Note/Bond	4.000%	11/15/12	725	764
United States Treasury Note/Bond	0.500%	11/30/12	75	75
United States Treasury Note/Bond	1.125%	12/15/12	14,600	14,705
United States Treasury Note/Bond	0.625%	12/31/12	1,470	1,468
United States Treasury Note/Bond	1.375%	1/15/13	54,000	54,599
United States Treasury Note/Bond	1.375%	2/15/13	8,100	8,191
United States Treasury Note/Bond	0.625%	2/28/13	125	125
United States Treasury Note/Bond	2.750%	2/28/13	1,200	1,245
United States Treasury Note/Bond	1.375%	3/15/13	8,875	8,971
United States Treasury Note/Bond	0.750%	3/31/13	1,100	1,098
United States Treasury Note/Bond	1.750%	4/15/13	26,575	27,053
United States Treasury Note/Bond	1.375%	5/15/13	47,675	48,159
United States Treasury Note/Bond	3.500%	5/31/13	1,250	1,320
United States Treasury Note/Bond	1.125%	6/15/13	9,100	9,137
United States Treasury Note/Bond	3.375%	6/30/13	475	501
United States Treasury Note/Bond	1.000%	7/15/13	250	250
United States Treasury Note/Bond	0.750%	8/15/13	43,250	43,000
United States Treasury Note/Bond	4.250%	8/15/13	8,050	8,665
United States Treasury Note/Bond	3.125%	8/31/13	300	315
United States Treasury Note/Bond	0.750%	9/15/13	780	774
United States Treasury Note/Bond	3.125%	9/30/13	2,735	2,875
United States Treasury Note/Bond	0.500%	10/15/13	15,975	15,743
United States Treasury Note/Bond	2.750%	10/31/13	8,183	8,528
United States Treasury Note/Bond	4.250%	11/15/13	1,735	1,878
United States Treasury Note/Bond	2.000%	11/30/13	5,075	5,188
United States Treasury Note/Bond	0.750%	12/15/13	26,790	26,497
United States Treasury Note/Bond	1.000%	1/15/14	10,100	10,042
United States Treasury Note/Bond	1.750%	1/31/14	6,000	6,089
United States Treasury Note/Bond	1.250%	2/15/14	61,500	61,490
United States Treasury Note/Bond	4.000%	2/15/14	5	5
United States Treasury Note/Bond	1.875%	2/28/14	2,750	2,799
United States Treasury Note/Bond	1.250%	3/15/14	5,400	5,393
United States Treasury Note/Bond	1.750%	3/31/14	11,375	11,528
United States Treasury Note/Bond	1.875%	4/30/14	8,200	8,335
United States Treasury Note/Bond	4.750%	5/15/14	850	940
United States Treasury Note/Bond	2.250%	5/31/14	400	411
United States Treasury Note/Bond	2.625%	6/30/14	7,425	7,709
United States Treasury Note/Bond	2.625%	7/31/14	1,850	1,920
United States Treasury Note/Bond	4.250%	8/15/14	15,900	17,368
United States Treasury Note/Bond	2.375%	8/31/14	25,150	25,869
United States Treasury Note/Bond	2.375%	9/30/14	7,200	7,401
United States Treasury Note/Bond	2.375%	10/31/14	5,500	5,649
United States Treasury Note/Bond	4.250%	11/15/14	1,960	2,145
United States Treasury Note/Bond	2.125%	11/30/14	25,800	26,235
United States Treasury Note/Bond	2.625%	12/31/14	1,835	1,898
United States Treasury Note/Bond	2.250%	1/31/15	3,500	3,569
United States Treasury Note/Bond	4.000%	2/15/15	150	163
United States Treasury Note/Bond	11.250%	2/15/15	3,175	4,313
United States Treasury Note/Bond	2.375%	2/28/15	250	256
United States Treasury Note/Bond	2.500%	3/31/15	25	26
United States Treasury Note/Bond	2.125%	5/31/15	300	303
United States Treasury Note/Bond	10.625%	8/15/15	1,215	1,660
United States Treasury Note/Bond	1.250%	9/30/15	10	10
United States Treasury Note/Bond	4.500%	11/15/15	300	332
United States Treasury Note/Bond	9.875%	11/15/15	400	539
United States Treasury Note/Bond	1.375%	11/30/15	150	145

United States Treasury Note/Bond	2.125%	12/31/15	755	754
United States Treasury Note/Bond	4.500%	2/15/16	750	831
United States Treasury Note/Bond	2.125%	2/29/16	5,125	5,102
United States Treasury Note/Bond	2.625%	2/29/16	6,150	6,266
United States Treasury Note/Bond	2.250%	3/31/16	50	50
United States Treasury Note/Bond	2.375%	3/31/16	6,500	6,537
United States Treasury Note/Bond	5.125%	5/15/16	14,675	16,700
United States Treasury Note/Bond	7.250%	5/15/16	9,065	11,253
United States Treasury Note/Bond	3.250%	5/31/16	18,550	19,402
United States Treasury Note/Bond	3.250%	6/30/16	2,750	2,873
United States Treasury Note/Bond	3.000%	8/31/16	36,475	37,558
United States Treasury Note/Bond	3.000%	9/30/16	10,850	11,162
United States Treasury Note/Bond	3.125%	10/31/16	6,600	6,823
United States Treasury Note/Bond	7.500%	11/15/16	4,725	5,979
United States Treasury Note/Bond	2.750%	11/30/16	37,000	37,468
United States Treasury Note/Bond	3.250%	12/31/16	18,900	19,618
United States Treasury Note/Bond	3.125%	1/31/17	27,720	28,565
United States Treasury Note/Bond	4.625%	2/15/17	200	223
United States Treasury Note/Bond	3.000%	2/28/17	6,525	6,667
United States Treasury Note/Bond	3.250%	3/31/17	31,900	33,016
United States Treasury Note/Bond	3.125%	4/30/17	42,100	43,218
United States Treasury Note/Bond	4.500%	5/15/17	27,750	30,681
United States Treasury Note/Bond	8.750%	5/15/17	16,050	21,660
United States Treasury Note/Bond	2.500%	6/30/17	20,100	19,861
United States Treasury Note/Bond	2.375%	7/31/17	16,600	16,250
United States Treasury Note/Bond	4.750%	8/15/17	1,900	2,127
United States Treasury Note/Bond	8.875%	8/15/17	7,000	9,553
United States Treasury Note/Bond	1.875%	9/30/17	50	47
United States Treasury Note/Bond	4.250%	11/15/17	575	626
United States Treasury Note/Bond	2.750%	12/31/17	16,000	15,905
United States Treasury Note/Bond	3.500%	2/15/18	750	780
United States Treasury Note/Bond	2.875%	3/31/18	5,000	4,987
United States Treasury Note/Bond	4.000%	8/15/18	11,500	12,289
United States Treasury Note/Bond	3.750%	11/15/18	805	845
United States Treasury Note/Bond	2.750%	2/15/19	100	98
United States Treasury Note/Bond	8.875%	2/15/19	4,350	6,151
United States Treasury Note/Bond	3.125%	5/15/19	2,375	2,371
United States Treasury Note/Bond	3.625%	8/15/19	41,050	42,378
United States Treasury Note/Bond	3.375%	11/15/19	37,447	37,810
United States Treasury Note/Bond	3.625%	2/15/20	5,770	5,919
United States Treasury Note/Bond	3.500%	5/15/20	4,510	4,564
United States Treasury Note/Bond	8.750%	8/15/20	8,150	11,728
United States Treasury Note/Bond	2.625%	11/15/20	723	674
United States Treasury Note/Bond	3.625%	2/15/21	29,890	30,278
United States Treasury Note/Bond	7.875%	2/15/21	19,400	26,693
United States Treasury Note/Bond	8.125%	5/15/21	490	686
United States Treasury Note/Bond	8.125%	8/15/21	4,200	5,896
United States Treasury Note/Bond	8.000%	11/15/21	770	1,074
United States Treasury Note/Bond	7.125%	2/15/23	5,600	7,419
United States Treasury Note/Bond	6.250%	8/15/23	24,000	29,775
United States Treasury Note/Bond	6.875%	8/15/25	5,325	7,003
United States Treasury Note/Bond	6.000%	2/15/26	550	669
United States Treasury Note/Bond	6.750%	8/15/26	320	418
United States Treasury Note/Bond	6.125%	11/15/27	550	679
United States Treasury Note/Bond	5.500%	8/15/28	21,085	24,396
United States Treasury Note/Bond	5.250%	11/15/28	75	84
United States Treasury Note/Bond	5.250%	2/15/29	550	619
United States Treasury Note/Bond	6.125%	8/15/29	3,495	4,334

United States Treasury Note/Bond	6.250%	5/15/30	6,530	8,225
United States Treasury Note/Bond	4.500%	2/15/36	2,720	2,744
United States Treasury Note/Bond	4.750%	2/15/37	3,275	3,424
United States Treasury Note/Bond	5.000%	5/15/37	7,325	7,951
United States Treasury Note/Bond	4.375%	2/15/38	13,110	12,887
United States Treasury Note/Bond	3.500%	2/15/39	3,025	2,534
United States Treasury Note/Bond	4.250%	5/15/39	8,350	8,003
United States Treasury Note/Bond	4.500%	8/15/39	25,549	25,525
United States Treasury Note/Bond	4.375%	11/15/39	24,486	23,935
United States Treasury Note/Bond	4.625%	2/15/40	17,760	18,096
United States Treasury Note/Bond	4.375%	5/15/40	1,200	1,172
United States Treasury Note/Bond	3.875%	8/15/40	7,870	7,036
United States Treasury Note/Bond	4.250%	11/15/40	17,305	16,532
United States Treasury Note/Bond	4.750%	2/15/41	2,900	3,012
				1,573,658
Agency Bonds and Notes (2.6%)
2 Ally Financial Inc.	1.750%	10/30/12	700	711
2 Ally Financial Inc.	2.200%	12/19/12	850	870
2 Bank of America Corp.	2.100%	4/30/12	2,650	2,699
2 Bank of America Corp.	3.125%	6/15/12	1,375	1,418
2 Bank of America Corp.	2.375%	6/22/12	225	230
2 Citibank NA	1.875%	5/7/12	1,475	1,497
2 Citibank NA	1.750%	12/28/12	1,100	1,117
2 Citigroup Funding Inc.	2.125%	7/12/12	600	612
2 Citigroup Funding Inc.	1.875%	10/22/12	931	947
2 Citigroup Funding Inc.	2.250%	12/10/12	250	256
2 Citigroup Inc.	2.125%	4/30/12	2,400	2,442
Egypt Government AID Bonds	4.450%	9/15/15	1,400	1,521
3 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	225	223
3 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	125	124
3 Federal Farm Credit Bank	2.125%	6/18/12	750	765
3 Federal Farm Credit Bank	4.500%	10/17/12	700	741
3 Federal Farm Credit Bank	1.875%	12/7/12	475	484
3 Federal Farm Credit Bank	1.750%	2/21/13	450	457
3 Federal Farm Credit Bank	1.375%	6/25/13	390	393
3 Federal Farm Credit Bank	1.125%	2/27/14	700	695
3 Federal Farm Credit Bank	2.625%	4/17/14	1,000	1,034
3 Federal Farm Credit Bank	3.000%	9/22/14	600	626
3 Federal Farm Credit Bank	1.500%	11/16/15	350	338
3 Federal Farm Credit Bank	5.125%	8/25/16	925	1,040
3 Federal Farm Credit Bank	4.875%	1/17/17	850	944
3 Federal Home Loan Bank of Chicago	5.625%	6/13/16	300	326
3 Federal Home Loan Banks	2.250%	4/13/12	8,000	8,156
3 Federal Home Loan Banks	1.125%	5/18/12	5,900	5,948
3 Federal Home Loan Banks	1.375%	6/8/12	3,950	3,994
3 Federal Home Loan Banks	1.875%	6/20/12	800	814
3 Federal Home Loan Banks	0.875%	8/22/12	200	201
3 Federal Home Loan Banks	1.750%	8/22/12	325	330
3 Federal Home Loan Banks	1.625%	9/26/12	2,500	2,536
3 Federal Home Loan Banks	1.500%	1/16/13	600	607
3 Federal Home Loan Banks	3.375%	2/27/13	850	890
3 Federal Home Loan Banks	1.625%	3/20/13	200	203
3 Federal Home Loan Banks	1.000%	3/27/13	2,200	2,204
3 Federal Home Loan Banks	5.375%	6/14/13	250	273
3 Federal Home Loan Banks	1.875%	6/21/13	2,855	2,908
3 Federal Home Loan Banks	5.125%	8/14/13	1,115	1,220
3 Federal Home Loan Banks	4.000%	9/6/13	2,925	3,125

3 Federal Home Loan Banks	5.250%	9/13/13	1,800	1,975
3 Federal Home Loan Banks	4.500%	9/16/13	1,475	1,594
3 Federal Home Loan Banks	3.625%	10/18/13	4,200	4,452
3 Federal Home Loan Banks	3.125%	12/13/13	3,750	3,925
3 Federal Home Loan Banks	0.875%	12/27/13	8,000	7,908
3 Federal Home Loan Banks	2.500%	6/13/14	200	206
3 Federal Home Loan Banks	5.500%	8/13/14	400	451
3 Federal Home Loan Banks	4.500%	11/14/14	200	218
3 Federal Home Loan Banks	2.750%	12/12/14	125	129
3 Federal Home Loan Banks	5.125%	10/19/16	1,225	1,373
3 Federal Home Loan Banks	4.750%	12/16/16	875	968
3 Federal Home Loan Banks	4.875%	5/17/17	900	1,002
3 Federal Home Loan Banks	5.000%	11/17/17	2,350	2,632
3 Federal Home Loan Banks	5.375%	8/15/18	225	254
3 Federal Home Loan Banks	4.125%	3/13/20	450	463
3 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,113
3 Federal Home Loan Banks	5.625%	6/11/21	1,100	1,253
3 Federal Home Loan Banks	5.500%	7/15/36	500	547
3 Federal Home Loan Mortgage Corp.	1.750%	6/15/12	1,700	1,727
3 Federal Home Loan Mortgage Corp.	5.125%	7/15/12	900	953
3 Federal Home Loan Mortgage Corp.	5.500%	8/20/12	8,000	8,539
3 Federal Home Loan Mortgage Corp.	1.000%	8/28/12	250	251
3 Federal Home Loan Mortgage Corp.	2.125%	9/21/12	500	511
3 Federal Home Loan Mortgage Corp.	4.625%	10/25/12	5,425	5,758
3 Federal Home Loan Mortgage Corp.	0.375%	11/30/12	900	895
3 Federal Home Loan Mortgage Corp.	4.125%	12/21/12	1,325	1,401
3 Federal Home Loan Mortgage Corp.	0.625%	12/28/12	7,025	7,009
3 Federal Home Loan Mortgage Corp.	0.750%	12/28/12	1,000	999
3 Federal Home Loan Mortgage Corp.	1.375%	1/9/13	2,825	2,855
3 Federal Home Loan Mortgage Corp.	0.750%	3/28/13	1,500	1,496
3 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	760	805
3 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	10,325	11,124
3 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	3,525	3,782
3 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	2,600	2,824
3 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	7,500	7,494
3 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	1,250	1,288
3 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	1,600	1,773
3 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,275	2,377
3 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	4,000	4,369
3 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,000	981
3 Federal Home Loan Mortgage Corp.	4.750%	1/19/16	650	720
3 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,392
3 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	1,100	1,258
3 Federal Home Loan Mortgage Corp.	5.125%	10/18/16	300	337
3 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,490
3 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,150
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	1,500	1,664
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	3,225	3,315
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	850	1,074
3 Federal National Mortgage Assn.	1.000%	4/4/12	1,500	1,510
3 Federal National Mortgage Assn.	1.875%	4/20/12	6,100	6,196
3 Federal National Mortgage Assn.	4.875%	5/18/12	2,225	2,337
3 Federal National Mortgage Assn.	1.250%	6/22/12	130	131
3 Federal National Mortgage Assn.	1.125%	7/30/12	300	302
3 Federal National Mortgage Assn.	1.750%	8/10/12	14,000	14,220
3 Federal National Mortgage Assn.	4.375%	9/15/12	1,750	1,844
3 Federal National Mortgage Assn.	0.375%	12/28/12	575	571
3 Federal National Mortgage Assn.	3.625%	2/12/13	3,550	3,730

3 Federal National Mortgage Assn.	4.750%	2/21/13	1,275	1,366
3 Federal National Mortgage Assn.	0.750%	2/26/13	1,650	1,647
3 Federal National Mortgage Assn.	4.625%	5/1/13	700	749
3 Federal National Mortgage Assn.	1.750%	5/7/13	650	661
3 Federal National Mortgage Assn.	1.250%	8/20/13	500	502
3 Federal National Mortgage Assn.	0.750%	12/18/13	1,400	1,379
3 Federal National Mortgage Assn.	5.125%	1/2/14	975	1,065
3 Federal National Mortgage Assn.	2.750%	2/5/14	1,100	1,142
3 Federal National Mortgage Assn.	1.250%	2/27/14	5,000	4,974
3 Federal National Mortgage Assn.	2.750%	3/13/14	1,125	1,168
3 Federal National Mortgage Assn.	4.125%	4/15/14	2,250	2,426
3 Federal National Mortgage Assn.	2.500%	5/15/14	3,575	3,682
3 Federal National Mortgage Assn.	3.000%	9/16/14	2,100	2,191
3 Federal National Mortgage Assn.	4.625%	10/15/14	2,925	3,213
3 Federal National Mortgage Assn.	2.625%	11/20/14	800	824
3 Federal National Mortgage Assn.	2.375%	7/28/15	1,000	1,011
3 Federal National Mortgage Assn.	1.625%	10/26/15	10,850	10,545
3 Federal National Mortgage Assn.	5.000%	3/15/16	2,150	2,406
3 Federal National Mortgage Assn.	2.375%	4/11/16	2,000	1,992
3 Federal National Mortgage Assn.	5.375%	7/15/16	3,000	3,412
3 Federal National Mortgage Assn.	5.250%	9/15/16	4,825	5,459
3 Federal National Mortgage Assn.	4.875%	12/15/16	1,125	1,251
3 Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,207
3 Federal National Mortgage Assn.	7.125%	1/15/30	1,000	1,316
3 Federal National Mortgage Assn.	7.250%	5/15/30	1,700	2,268
3 Federal National Mortgage Assn.	6.625%	11/15/30	915	1,150
3 Federal National Mortgage Assn.	5.625%	7/15/37	2,035	2,267
Financing Corp. Fico	9.800%	4/6/18	500	698
Financing Corp. Fico	9.650%	11/2/18	475	672
2 General Electric Capital Corp.	2.200%	6/8/12	1,775	1,810
2 General Electric Capital Corp.	2.125%	12/21/12	825	843
2 General Electric Capital Corp.	2.625%	12/28/12	675	696
2 Goldman Sachs Group Inc.	3.250%	6/15/12	1,350	1,394
Israel Government AID Bond	5.500%	9/18/23	500	562
Israel Government AID Bond	5.500%	12/4/23	375	422
Israel Government AID Bond	5.500%	4/26/24	925	1,041
2 JPMorgan Chase & Co.	2.200%	6/15/12	1,000	1,019
2 JPMorgan Chase & Co.	2.125%	6/22/12	700	714
2 JPMorgan Chase & Co.	2.125%	12/26/12	1,400	1,431
2 Morgan Stanley	1.950%	6/20/12	1,375	1,399
2 PNC Funding Corp.	2.300%	6/22/12	875	894
Private Export Funding Corp.	3.050%	10/15/14	150	155
Private Export Funding Corp.	2.250%	12/15/17	200	188
Private Export Funding Corp.	4.375%	3/15/19	350	372
Private Export Funding Corp.	4.300%	12/15/21	175	179
3 Tennessee Valley Authority	4.500%	4/1/18	450	486
3 Tennessee Valley Authority	3.875%	2/15/21	500	501
3 Tennessee Valley Authority	6.750%	11/1/25	100	125
3 Tennessee Valley Authority	7.125%	5/1/30	1,500	1,963
3 Tennessee Valley Authority	4.650%	6/15/35	500	485
3 Tennessee Valley Authority	5.500%	6/15/38	225	244
3 Tennessee Valley Authority	5.250%	9/15/39	425	445
3 Tennessee Valley Authority	5.375%	4/1/56	375	397
3 Tennessee Valley Authority	4.625%	9/15/60	175	161
4 US Central Federal Credit Union	1.900%	10/19/12	475	483
2 Wells Fargo & Co.	2.125%	6/15/12	425	433

4	Western Corporate Federal Credit Union	1.750%	11/2/12	250	253
					285,572
Conventional Mortgage-Backed Securities (10.8%)
[3,5] Fannie Mae Pool		3.500%	2/1/26–4/1/41	33,318	32,885
[3,5] Fannie Mae Pool		4.000%	4/1/11–4/1/41	88,823	89,164
[3,5] Fannie Mae Pool		4.500%	7/1/11–4/1/41	88,192	91,101
[3,5] Fannie Mae Pool		5.000%	1/1/12–4/1/41	102,119	107,772
[3,5] Fannie Mae Pool		5.500%	11/1/16–4/1/41	100,008	107,789
[3,5] Fannie Mae Pool		6.000%	5/1/11–4/1/41	73,737	80,753
[3,5] Fannie Mae Pool		6.500%	5/1/11–3/1/41	23,767	26,828
[3,5] Fannie Mae Pool		7.000%	5/1/11–11/1/37	5,460	6,233
[3,5] Fannie Mae Pool		7.500%	7/1/11–12/1/32	902	1,041
[3,5] Fannie Mae Pool		8.000%	11/1/11–11/1/30	133	156
[3,5] Fannie Mae Pool		8.500%	11/1/18–9/1/30	102	116
[3,5] Fannie Mae Pool		9.000%	1/1/21–8/1/26	32	38
[3,5] Fannie Mae Pool		9.500%	5/1/16–2/1/25	8	8
[3,5] Fannie Mae Pool		10.000%	1/1/20–8/1/21	1	1
[3,5] Fannie Mae Pool		10.500%	8/1/20	—	1
[3,5] Freddie Mac Gold Pool		3.500%	4/1/26–1/1/41	16,625	16,555
[3,5] Freddie Mac Gold Pool		4.000%	2/1/12–4/1/41	58,655	58,952
[3,5] Freddie Mac Gold Pool		4.500%	5/1/11–4/1/41	64,950	66,950
[3,5] Freddie Mac Gold Pool		5.000%	10/1/11–4/1/41	70,441	74,208
[3,5] Freddie Mac Gold Pool		5.500%	1/1/14–4/1/41	72,427	77,866
[3,5] Freddie Mac Gold Pool		6.000%	5/1/11–4/1/41	46,866	51,275
[3,5] Freddie Mac Gold Pool		6.500%	5/1/11–1/1/39	13,398	15,080
[3,5] Freddie Mac Gold Pool		7.000%	10/1/11–12/1/38	3,111	3,565
[3,5] Freddie Mac Gold Pool		7.500%	5/1/11–1/1/32	397	460
[3,5] Freddie Mac Gold Pool		8.000%	6/1/12–10/1/31	439	506
[3,5] Freddie Mac Gold Pool		8.500%	4/1/20–5/1/30	60	71
[3,5] Freddie Mac Gold Pool		9.000%	10/1/21–4/1/30	42	49
[3,5] Freddie Mac Gold Pool		9.500%	4/1/16–4/1/25	6	8
[3,5] Freddie Mac Gold Pool		10.000%	3/1/17–4/1/25	7	8
[3,5] Freddie Mac Non Gold Pool		8.500%	12/1/16	1	1
[3,5] Freddie Mac Non Gold Pool		9.500%	9/1/19	—	—
5	Ginnie Mae I Pool	3.500%	1/15/41–4/1/41	2,075	1,980
5	Ginnie Mae I Pool	4.000%	8/15/39–4/1/41	19,779	19,799
5	Ginnie Mae I Pool	4.500%	8/15/18–5/1/41	42,387	43,837
5	Ginnie Mae I Pool	5.000%	1/15/18–8/15/40	38,734	41,286
5	Ginnie Mae I Pool	5.500%	3/15/15–8/1/40	23,588	25,728
5	Ginnie Mae I Pool	6.000%	12/15/13–4/1/41	14,426	15,990
5	Ginnie Mae I Pool	6.500%	6/15/11–8/15/34	2,925	3,348
5	Ginnie Mae I Pool	7.000%	11/15/11–8/15/32	1,871	2,165
5	Ginnie Mae I Pool	7.500%	12/15/11–3/15/32	503	584
5	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	345	401
5	Ginnie Mae I Pool	8.500%	3/15/17–7/15/30	39	46
5	Ginnie Mae I Pool	9.000%	6/15/16–2/15/30	63	73
5	Ginnie Mae I Pool	9.500%	10/15/19–1/15/25	4	4
5	Ginnie Mae I Pool	10.000%	3/15/19	1	1
5	Ginnie Mae II Pool	4.000%	12/20/40–4/1/41	14,532	14,561
5	Ginnie Mae II Pool	4.500%	11/20/35–4/1/41	39,063	40,228
5	Ginnie Mae II Pool	5.000%	1/20/35–4/1/41	34,373	36,514
5	Ginnie Mae II Pool	5.500%	4/20/36–4/1/41	13,487	14,639
5	Ginnie Mae II Pool	6.000%	3/20/33–10/20/38	10,359	11,435
5	Ginnie Mae II Pool	6.500%	12/20/35–12/20/37	3,665	4,154
5	Ginnie Mae II Pool	7.000%	4/20/38	86	99
					1,186,312

Nonconventional Mortgage-Backed Securities (0.4%)
[3,5] Fannie Mae Pool	2.085%	1/1/36	174	180
[3,5] Fannie Mae Pool	2.323%	11/1/35	120	126
[3,5] Fannie Mae Pool	2.447%	10/1/34	326	338
[3,5] Fannie Mae Pool	2.458%	11/1/34	248	258
[3,5] Fannie Mae Pool	2.478%	2/1/36	252	257
[3,5] Fannie Mae Pool	2.559%	12/1/35	457	477
[3,5] Fannie Mae Pool	2.562%	1/1/35	446	467
[3,5] Fannie Mae Pool	2.575%	12/1/40	582	587
[3,5] Fannie Mae Pool	2.582%	10/1/40	713	719
[3,5] Fannie Mae Pool	2.640%	9/1/34	135	142
[3,5] Fannie Mae Pool	2.685%	11/1/33	137	144
[3,5] Fannie Mae Pool	2.875%	3/1/41	750	761
[3,5] Fannie Mae Pool	2.962%	12/1/40	447	448
[3,5] Fannie Mae Pool	3.070%	9/1/35	319	333
[3,5] Fannie Mae Pool	3.100%	12/1/40	561	573
[3,5] Fannie Mae Pool	3.153%	2/1/41	449	451
[3,5] Fannie Mae Pool	3.197%	8/1/40	492	505
[3,5] Fannie Mae Pool	3.202%	12/1/40	470	481
[3,5] Fannie Mae Pool	3.223%	9/1/40	504	517
[3,5] Fannie Mae Pool	3.258%	11/1/40	504	518
[3,5] Fannie Mae Pool	3.259%	10/1/40	877	899
[3,5] Fannie Mae Pool	3.292%	1/1/40	881	907
[3,5] Fannie Mae Pool	3.391%	5/1/40	391	403
[3,5] Fannie Mae Pool	3.530%	3/1/40	1,457	1,506
[3,5] Fannie Mae Pool	3.542%	8/1/35	414	424
[3,5] Fannie Mae Pool	4.269%	12/1/35	781	837
[3,5] Fannie Mae Pool	4.541%	11/1/34	720	757
[3,5] Fannie Mae Pool	4.614%	8/1/35	563	592
[3,5] Fannie Mae Pool	4.627%	9/1/34	244	264
[3,5] Fannie Mae Pool	4.797%	6/1/34	338	355
[3,5] Fannie Mae Pool	4.845%	8/1/37	654	692
[3,5] Fannie Mae Pool	5.032%	12/1/33	204	216
[3,5] Fannie Mae Pool	5.072%	3/1/37	532	559
[3,5] Fannie Mae Pool	5.123%	3/1/38	302	322
[3,5] Fannie Mae Pool	5.381%	7/1/36	137	147
[3,5] Fannie Mae Pool	5.438%	1/1/37	427	452
[3,5] Fannie Mae Pool	5.632%	3/1/37	416	437
[3,5] Fannie Mae Pool	5.668%	3/1/37	373	396
[3,5] Fannie Mae Pool	5.677%	2/1/37	375	403
[3,5] Fannie Mae Pool	5.706%	12/1/37	851	911
[3,5] Fannie Mae Pool	5.721%	4/1/37	621	664
[3,5] Fannie Mae Pool	5.725%	4/1/37	140	148
[3,5] Fannie Mae Pool	5.828%	9/1/36	471	490
[3,5] Fannie Mae Pool	5.887%	8/1/37	393	419
[3,5] Fannie Mae Pool	5.918%	6/1/36	90	96
[3,5] Fannie Mae Pool	5.933%	11/1/36	1,047	1,119
[3,5] Fannie Mae Pool	6.320%	9/1/37	369	394
[3,5] Freddie Mac Non Gold Pool	2.477%	1/1/35	32	33
[3,5] Freddie Mac Non Gold Pool	2.489%	12/1/34	497	516
[3,5] Freddie Mac Non Gold Pool	2.583%	12/1/34	211	217
[3,5] Freddie Mac Non Gold Pool	2.652%	9/1/34	294	307
[3,5] Freddie Mac Non Gold Pool	2.658%	12/1/40	868	877
[3,5] Freddie Mac Non Gold Pool	2.699%	12/1/40	1,283	1,298
[3,5] Freddie Mac Non Gold Pool	2.770%	3/1/36	469	490
[3,5] Freddie Mac Non Gold Pool	2.789%	11/1/40	707	717
[3,5] Freddie Mac Non Gold Pool	2.819%	1/1/41	598	596
[3,5] Freddie Mac Non Gold Pool	2.990%	2/1/41	925	942

[3,5] Freddie Mac Non Gold Pool		3.084%	3/1/41	500	510
[3,5] Freddie Mac Non Gold Pool		3.154%	11/1/40	532	544
[3,5] Freddie Mac Non Gold Pool		3.294%	6/1/40	607	623
[3,5] Freddie Mac Non Gold Pool		3.333%	4/1/40	504	519
[3,5] Freddie Mac Non Gold Pool		3.373%	5/1/40	377	388
[3,5] Freddie Mac Non Gold Pool		3.433%	5/1/40	334	344
[3,5] Freddie Mac Non Gold Pool		3.561%	6/1/40	384	397
[3,5] Freddie Mac Non Gold Pool		3.598%	6/1/40	655	672
[3,5] Freddie Mac Non Gold Pool		3.631%	1/1/40	501	519
[3,5] Freddie Mac Non Gold Pool		4.158%	1/1/37	340	357
[3,5] Freddie Mac Non Gold Pool		4.594%	7/1/35	403	430
[3,5] Freddie Mac Non Gold Pool		4.610%	11/1/34	199	211
[3,5] Freddie Mac Non Gold Pool		5.025%	5/1/35	641	691
[3,5] Freddie Mac Non Gold Pool		5.331%	12/1/35	385	407
[3,5] Freddie Mac Non Gold Pool		5.414%	4/1/37	904	954
[3,5] Freddie Mac Non Gold Pool		5.422%	3/1/37	530	560
[3,5] Freddie Mac Non Gold Pool		5.513%	2/1/36	525	565
[3,5] Freddie Mac Non Gold Pool		5.542%	4/1/37	667	720
[3,5] Freddie Mac Non Gold Pool		5.571%	4/1/37	363	383
[3,5] Freddie Mac Non Gold Pool		5.639%	12/1/36	209	218
[3,5] Freddie Mac Non Gold Pool		5.710%	9/1/36	558	596
[3,5] Freddie Mac Non Gold Pool		5.713%	6/1/37	631	669
[3,5] Freddie Mac Non Gold Pool		5.771%	5/1/36	291	315
[3,5] Freddie Mac Non Gold Pool		5.824%	10/1/37	297	315
[3,5] Freddie Mac Non Gold Pool		5.849%	8/1/37	434	461
[3,5] Freddie Mac Non Gold Pool		5.857%	5/1/37	1,030	1,101
[3,5] Freddie Mac Non Gold Pool		5.870%	12/1/36	258	275
[3,5] Freddie Mac Non Gold Pool		5.997%	10/1/37	111	119
[3,5] Freddie Mac Non Gold Pool		6.405%	2/1/37	242	261
5	Ginnie Mae II Pool	2.500%	1/20/41	547	543
5	Ginnie Mae II Pool	2.500%	2/20/41	1,514	1,503
5	Ginnie Mae II Pool	3.500%	1/20/41	498	514
5	Ginnie Mae II Pool	4.500%	10/20/39	120	126
5	Ginnie Mae II Pool	5.000%	10/20/38	120	129
					46,023
Total U.S. Government and Agency Obligations (Cost $3,034,248)					3,091,565
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
5	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	52	52
5	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	150	157
5	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	900	956
[5,6] Banc of America Commercial Mortgage Inc.		5.071%	11/10/42	125	131
5	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	235	239
5	Banc of America Commercial Mortgage Inc.	5.118%	7/11/43	1,560	1,594
[5,6] Banc of America Commercial Mortgage Inc.		5.776%	5/10/45	160	160
5	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	1,200	1,288
[5,6] Banc of America Commercial Mortgage Inc.		5.421%	9/10/45	10	10
5	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	1,150	1,233
[5,6] Banc of America Commercial Mortgage Inc.		5.176%	10/10/45	20	21
5	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	1,075	1,157
[5,6] Banc of America Commercial Mortgage Inc.		5.196%	9/10/47	170	169
[5,6] Banc of America Commercial Mortgage Inc.		5.196%	9/10/47	100	105
5	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	825	874
5	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	125	123
[5,6] Banc of America Commercial Mortgage Inc.		5.523%	1/15/49	125	105
[5,6] Banc of America Commercial Mortgage Inc.		6.202%	2/10/51	1,400	1,534

7 Bank of Scotland plc	5.250%	2/21/17	1,350	1,391

5	Bear Stearns Commercial Mortgage
	Securities	5.610%	11/15/33	1,559	1,576
5	Bear Stearns Commercial Mortgage
	Securities	5.519%	4/12/38	250	269
[5,6] Bear Stearns Commercial Mortgage
	Securities	5.520%	4/12/38	250	258
5	Bear Stearns Commercial Mortgage
	Securities	4.830%	8/15/38	575	594
[5,6] Bear Stearns Commercial Mortgage
	Securities	5.762%	9/11/38	275	277
[5,6] Bear Stearns Commercial Mortgage
	Securities	5.762%	9/11/38	125	123
5	Bear Stearns Commercial Mortgage
	Securities	5.454%	3/11/39	175	188
5	Bear Stearns Commercial Mortgage
	Securities	4.680%	8/13/39	750	786
5	Bear Stearns Commercial Mortgage
	Securities	4.740%	3/13/40	300	313
5	Bear Stearns Commercial Mortgage
	Securities	5.665%	6/11/40	1,499	1,537
[5,6] Bear Stearns Commercial Mortgage
	Securities	5.718%	6/11/40	125	103
5	Bear Stearns Commercial Mortgage
	Securities	4.750%	6/11/41	200	196
5	Bear Stearns Commercial Mortgage
	Securities	5.582%	9/11/41	160	159
[5,6] Bear Stearns Commercial Mortgage
	Securities	5.568%	10/12/41	397	398
5	Bear Stearns Commercial Mortgage
	Securities	4.521%	11/11/41	335	341
5	Bear Stearns Commercial Mortgage
	Securities	4.868%	11/11/41	100	100
5	Bear Stearns Commercial Mortgage
	Securities	5.742%	9/11/42	1,575	1,696
5	Bear Stearns Commercial Mortgage
	Securities	5.127%	10/12/42	422	426
[5,6] Bear Stearns Commercial Mortgage
	Securities	5.513%	1/12/45	335	343
[5,6] Bear Stearns Commercial Mortgage
	Securities	5.566%	1/12/45	200	190
5	Bear Stearns Commercial Mortgage
	Securities	5.694%	6/11/50	300	321
[5,6] Bear Stearns Commercial Mortgage
	Securities	5.915%	6/11/50	400	401
5	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/13/50	850	882
5	Bear Stearns Commercial Mortgage
	Securities	5.700%	6/13/50	500	529
5	Capital Auto Receivables Asset Trust	4.680%	10/15/12	451	459
5	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	3,853
5	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	400	455
5	CDC Commercial Mortgage Trust	5.676%	11/15/30	665	672
5	Chase Issuance Trust	5.400%	7/15/15	400	436
7	Cie de Financement Foncier	2.125%	4/22/13	375	377
5	Citibank Credit Card Issuance Trust	5.450%	5/10/13	195	196
5	Citibank Credit Card Issuance Trust	4.900%	6/23/16	1,075	1,178
5	Citibank Credit Card Issuance Trust	4.150%	7/7/17	250	266
5	Citibank Credit Card Issuance Trust	5.650%	9/20/19	175	198

5	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	198	202
5	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	50	51
[5,6] Citigroup Commercial Mortgage Trust		5.733%	3/15/49	550	596
5	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	150	147
5	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	100	97
[5,6] Citigroup Commercial Mortgage Trust		5.698%	12/10/49	850	902
[5,6] Citigroup Commercial Mortgage Trust		5.698%	12/10/49	275	274
[5,6] Citigroup Commercial Mortgage Trust		5.822%	12/10/49	650	710
[5,6] Citigroup Commercial Mortgage Trust		5.822%	12/10/49	350	351
[5,6] Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.222%	7/15/44	300	313
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.222%	7/15/44	600	645
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	1,650	1,757
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	425	417
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.688%	10/15/48	150	137
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	1,400	1,427
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	675	696
[5,7] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	721	794
5	Commercial Mortgage Pass Through
	Certificates	4.084%	6/10/38	875	903
5	Commercial Mortgage Pass Through
	Certificates	4.715%	3/10/39	800	841
5	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	475	507
5	Commercial Mortgage Pass Through
	Certificates	5.768%	6/10/46	1,055	1,149
[5,6] Commercial Mortgage Pass Through
	Certificates	5.794%	6/10/46	200	201
5	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	195	199
[5,6] Commercial Mortgage Pass Through
	Certificates	5.815%	12/10/49	900	978
[5,6] Countrywide Home Loan Mortgage Pass
	Through Trust	2.915%	5/25/33	271	218
[5,6] Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	1,500	1,570
5	Credit Suisse First Boston Mortgage
	Securities Corp.	4.877%	4/15/37	50	50
[5,6] Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	1,000	1,060
[5,6] Credit Suisse First Boston Mortgage
	Securities Corp.	5.075%	2/15/38	140	140
5	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	770	795
[5,6] Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	80	82
[5,6] Credit Suisse First Boston Mortgage
	Securities Corp.	5.190%	8/15/38	150	148
[5,6] Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	160	156
5	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	1,325	1,433

5	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	52	52
[5,6] Credit Suisse Mortgage Capital Certificates		5.441%	2/15/39	175	164
5	Credit Suisse Mortgage Capital Certificates	5.441%	2/15/39	575	615
[5,6] Credit Suisse Mortgage Capital Certificates		5.441%	2/15/39	400	403
[5,6] Credit Suisse Mortgage Capital Certificates		5.525%	6/15/39	250	260
5	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	75	73
5	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	200	209
5	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	525	534
[5,6] CW Capital Cobalt Ltd.		5.816%	5/15/46	1,000	1,052
5	Discover Card Master Trust	5.650%	12/15/15	1,650	1,806
5	Discover Card Master Trust	5.650%	3/16/20	375	423
[5,6] First Union Commercial Mortgage Trust		6.626%	10/15/35	338	352
5	First Union National Bank Commercial
	Mortgage	6.223%	12/12/33	463	470
5	Ford Credit Auto Owner Trust	2.420%	11/15/14	225	230
5	Ford Credit Auto Owner Trust	2.150%	6/15/15	825	839
5	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	1,000	1,043
[5,6] GE Capital Commercial Mortgage Corp.		5.174%	3/10/44	950	1,022
[5,6] GE Capital Commercial Mortgage Corp.		5.174%	3/10/44	325	335
5	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	202	203
5	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	150	155
5	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	75	79
5	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	118	121
5	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	950	995
5	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	75	77
5	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	500	521
5	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,200	1,275
5	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	153	154
5	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,000	1,062
[5,6] Greenwich Capital Commercial Funding Corp.		5.277%	4/10/37	275	275
[5,6] Greenwich Capital Commercial Funding Corp.		5.890%	7/10/38	225	232
5	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	75	73
5	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,950	2,047
[5,6] Greenwich Capital Commercial Funding Corp.		4.859%	8/10/42	100	99
5	GS Mortgage Securities Corp. II	5.506%	4/10/38	597	601
[5,6] GS Mortgage Securities Corp. II		5.553%	4/10/38	700	750
[5,6] GS Mortgage Securities Corp. II		5.622%	4/10/38	250	247
5	Honda Auto Receivables Owner Trust	4.880%	9/18/14	535	544
5	Honda Auto Receivables Owner Trust	1.800%	4/17/17	150	150
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.050%	12/12/34	350	365
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.654%	1/12/37	150	155
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.350%	8/12/37	100	102
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.824%	9/12/37	600	606
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.404%	1/12/39	110	115
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.365%	6/12/41	600	646
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	135	138
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.321%	1/12/43	10	10
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.475%	4/15/43	350	373

[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.441%	12/12/44	150	150
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.490%	12/12/44	75	64
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.244%	12/15/44	175	183
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.323%	12/15/44	70	70
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.863%	4/15/45	775	848
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.863%	4/15/45	80	83
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.863%	4/15/45	155	144
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.593%	5/12/45	375	377
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.623%	5/12/45	75	69
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	5/15/45	225	224
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.447%	5/15/45	250	261
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	6/12/47	500	525
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.802%	6/15/49	700	724
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.817%	6/15/49	210	223
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	1,105	1,172
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.855%	2/12/51	618	634
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.882%	2/15/51	1,355	1,422
5	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,299	1,371
5	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	575	605
5	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	42	42
5	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	1,250	1,341
5	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	125	125
5	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	1,300	1,351
5	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	250	262
5	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	825	858
[5,6] LB-UBS Commercial Mortgage Trust		5.124%	11/15/32	400	425
5	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	1,500	1,578
[5,6] LB-UBS Commercial Mortgage Trust		5.661%	3/15/39	1,000	1,079
5	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	100	99
5	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	179	190
5	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	300	316
5	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	250	247
[5,6] LB-UBS Commercial Mortgage Trust		5.057%	9/15/40	75	75
[5,6] LB-UBS Commercial Mortgage Trust		5.276%	2/15/41	150	150
[5,6] LB-UBS Commercial Mortgage Trust		6.092%	4/15/41	260	260
5	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	675	722
5	Merrill Lynch Mortgage Trust	5.236%	11/12/35	750	787
5	Merrill Lynch Mortgage Trust	5.107%	7/12/38	40	41
5	Merrill Lynch Mortgage Trust	5.669%	5/12/39	350	380
[5,6] Merrill Lynch Mortgage Trust		5.669%	5/12/39	100	102
5	Merrill Lynch Mortgage Trust	5.782%	8/12/43	245	246

[5,6] Merrill Lynch Mortgage Trust		5.802%	8/12/43	150	144
[5,6] Merrill Lynch Mortgage Trust		5.291%	1/12/44	1,650	1,780
[5,6] Merrill Lynch Mortgage Trust		5.828%	6/12/50	1,150	1,227
[5,6] Merrill Lynch Mortgage Trust		5.828%	6/12/50	165	158
5	Merrill Lynch Mortgage Trust	5.425%	2/12/51	250	258
5	Merrill Lynch Mortgage Trust	5.690%	2/12/51	750	794
[5,6] Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.531%	2/12/39	25	25
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.908%	6/12/46	900	977
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	160	157
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	1,575	1,624
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	684	701
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	150	156
5	Morgan Stanley Capital I	4.970%	4/14/40	450	473
[5,6] Morgan Stanley Capital I		5.110%	6/15/40	950	1,015
5	Morgan Stanley Capital I	5.270%	6/13/41	400	427
[5,6] Morgan Stanley Capital I		5.806%	8/12/41	110	113
5	Morgan Stanley Capital I	5.328%	11/12/41	250	263
5	Morgan Stanley Capital I	5.360%	11/12/41	375	372
[5,6] Morgan Stanley Capital I		4.840%	12/13/41	65	65
5	Morgan Stanley Capital I	4.970%	12/15/41	675	712
5	Morgan Stanley Capital I	5.168%	1/14/42	425	452
[5,6] Morgan Stanley Capital I		5.646%	6/11/42	850	927
[5,6] Morgan Stanley Capital I		5.646%	6/11/42	75	73
5	Morgan Stanley Capital I	4.989%	8/13/42	1,350	1,431
[5,6] Morgan Stanley Capital I		5.073%	8/13/42	180	175
5	Morgan Stanley Capital I	5.230%	9/15/42	1,200	1,289
5	Morgan Stanley Capital I	5.726%	10/15/42	550	600
[5,6] Morgan Stanley Capital I		5.730%	10/15/42	30	31
[5,6] Morgan Stanley Capital I		5.730%	10/15/42	200	198
[5,6] Morgan Stanley Capital I		5.203%	11/14/42	900	969
5	Morgan Stanley Capital I	5.332%	12/15/43	350	368
[5,6] Morgan Stanley Capital I		5.402%	3/12/44	575	619
[5,6] Morgan Stanley Capital I		5.773%	7/12/44	250	256
[5,6] Morgan Stanley Capital I		5.793%	7/12/44	225	224
5	Morgan Stanley Capital I	4.660%	9/13/45	250	265
[5,6] Morgan Stanley Capital I		5.684%	4/15/49	250	231
[5,6] Morgan Stanley Capital I		5.692%	4/15/49	550	576
[5,6] Morgan Stanley Capital I		5.544%	11/12/49	275	270
5	Morgan Stanley Capital I	5.809%	12/12/49	590	635
[5,6] Morgan Stanley Capital I		6.110%	12/12/49	225	228
5	Morgan Stanley Capital I	5.090%	10/12/52	202	202
[5,6] Morgan Stanley Capital I		5.204%	10/12/52	260	262
5	Morgan Stanley Capital I	4.770%	7/15/56	170	168
5	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	1,375	1,437
5	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	393	400
5	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	850	886
7	Nationwide Building Society	5.500%	7/18/12	2,000	2,101
5	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	475	492
7	Northern Rock Asset Management plc	5.625%	6/22/17	2,500	2,521
5	PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,355
7	Royal Bank of Canada	3.125%	4/14/15	425	436
[5,6] TIAA Seasoned Commercial Mortgage Trust		5.983%	8/15/39	160	163

5	USAA Auto Owner Trust	4.710%	2/18/14	925	945
[5,6] Wachovia Bank Commercial Mortgage Trust		5.125%	8/15/35	150	158
[5,6] Wachovia Bank Commercial Mortgage Trust		4.964%	11/15/35	550	581
5	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	67	67
5	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	500	529
5	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	175	176
[5,6] Wachovia Bank Commercial Mortgage Trust		5.307%	7/15/41	850	910
5	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	1,150	1,207
[5,6] Wachovia Bank Commercial Mortgage Trust		5.083%	3/15/42	400	427
[5,6] Wachovia Bank Commercial Mortgage Trust		5.224%	3/15/42	75	76
5	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	350	376
[5,6] Wachovia Bank Commercial Mortgage Trust		5.739%	5/15/43	900	983
5	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	1,050	1,118
5	Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	65	66
5	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	150	147
[5,6] Wachovia Bank Commercial Mortgage Trust		5.209%	10/15/44	60	60
[5,6] Wachovia Bank Commercial Mortgage Trust		5.209%	10/15/44	850	911
[5,6] Wachovia Bank Commercial Mortgage Trust		5.270%	12/15/44	1,100	1,161
[5,6] Wachovia Bank Commercial Mortgage Trust		5.320%	12/15/44	50	52
[5,6] Wachovia Bank Commercial Mortgage Trust		5.957%	6/15/45	67	69
[5,6] Wachovia Bank Commercial Mortgage Trust		5.765%	7/15/45	950	1,022
5	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	1,500	1,567
5	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	375	377
5	World Omni Auto Receivables Trust	3.940%	10/15/12	85	85
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $125,444)					138,969
Corporate Bonds (8.0%)
Finance (2.9%)
	Banking (1.9%)
	American Express Bank FSB	5.550%	10/17/12	375	397
	American Express Bank FSB	6.000%	9/13/17	225	249
	American Express Centurion Bank	5.550%	10/17/12	250	265
	American Express Centurion Bank	5.950%	6/12/17	75	82
	American Express Centurion Bank	6.000%	9/13/17	1,750	1,942
	American Express Co.	7.250%	5/20/14	425	483
	American Express Co.	5.500%	9/12/16	350	381
	American Express Co.	6.150%	8/28/17	225	251
	American Express Co.	7.000%	3/19/18	1,000	1,169
5	American Express Co.	6.800%	9/1/66	450	457
	American Express Credit Corp.	7.300%	8/20/13	1,200	1,342
	American Express Credit Corp.	5.125%	8/25/14	275	297
	Banco Santander Chile	2.875%	11/13/12	250	249
7	BanColombia SA	4.250%	1/12/16	125	124
	Bank of America Corp.	5.375%	9/11/12	1,025	1,080
	Bank of America Corp.	4.875%	9/15/12	75	79
	Bank of America Corp.	4.875%	1/15/13	750	788
	Bank of America Corp.	7.375%	5/15/14	1,025	1,156
	Bank of America Corp.	5.375%	6/15/14	175	187
	Bank of America Corp.	5.125%	11/15/14	950	1,012
	Bank of America Corp.	4.500%	4/1/15	1,250	1,297
	Bank of America Corp.	5.250%	12/1/15	275	286
	Bank of America Corp.	3.625%	3/17/16	2,275	2,235
	Bank of America Corp.	6.500%	8/1/16	750	828
	Bank of America Corp.	5.750%	8/15/16	275	289
	Bank of America Corp.	5.625%	10/14/16	75	80
	Bank of America Corp.	5.420%	3/15/17	775	789
	Bank of America Corp.	6.000%	9/1/17	250	266
	Bank of America Corp.	5.650%	5/1/18	4,550	4,758

Bank of America Corp.	7.625%	6/1/19	400	461
Bank of America NA	5.300%	3/15/17	325	334
Bank of America NA	6.100%	6/15/17	350	371
Bank of America NA	6.000%	10/15/36	600	579
Bank of Montreal	2.125%	6/28/13	275	280
Bank of New York Mellon Corp.	4.950%	11/1/12	425	451
Bank of New York Mellon Corp.	4.300%	5/15/14	250	267
Bank of New York Mellon Corp.	4.950%	3/15/15	1,150	1,237
Bank of New York Mellon Corp.	2.500%	1/15/16	450	446
Bank of New York Mellon Corp.	5.450%	5/15/19	350	383
Bank of New York Mellon Corp.	4.600%	1/15/20	400	414
Bank of Nova Scotia	2.250%	1/22/13	375	383
Bank of Nova Scotia	2.375%	12/17/13	375	382
Bank of Nova Scotia	2.050%	10/7/15	125	122
Bank One Corp.	5.250%	1/30/13	925	981
Bank One Corp.	4.900%	4/30/15	475	498
Barclays Bank plc	2.500%	1/23/13	425	432
Barclays Bank plc	5.200%	7/10/14	1,150	1,242
Barclays Bank plc	5.000%	9/22/16	200	212
Barclays Bank plc	6.750%	5/22/19	1,200	1,354
Barclays Bank plc	5.125%	1/8/20	1,300	1,314
BB&T Corp.	3.850%	7/27/12	225	233
BB&T Corp.	5.700%	4/30/14	275	303
BB&T Corp.	3.950%	4/29/16	1,250	1,283
BB&T Corp.	6.850%	4/30/19	275	319
Bear Stearns Cos. LLC	5.700%	11/15/14	2,525	2,777
Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,060
Bear Stearns Cos. LLC	6.400%	10/2/17	925	1,031
Bear Stearns Cos. LLC	7.250%	2/1/18	375	437
BNP Paribas	3.250%	3/11/15	75	76
BNP Paribas	3.600%	2/23/16	650	650
BNP Paribas	5.000%	1/15/21	850	857
BNP Paribas / BNP Paribas US Medium-Term
Note Program LLC	2.125%	12/21/12	800	810
Branch Banking & Trust Co.	5.625%	9/15/16	100	109
Canadian Imperial Bank of Commerce	1.450%	9/13/13	125	124
Canadian Imperial Bank of Commerce	2.350%	12/11/15	25	24
Capital One Bank USA NA	8.800%	7/15/19	1,275	1,592
Capital One Capital III	7.686%	8/15/36	525	539
Capital One Capital IV	6.745%	2/17/37	300	301
Capital One Financial Corp.	5.500%	6/1/15	225	245
Capital One Financial Corp.	6.150%	9/1/16	50	54
Capital One Financial Corp.	5.250%	2/21/17	50	53
Capital One Financial Corp.	6.750%	9/15/17	100	115
[5,7] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	1,946
Citigroup Inc.	5.100%	9/29/11	325	332
Citigroup Inc.	5.300%	10/17/12	1,825	1,925
Citigroup Inc.	5.500%	4/11/13	1,325	1,415
Citigroup Inc.	6.500%	8/19/13	500	546
Citigroup Inc.	6.000%	12/13/13	775	842
Citigroup Inc.	5.125%	5/5/14	100	106
Citigroup Inc.	6.375%	8/12/14	1,500	1,656
Citigroup Inc.	5.000%	9/15/14	3,325	3,452
Citigroup Inc.	5.500%	10/15/14	875	943
Citigroup Inc.	4.587%	12/15/15	825	849
Citigroup Inc.	5.300%	1/7/16	275	293
Citigroup Inc.	5.500%	2/15/17	100	104
Citigroup Inc.	6.125%	11/21/17	1,075	1,170

Citigroup Inc.	6.125%	5/15/18	1,250	1,361
Citigroup Inc.	6.000%	10/31/33	525	495
Citigroup Inc.	5.850%	12/11/34	50	49
Citigroup Inc.	6.125%	8/25/36	450	426
Citigroup Inc.	5.875%	5/29/37	225	220
Citigroup Inc.	6.875%	3/5/38	1,375	1,499
Citigroup Inc.	8.125%	7/15/39	1,000	1,256
Comerica Bank	5.200%	8/22/17	300	317
Comerica Inc.	3.000%	9/16/15	375	372
Compass Bank	6.400%	10/1/17	150	157
Compass Bank	5.900%	4/1/26	225	216
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	175	169
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	1,425	1,440
7 Corestates Capital I	8.000%	12/15/26	1,200	1,228
Countrywide Financial Corp.	5.800%	6/7/12	50	53
Credit Suisse	5.000%	5/15/13	425	453
Credit Suisse	2.200%	1/14/14	1,175	1,178
Credit Suisse	5.500%	5/1/14	700	766
Credit Suisse	3.500%	3/23/15	2,000	2,036
Credit Suisse	6.000%	2/15/18	1,025	1,088
Credit Suisse	5.300%	8/13/19	475	497
Credit Suisse	4.375%	8/5/20	300	292
Credit Suisse AG	5.400%	1/14/20	200	202
5 Credit Suisse AG	5.860%	5/15/49	450	434
Credit Suisse USA Inc.	5.125%	1/15/14	50	54
Credit Suisse USA Inc.	4.875%	1/15/15	235	252
Credit Suisse USA Inc.	5.125%	8/15/15	315	340
Credit Suisse USA Inc.	5.850%	8/16/16	750	837
Credit Suisse USA Inc.	7.125%	7/15/32	575	683
Deutsche Bank AG	5.375%	10/12/12	1,400	1,485
Deutsche Bank AG	4.875%	5/20/13	875	929
Deutsche Bank AG	3.450%	3/30/15	375	383
Deutsche Bank AG	3.250%	1/11/16	150	150
Deutsche Bank AG	6.000%	9/1/17	1,075	1,193
Deutsche Bank Financial LLC	5.375%	3/2/15	900	949
Discover Bank	7.000%	4/15/20	250	275
FIA Card Services NA	6.625%	6/15/12	350	367
Fifth Third Bancorp	6.250%	5/1/13	675	731
Fifth Third Bancorp	3.625%	1/25/16	50	50
Fifth Third Bancorp	8.250%	3/1/38	600	711
Fifth Third Bank	4.750%	2/1/15	325	340
First Horizon National Corp.	5.375%	12/15/15	125	130
First Niagara Financial Group Inc.	6.750%	3/19/20	75	81
First Tennessee Bank NA	5.050%	1/15/15	325	330
FleetBoston Financial Corp.	6.875%	1/15/28	600	629
Golden West Financial Corp.	4.750%	10/1/12	375	394
Goldman Sachs Capital I	6.345%	2/15/34	1,125	1,088
5 Goldman Sachs Capital II	5.793%	12/29/49	550	473
Goldman Sachs Group Inc.	3.625%	8/1/12	300	309
Goldman Sachs Group Inc.	5.700%	9/1/12	25	26
Goldman Sachs Group Inc.	5.450%	11/1/12	900	956
Goldman Sachs Group Inc.	4.750%	7/15/13	1,400	1,481
Goldman Sachs Group Inc.	5.250%	10/15/13	125	134
Goldman Sachs Group Inc.	5.150%	1/15/14	700	751
Goldman Sachs Group Inc.	6.000%	5/1/14	1,000	1,095
Goldman Sachs Group Inc.	5.000%	10/1/14	2,475	2,646

Goldman Sachs Group Inc.	5.125%	1/15/15	400	427
Goldman Sachs Group Inc.	5.350%	1/15/16	875	934
Goldman Sachs Group Inc.	3.625%	2/7/16	875	865
Goldman Sachs Group Inc.	5.750%	10/1/16	500	541
Goldman Sachs Group Inc.	5.625%	1/15/17	625	656
Goldman Sachs Group Inc.	6.250%	9/1/17	400	437
Goldman Sachs Group Inc.	5.950%	1/18/18	1,175	1,255
Goldman Sachs Group Inc.	6.150%	4/1/18	100	108
Goldman Sachs Group Inc.	7.500%	2/15/19	125	145
Goldman Sachs Group Inc.	5.375%	3/15/20	1,450	1,473
Goldman Sachs Group Inc.	5.950%	1/15/27	1,375	1,347
Goldman Sachs Group Inc.	6.125%	2/15/33	1,500	1,514
Goldman Sachs Group Inc.	6.450%	5/1/36	450	436
Goldman Sachs Group Inc.	6.750%	10/1/37	1,475	1,488
Goldman Sachs Group Inc.	6.250%	2/1/41	950	944
7 HBOS plc	6.750%	5/21/18	425	409
HSBC Bank USA NA	4.625%	4/1/14	1,000	1,060
HSBC Bank USA NA	4.875%	8/24/20	275	266
HSBC Bank USA NA	5.875%	11/1/34	300	294
HSBC Bank USA NA	5.625%	8/15/35	625	593
HSBC Holdings plc	5.100%	4/5/21	250	251
HSBC Holdings plc	7.625%	5/17/32	400	427
HSBC Holdings plc	7.350%	11/27/32	400	421
HSBC Holdings plc	6.500%	5/2/36	100	102
HSBC Holdings plc	6.500%	9/15/37	1,000	1,007
HSBC Holdings plc	6.800%	6/1/38	75	79
Huntington BancShares Inc.	7.000%	12/15/20	450	494
7 ICICI Bank Ltd.	6.625%	10/3/12	25	26
JP Morgan Chase Capital XVIII	6.950%	8/17/36	600	609
JP Morgan Chase Capital XX	6.550%	9/29/36	600	606
5 JP Morgan Chase Capital XXII	6.450%	1/15/87	650	648
JP Morgan Chase Capital XXV	6.800%	10/1/37	725	728
JPMorgan Chase & Co.	5.375%	10/1/12	650	689
JPMorgan Chase & Co.	5.750%	1/2/13	350	374
JPMorgan Chase & Co.	4.750%	5/1/13	1,025	1,089
JPMorgan Chase & Co.	1.650%	9/30/13	525	522
JPMorgan Chase & Co.	5.125%	9/15/14	1,375	1,470
JPMorgan Chase & Co.	3.700%	1/20/15	325	333
JPMorgan Chase & Co.	3.400%	6/24/15	2,325	2,347
JPMorgan Chase & Co.	5.150%	10/1/15	1,025	1,096
JPMorgan Chase & Co.	2.600%	1/15/16	450	432
JPMorgan Chase & Co.	6.000%	1/15/18	150	164
JPMorgan Chase & Co.	6.300%	4/23/19	875	964
JPMorgan Chase & Co.	4.400%	7/22/20	300	289
JPMorgan Chase & Co.	4.250%	10/15/20	175	166
JPMorgan Chase & Co.	6.400%	5/15/38	1,600	1,769
JPMorgan Chase & Co.	5.500%	10/15/40	1,100	1,073
JPMorgan Chase Bank NA	5.875%	6/13/16	725	794
KeyBank NA	5.800%	7/1/14	150	163
KeyBank NA	4.950%	9/15/15	25	26
KeyBank NA	5.450%	3/3/16	300	319
KeyCorp	6.500%	5/14/13	50	54
KeyCorp	5.100%	3/24/21	900	894
Lloyds TSB Bank plc	4.875%	1/21/16	350	359
Lloyds TSB Bank plc	6.375%	1/21/21	1,275	1,322
M&I Marshall & Ilsley Bank	4.850%	6/16/15	375	388
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	676
MBNA Corp.	6.125%	3/1/13	500	535

	MBNA Corp.	5.000%	6/15/15	400	414
	Mellon Funding Corp.	5.000%	12/1/14	250	272
	Merrill Lynch & Co. Inc.	6.050%	8/15/12	175	185
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	475	502
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	950	1,023
	Merrill Lynch & Co. Inc.	5.000%	2/3/14	1,075	1,144
	Merrill Lynch & Co. Inc.	5.450%	7/15/14	125	134
	Merrill Lynch & Co. Inc.	5.000%	1/15/15	1,250	1,314
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	600	632
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	125	129
	Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,000	1,089
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,250	1,390
	Merrill Lynch & Co. Inc.	6.220%	9/15/26	750	744
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	225	210
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	1,275	1,446
	Morgan Stanley	5.750%	8/31/12	100	106
	Morgan Stanley	4.750%	4/1/14	1,200	1,244
	Morgan Stanley	6.000%	5/13/14	1,050	1,140
	Morgan Stanley	4.200%	11/20/14	600	616
	Morgan Stanley	4.100%	1/26/15	975	997
	Morgan Stanley	6.000%	4/28/15	1,025	1,111
	Morgan Stanley	5.375%	10/15/15	650	690
	Morgan Stanley	3.450%	11/2/15	2,500	2,449
	Morgan Stanley	5.750%	10/18/16	425	453
	Morgan Stanley	5.450%	1/9/17	975	1,022
	Morgan Stanley	5.550%	4/27/17	250	263
	Morgan Stanley	5.950%	12/28/17	700	747
	Morgan Stanley	6.625%	4/1/18	1,325	1,457
	Morgan Stanley	7.300%	5/13/19	1,125	1,260
	Morgan Stanley	5.625%	9/23/19	1,725	1,749
	Morgan Stanley	5.500%	1/26/20	525	526
	Morgan Stanley	5.500%	7/24/20	300	298
	Morgan Stanley	5.750%	1/25/21	1,375	1,374
	Morgan Stanley	6.250%	8/9/26	300	317
	National City Corp.	4.900%	1/15/15	500	535
5	National City Preferred Capital Trust I	12.000%	12/31/49	500	566
	Northern Trust Co.	6.500%	8/15/18	75	86
	Northern Trust Corp.	5.500%	8/15/13	100	109
	Northern Trust Corp.	4.625%	5/1/14	125	135
	PNC Bank NA	4.875%	9/21/17	525	549
	PNC Bank NA	6.000%	12/7/17	350	383
	PNC Funding Corp.	3.625%	2/8/15	500	514
	PNC Funding Corp.	5.250%	11/15/15	250	267
	PNC Funding Corp.	6.700%	6/10/19	50	58
	PNC Funding Corp.	5.125%	2/8/20	825	866
	Royal Bank of Canada	2.100%	7/29/13	750	764
	Royal Bank of Canada	2.625%	12/15/15	600	596
	Royal Bank of Scotland Group plc	6.400%	10/21/19	450	461
	Royal Bank of Scotland plc	3.250%	1/11/14	650	657
7	Royal Bank of Scotland plc	4.875%	8/25/14	700	726
	Royal Bank of Scotland plc	4.875%	3/16/15	1,075	1,114
	Royal Bank of Scotland plc	5.625%	8/24/20	725	723
	Royal Bank of Scotland plc	6.125%	1/11/21	675	692
	Santander UK plc	7.950%	10/26/29	400	427
	SouthTrust Corp.	5.800%	6/15/14	300	322
	Sovereign Bank	5.125%	3/15/13	250	257
[5,7] Standard Chartered plc		6.409%	12/31/49	300	284
	State Street Bank and Trust Co.	5.300%	1/15/16	300	326

State Street Corp.	2.875%	3/7/16	1,150	1,137
State Street Corp.	4.956%	3/15/18	200	205
Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	600	643
SunTrust Bank	7.250%	3/15/18	75	85
SunTrust Banks Inc.	3.600%	4/15/16	675	670
5 SunTrust Capital VIII	6.100%	12/1/66	115	112
UBS AG	2.250%	8/12/13	850	856
UBS AG	2.250%	1/28/14	300	300
UBS AG	7.000%	10/15/15	750	837
UBS AG	5.875%	12/20/17	1,225	1,335
UBS AG	5.750%	4/25/18	50	54
UBS AG	4.875%	8/4/20	1,275	1,280
UFJ Finance Aruba AEC	6.750%	7/15/13	500	551
Union Bank NA	5.950%	5/11/16	450	480
UnionBanCal Corp.	5.250%	12/16/13	150	160
US Bancorp	1.125%	10/30/13	250	246
US Bancorp	4.200%	5/15/14	600	639
US Bancorp	3.150%	3/4/15	100	102
US Bancorp	3.442%	2/1/16	1,575	1,564
US Bank NA	6.300%	2/4/14	250	278
US Bank NA	4.950%	10/30/14	175	189
USB Capital XIII Trust	6.625%	12/15/39	125	130
Wachovia Bank NA	4.800%	11/1/14	500	531
Wachovia Bank NA	4.875%	2/1/15	1,030	1,093
Wachovia Bank NA	5.850%	2/1/37	425	434
Wachovia Bank NA	6.600%	1/15/38	700	786
Wachovia Corp.	5.500%	5/1/13	600	646
Wachovia Corp.	4.875%	2/15/14	345	366
Wachovia Corp.	5.250%	8/1/14	100	107
Wachovia Corp.	5.625%	10/15/16	500	540
Wachovia Corp.	5.750%	6/15/17	300	330
Wachovia Corp.	5.750%	2/1/18	100	110
Wachovia Corp.	7.500%	4/15/35	150	176
Wachovia Corp.	5.500%	8/1/35	200	192
Wachovia Corp.	6.550%	10/15/35	100	105
Wells Fargo & Co.	5.250%	10/23/12	1,100	1,167
Wells Fargo & Co.	4.375%	1/31/13	275	289
Wells Fargo & Co.	4.950%	10/16/13	375	400
Wells Fargo & Co.	3.750%	10/1/14	700	732
Wells Fargo & Co.	3.625%	4/15/15	400	412
Wells Fargo & Co.	3.676%	6/15/16	250	252
Wells Fargo & Co.	5.625%	12/11/17	550	597
Wells Fargo & Co.	4.600%	4/1/21	1,125	1,109
Wells Fargo Bank NA	4.750%	2/9/15	2,175	2,305
Wells Fargo Bank NA	5.750%	5/16/16	250	273
Wells Fargo Bank NA	5.950%	8/26/36	550	566
Wells Fargo Capital X	5.950%	12/15/36	425	418
5 Wells Fargo Capital XIII	7.700%	12/29/49	450	464
5 Wells Fargo Capital XV	9.750%	12/29/49	500	546
Westpac Banking Corp.	2.250%	11/19/12	475	483
Westpac Banking Corp.	1.850%	12/9/13	400	400
Westpac Banking Corp.	4.200%	2/27/15	1,425	1,486
Westpac Banking Corp.	3.000%	8/4/15	375	373
Westpac Banking Corp.	4.875%	11/19/19	1,625	1,671

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	525	588
BlackRock Inc.	2.250%	12/10/12	200	203

BlackRock Inc.	3.500%	12/10/14	175	183
BlackRock Inc.	6.250%	9/15/17	300	342
Charles Schwab Corp.	4.950%	6/1/14	625	681
Franklin Resources Inc.	2.000%	5/20/13	325	329
Franklin Resources Inc.	3.125%	5/20/15	200	205
Franklin Resources Inc.	4.625%	5/20/20	100	103
Jefferies Group Inc.	8.500%	7/15/19	550	645
Jefferies Group Inc.	6.875%	4/15/21	200	213
Jefferies Group Inc.	6.450%	6/8/27	475	470
Lazard Group LLC	6.850%	6/15/17	450	479
Nomura Holdings Inc.	5.000%	3/4/15	375	382
Nomura Holdings Inc.	4.125%	1/19/16	1,000	986
Nomura Holdings Inc.	6.700%	3/4/20	100	107
TD Ameritrade Holding Corp.	2.950%	12/1/12	100	102
TD Ameritrade Holding Corp.	4.150%	12/1/14	150	156
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	106

Finance Companies (0.3%)
Block Financial LLC	7.875%	1/15/13	125	135
GATX Corp.	4.750%	10/1/12	150	157
General Electric Capital Corp.	5.000%	4/10/12	250	261
General Electric Capital Corp.	6.000%	6/15/12	675	715
General Electric Capital Corp.	3.500%	8/13/12	400	413
General Electric Capital Corp.	5.250%	10/19/12	3,850	4,080
General Electric Capital Corp.	2.800%	1/8/13	2,525	2,583
General Electric Capital Corp.	5.450%	1/15/13	325	347
General Electric Capital Corp.	4.800%	5/1/13	925	982
General Electric Capital Corp.	2.100%	1/7/14	125	125
General Electric Capital Corp.	5.900%	5/13/14	425	469
General Electric Capital Corp.	5.500%	6/4/14	1,450	1,581
General Electric Capital Corp.	5.650%	6/9/14	150	163
General Electric Capital Corp.	3.750%	11/14/14	1,725	1,796
General Electric Capital Corp.	2.250%	11/9/15	800	770
General Electric Capital Corp.	5.375%	10/20/16	750	817
General Electric Capital Corp.	5.625%	5/1/18	1,000	1,083
General Electric Capital Corp.	6.000%	8/7/19	625	683
General Electric Capital Corp.	5.500%	1/8/20	125	132
General Electric Capital Corp.	5.550%	5/4/20	50	52
General Electric Capital Corp.	4.375%	9/16/20	175	169
General Electric Capital Corp.	5.300%	2/11/21	275	279
General Electric Capital Corp.	6.750%	3/15/32	3,075	3,357
General Electric Capital Corp.	6.150%	8/7/37	400	406
General Electric Capital Corp.	5.875%	1/14/38	975	963
General Electric Capital Corp.	6.875%	1/10/39	2,775	3,091
5 General Electric Capital Corp.	6.375%	11/15/67	800	820
5 HSBC Finance Capital Trust IX	5.911%	11/30/35	200	191
HSBC Finance Corp.	5.900%	6/19/12	275	289
HSBC Finance Corp.	4.750%	7/15/13	800	854
HSBC Finance Corp.	5.250%	1/15/14	650	695
HSBC Finance Corp.	5.000%	6/30/15	625	671
HSBC Finance Corp.	5.500%	1/19/16	475	522
7 HSBC Finance Corp.	6.676%	1/15/21	2,346	2,432
SLM Corp.	5.375%	1/15/13	350	364
SLM Corp.	5.000%	10/1/13	300	309
SLM Corp.	6.250%	1/25/16	700	732
SLM Corp.	8.450%	6/15/18	800	898
SLM Corp.	8.000%	3/25/20	525	570

SLM Corp.	5.625%	8/1/33	700	591

Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	93
ACE INA Holdings Inc.	5.600%	5/15/15	125	137
ACE INA Holdings Inc.	2.600%	11/23/15	125	122
ACE INA Holdings Inc.	5.900%	6/15/19	550	605
AEGON Funding Co. LLC	5.750%	12/15/20	50	52
Aegon NV	4.750%	6/1/13	75	79
Aetna Inc.	6.000%	6/15/16	400	450
Aetna Inc.	6.500%	9/15/18	175	200
Aetna Inc.	3.950%	9/1/20	75	72
Aetna Inc.	6.625%	6/15/36	200	222
Aetna Inc.	6.750%	12/15/37	150	169
Aflac Inc.	6.900%	12/17/39	75	79
Alleghany Corp.	5.625%	9/15/20	100	100
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	875	970
Allstate Corp.	5.000%	8/15/14	350	381
Allstate Corp.	6.125%	12/15/32	250	261
Allstate Corp.	5.550%	5/9/35	100	97
5 Allstate Corp.	6.125%	5/15/37	200	202
5 Allstate Corp.	6.500%	5/15/57	200	202
Alterra Finance LLC	6.250%	9/30/20	95	96
American Financial Group Inc.	9.875%	6/15/19	100	122
American International Group Inc.	4.250%	5/15/13	1,775	1,833
American International Group Inc.	5.600%	10/18/16	125	130
American International Group Inc.	5.450%	5/18/17	500	511
American International Group Inc.	6.400%	12/15/20	985	1,049
American International Group Inc.	6.250%	5/1/36	700	692
American International Group Inc.	6.250%	3/15/37	250	228
5 American International Group Inc.	8.175%	5/15/58	1,125	1,209
AON Corp.	3.500%	9/30/15	150	151
AON Corp.	5.000%	9/30/20	150	151
AON Corp.	8.205%	1/1/27	100	111
AON Corp.	6.250%	9/30/40	150	155
Arch Capital Group Ltd.	7.350%	5/1/34	375	388
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	451
Assurant Inc.	5.625%	2/15/14	200	211
Assurant Inc.	6.750%	2/15/34	400	392
AXA SA	8.600%	12/15/30	425	498
Axis Capital Holdings Ltd.	5.750%	12/1/14	275	295
Axis Specialty Finance LLC	5.875%	6/1/20	840	843
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	350	362
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	275	294
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	125	135
Berkshire Hathaway Finance Corp.	1.500%	1/10/14	225	224
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	700	695
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	500	550
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	375	374
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	475	497
Berkshire Hathaway Inc.	2.125%	2/11/13	225	230
Berkshire Hathaway Inc.	3.200%	2/11/15	1,375	1,412
Chubb Corp.	5.750%	5/15/18	175	194
Chubb Corp.	6.000%	5/11/37	375	394
Chubb Corp.	6.500%	5/15/38	125	139
5 Chubb Corp.	6.375%	3/29/67	250	263
CIGNA Corp.	4.375%	12/15/20	100	97
CIGNA Corp.	4.500%	3/15/21	75	74

CIGNA Corp.	6.150%	11/15/36	500	508
CIGNA Corp.	5.875%	3/15/41	100	98
Cincinnati Financial Corp.	6.125%	11/1/34	325	313
CNA Financial Corp.	6.500%	8/15/16	475	518
CNA Financial Corp.	7.350%	11/15/19	325	367
Coventry Health Care Inc.	6.300%	8/15/14	575	610
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	147
Genworth Financial Inc.	4.950%	10/1/15	125	125
Genworth Financial Inc.	8.625%	12/15/16	400	445
Genworth Financial Inc.	7.200%	2/15/21	25	25
Genworth Financial Inc.	7.625%	9/24/21	150	151
Genworth Financial Inc.	6.500%	6/15/34	425	380
Hartford Financial Services Group Inc.	5.500%	10/15/16	475	497
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	156
Hartford Financial Services Group Inc.	6.000%	1/15/19	100	105
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	23
HCC Insurance Holdings Inc.	6.300%	11/15/19	225	242
Humana Inc.	8.150%	6/15/38	325	372
Lincoln National Corp.	8.750%	7/1/19	175	221
Lincoln National Corp.	6.150%	4/7/36	350	360
Lincoln National Corp.	7.000%	6/15/40	150	170
5 Lincoln National Corp.	7.000%	5/17/66	500	495
Loews Corp.	6.000%	2/1/35	200	201
Manulife Financial Corp.	3.400%	9/17/15	400	401
Manulife Financial Corp.	4.900%	9/17/20	475	464
Markel Corp.	7.125%	9/30/19	125	139
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	94
MetLife Inc.	2.375%	2/6/14	225	225
MetLife Inc.	5.000%	6/15/15	1,000	1,073
MetLife Inc.	4.750%	2/8/21	275	274
MetLife Inc.	6.500%	12/15/32	75	82
MetLife Inc.	6.375%	6/15/34	375	406
MetLife Inc.	5.700%	6/15/35	125	124
MetLife Inc.	5.875%	2/6/41	1,250	1,259
5 MetLife Inc.	6.400%	12/15/66	400	381
7 Metropolitan Life Global Funding I	2.875%	9/17/12	75	77
7 Metropolitan Life Global Funding I	5.125%	6/10/14	450	487
OneBeacon US Holdings Inc.	5.875%	5/15/13	125	134
PartnerRe Finance B LLC	5.500%	6/1/20	200	199
Principal Financial Group Inc.	7.875%	5/15/14	225	259
Principal Financial Group Inc.	6.050%	10/15/36	250	257
Principal Life Income Funding Trusts	5.300%	12/14/12	100	106
Principal Life Income Funding Trusts	5.100%	4/15/14	475	504
Progressive Corp.	6.625%	3/1/29	150	165
5 Progressive Corp.	6.700%	6/15/37	425	448
Protective Life Corp.	7.375%	10/15/19	100	111
Protective Life Corp.	8.450%	10/15/39	175	195
Prudential Financial Inc.	3.625%	9/17/12	500	517
Prudential Financial Inc.	5.150%	1/15/13	75	79
Prudential Financial Inc.	4.750%	4/1/14	425	452
Prudential Financial Inc.	5.100%	9/20/14	1,050	1,131
Prudential Financial Inc.	6.200%	1/15/15	100	110
Prudential Financial Inc.	5.500%	3/15/16	50	54
Prudential Financial Inc.	6.100%	6/15/17	100	110
Prudential Financial Inc.	7.375%	6/15/19	250	292
Prudential Financial Inc.	5.375%	6/21/20	225	233
Prudential Financial Inc.	5.750%	7/15/33	200	196
Prudential Financial Inc.	5.400%	6/13/35	150	140

Prudential Financial Inc.	5.900%	3/17/36	325	324
Prudential Financial Inc.	5.700%	12/14/36	550	534
Prudential Financial Inc.	6.625%	6/21/40	125	136
Prudential Financial Inc.	6.200%	11/15/40	125	129
5 Reinsurance Group of America Inc.	6.750%	12/15/65	325	317
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	500	536
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	186
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	300	342
Torchmark Corp.	6.375%	6/15/16	425	456
Transatlantic Holdings Inc.	8.000%	11/30/39	625	652
Travelers Cos. Inc.	5.500%	12/1/15	600	664
Travelers Cos. Inc.	6.250%	6/20/16	100	113
Travelers Cos. Inc.	5.800%	5/15/18	775	850
Travelers Cos. Inc.	5.350%	11/1/40	25	24
UnitedHealth Group Inc.	5.000%	8/15/14	650	704
UnitedHealth Group Inc.	4.875%	3/15/15	250	269
UnitedHealth Group Inc.	6.000%	6/15/17	875	978
UnitedHealth Group Inc.	6.000%	2/15/18	425	474
UnitedHealth Group Inc.	6.500%	6/15/37	200	215
UnitedHealth Group Inc.	6.625%	11/15/37	325	353
UnitedHealth Group Inc.	6.875%	2/15/38	250	280
Unum Group	7.125%	9/30/16	175	196
Unum Group	5.625%	9/15/20	50	51
Validus Holdings Ltd.	8.875%	1/26/40	150	158
WellPoint Inc.	6.800%	8/1/12	550	589
WellPoint Inc.	6.000%	2/15/14	525	580
WellPoint Inc.	5.250%	1/15/16	125	137
WellPoint Inc.	5.850%	1/15/36	150	150
WellPoint Inc.	6.375%	6/15/37	425	456
WellPoint Inc.	5.800%	8/15/40	100	98
Willis North America Inc.	6.200%	3/28/17	300	318
Willis North America Inc.	7.000%	9/29/19	700	762
WR Berkley Corp.	5.375%	9/15/20	50	50
XL Group plc	6.375%	11/15/24	100	104

Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	550	599
CME Group Inc.	5.750%	2/15/14	200	221
NASDAQ OMX Group Inc.	4.000%	1/15/15	150	149
NASDAQ OMX Group Inc.	5.550%	1/15/20	175	170
XTRA Finance Corp.	5.150%	4/1/17	575	621

Real Estate Investment Trusts (0.1%)
AMB Property LP	4.500%	8/15/17	75	74
AMB Property LP	6.625%	12/1/19	100	111
AvalonBay Communities Inc.	5.750%	9/15/16	100	111
Boston Properties LP	5.625%	11/15/20	325	347
Boston Properties LP	4.125%	5/15/21	50	47
Brandywine Operating Partnership LP	5.400%	11/1/14	225	237
Brandywine Operating Partnership LP	7.500%	5/15/15	125	141
Camden Property Trust	5.700%	5/15/17	25	27
CommonWealth REIT	6.250%	8/15/16	700	752
Digital Realty Trust LP	4.500%	7/15/15	75	77
Digital Realty Trust LP	5.250%	3/15/21	155	152
Duke Realty LP	6.250%	5/15/13	350	378
Duke Realty LP	5.950%	2/15/17	200	216
Duke Realty LP	8.250%	8/15/19	125	150
Duke Realty LP	6.750%	3/15/20	250	278

ERP Operating LP	5.250%	9/15/14	350	380
ERP Operating LP	5.375%	8/1/16	275	299
HCP Inc.	6.450%	6/25/12	25	26
HCP Inc.	2.700%	2/1/14	350	351
HCP Inc.	3.750%	2/1/16	1,300	1,304
HCP Inc.	6.300%	9/15/16	300	330
HCP Inc.	5.625%	5/1/17	25	26
HCP Inc.	6.700%	1/30/18	200	223
HCP Inc.	5.375%	2/1/21	75	76
HCP Inc.	6.750%	2/1/41	175	181
Health Care REIT Inc.	3.625%	3/15/16	100	99
Health Care REIT Inc.	6.200%	6/1/16	325	356
Health Care REIT Inc.	6.125%	4/15/20	100	106
Health Care REIT Inc.	4.950%	1/15/21	175	168
Health Care REIT Inc.	5.250%	1/15/22	300	293
Health Care REIT Inc.	6.500%	3/15/41	75	73
Healthcare Realty Trust Inc.	6.500%	1/17/17	225	247
Hospitality Properties Trust	5.125%	2/15/15	500	518
Kilroy Realty LP	5.000%	11/3/15	150	151
Kimco Realty Corp.	5.783%	3/15/16	125	137
Kimco Realty Corp.	6.875%	10/1/19	50	57
Liberty Property LP	5.125%	3/2/15	375	400
Liberty Property LP	5.500%	12/15/16	100	107
Mack-Cali Realty LP	7.750%	8/15/19	100	119
National Retail Properties Inc.	6.875%	10/15/17	25	27
Nationwide Health Properties Inc.	6.250%	2/1/13	375	400
ProLogis	7.375%	10/30/19	50	57
ProLogis	6.875%	3/15/20	300	328
Realty Income Corp.	6.750%	8/15/19	525	596
Regency Centers LP	5.250%	8/1/15	75	80
Senior Housing Properties Trust	4.300%	1/15/16	75	74
Simon Property Group LP	6.750%	5/15/14	425	477
Simon Property Group LP	5.750%	12/1/15	325	361
Simon Property Group LP	5.250%	12/1/16	200	217
Simon Property Group LP	5.875%	3/1/17	650	722
Simon Property Group LP	6.125%	5/30/18	325	363
Simon Property Group LP	5.650%	2/1/20	125	134
Simon Property Group LP	6.750%	2/1/40	1,050	1,194
Tanger Properties LP	6.150%	11/15/15	400	441
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	25	24
				318,003
Industrial (4.2%)
Basic Industry (0.4%)
Agrium Inc.	6.125%	1/15/41	450	465
Airgas Inc.	4.500%	9/15/14	100	104
Airgas Inc.	3.250%	10/1/15	225	224
Albemarle Corp.	4.500%	12/15/20	50	49
Alcoa Inc.	6.150%	8/15/20	2,000	2,112
Alcoa Inc.	5.900%	2/1/27	275	269
Alcoa Inc.	6.750%	1/15/28	500	522
Allegheny Technologies Inc.	9.375%	6/1/19	450	566
AngloGold Ashanti Holdings plc	5.375%	4/15/20	75	76
AngloGold Ashanti Holdings plc	6.500%	4/15/40	100	100
ArcelorMittal	5.375%	6/1/13	925	982
ArcelorMittal	9.000%	2/15/15	50	60
ArcelorMittal	3.750%	8/5/15	125	126
ArcelorMittal	3.750%	3/1/16	125	125

ArcelorMittal	6.125%	6/1/18	425	455
ArcelorMittal	9.850%	6/1/19	25	32
ArcelorMittal	5.250%	8/5/20	150	146
ArcelorMittal	5.500%	3/1/21	350	344
ArcelorMittal	7.000%	10/15/39	1,400	1,396
ArcelorMittal	6.750%	3/1/41	225	219
Barrick Gold Corp.	6.950%	4/1/19	350	418
Barrick Gold Finance Co.	4.875%	11/15/14	825	895
Barrick North America Finance LLC	6.800%	9/15/18	25	30
Barrick North America Finance LLC	7.500%	9/15/38	25	31
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	500	558
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	275	305
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	391
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	550	650
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	775	820
Cliffs Natural Resources Inc.	5.900%	3/15/20	50	53
Cliffs Natural Resources Inc.	4.875%	4/1/21	100	98
Cliffs Natural Resources Inc.	6.250%	10/1/40	375	371
Commercial Metals Co.	6.500%	7/15/17	175	179
Cytec Industries Inc.	8.950%	7/1/17	75	91
Dow Chemical Co.	4.850%	8/15/12	425	445
Dow Chemical Co.	6.000%	10/1/12	50	53
Dow Chemical Co.	7.600%	5/15/14	650	751
Dow Chemical Co.	5.900%	2/15/15	750	830
Dow Chemical Co.	2.500%	2/15/16	250	240
Dow Chemical Co.	5.700%	5/15/18	100	108
Dow Chemical Co.	4.250%	11/15/20	2,010	1,921
Dow Chemical Co.	7.375%	11/1/29	100	120
Dow Chemical Co.	9.400%	5/15/39	350	521
Eastman Chemical Co.	3.000%	12/15/15	400	396
EI du Pont de Nemours & Co.	4.750%	11/15/12	125	132
EI du Pont de Nemours & Co.	1.750%	3/25/14	375	372
EI du Pont de Nemours & Co.	2.750%	4/1/16	375	371
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	312
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	310
EI du Pont de Nemours & Co.	3.625%	1/15/21	50	47
EI du Pont de Nemours & Co.	4.250%	4/1/21	250	247
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	571
EI du Pont de Nemours & Co.	4.900%	1/15/41	300	277
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	700	729
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	575	632
International Paper Co.	5.300%	4/1/15	525	566
International Paper Co.	9.375%	5/15/19	1,100	1,415
International Paper Co.	7.300%	11/15/39	600	668
Lubrizol Corp.	5.500%	10/1/14	525	584
Monsanto Co.	7.375%	8/15/12	350	380
Newmont Mining Corp.	5.875%	4/1/35	325	328
Newmont Mining Corp.	6.250%	10/1/39	1,100	1,160
Nucor Corp.	5.750%	12/1/17	100	113
Nucor Corp.	6.400%	12/1/37	250	283
Placer Dome Inc.	6.450%	10/15/35	375	400
Plum Creek Timberlands LP	5.875%	11/15/15	400	426
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	311
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	50	49
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	625	648
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	50	50
PPG Industries Inc.	6.650%	3/15/18	600	697
Praxair Inc.	1.750%	11/15/12	100	101

Praxair Inc.	4.375%	3/31/14	450	481
Praxair Inc.	5.250%	11/15/14	150	166
Praxair Inc.	5.200%	3/15/17	25	28
Praxair Inc.	4.500%	8/15/19	175	182
Rio Tinto Alcan Inc.	4.875%	9/15/12	325	342
Rio Tinto Alcan Inc.	4.500%	5/15/13	125	133
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	270
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	343
Rio Tinto Alcan Inc.	5.750%	6/1/35	250	249
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	750	901
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	460
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,409
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	270
Sherwin-Williams Co.	3.125%	12/15/14	175	181
Sigma-Aldrich Corp.	3.375%	11/1/20	75	70
Southern Copper Corp.	5.375%	4/16/20	200	204
Southern Copper Corp.	7.500%	7/27/35	250	269
Southern Copper Corp.	6.750%	4/16/40	250	253
Teck Resources Ltd.	9.750%	5/15/14	343	416
Teck Resources Ltd.	10.250%	5/15/16	500	601
Teck Resources Ltd.	10.750%	5/15/19	500	641
Vale Canada Ltd.	5.700%	10/15/15	450	493
Vale Canada Ltd.	7.200%	9/15/32	100	108
Vale Overseas Ltd.	6.250%	1/11/16	100	111
Vale Overseas Ltd.	6.250%	1/23/17	200	224
Vale Overseas Ltd.	5.625%	9/15/19	500	523
Vale Overseas Ltd.	4.625%	9/15/20	475	462
Vale Overseas Ltd.	8.250%	1/17/34	375	454
Vale Overseas Ltd.	6.875%	11/21/36	375	399
Vale Overseas Ltd.	6.875%	11/10/39	575	613
Valspar Corp.	7.250%	6/15/19	50	57
WMC Finance USA Ltd.	5.125%	5/15/13	400	432
Xstrata Canada Corp.	7.350%	6/5/12	375	399
Xstrata Canada Corp.	7.250%	7/15/12	250	267
Xstrata Canada Corp.	5.500%	6/15/17	250	266

Capital Goods (0.4%)
3M Co.	6.375%	2/15/28	350	398
Acuity Brands Lighting Inc.	6.000%	12/15/19	100	104
Allied Waste North America Inc.	7.125%	5/15/16	1,050	1,097
Bemis Co. Inc.	4.875%	4/1/12	700	722
Black & Decker Corp.	5.750%	11/15/16	75	83
Boeing Capital Corp.	5.800%	1/15/13	925	1,000
Boeing Co.	1.875%	11/20/12	50	51
Boeing Co.	3.500%	2/15/15	450	469
Boeing Co.	6.000%	3/15/19	150	172
Boeing Co.	4.875%	2/15/20	150	160
Boeing Co.	6.875%	3/15/39	100	121
Boeing Co.	5.875%	2/15/40	150	160
Browning-Ferris Industries Inc.	7.400%	9/15/35	500	587
Caterpillar Financial Services Corp.	2.000%	4/5/13	175	178
Caterpillar Financial Services Corp.	1.550%	12/20/13	275	275
Caterpillar Financial Services Corp.	6.125%	2/17/14	325	365
Caterpillar Financial Services Corp.	4.750%	2/17/15	175	190
Caterpillar Financial Services Corp.	4.625%	6/1/15	1,600	1,719
Caterpillar Financial Services Corp.	7.150%	2/15/19	925	1,125
Caterpillar Inc.	6.050%	8/15/36	750	840
Caterpillar Inc.	7.375%	3/1/97	400	467

Cooper US Inc.	5.250%	11/15/12	425	452
CRH America Inc.	5.300%	10/15/13	100	106
CRH America Inc.	4.125%	1/15/16	500	501
CRH America Inc.	6.000%	9/30/16	750	809
CRH America Inc.	5.750%	1/15/21	475	487
Deere & Co.	6.950%	4/25/14	825	951
Deere & Co.	5.375%	10/16/29	350	369
Deere & Co.	7.125%	3/3/31	900	1,123
Eaton Corp.	5.600%	5/15/18	125	138
Embraer Overseas Ltd.	6.375%	1/24/17	100	108
Embraer Overseas Ltd.	6.375%	1/15/20	175	187
Emerson Electric Co.	4.625%	10/15/12	1,075	1,135
Emerson Electric Co.	4.875%	10/15/19	125	133
Emerson Electric Co.	4.250%	11/15/20	25	25
Emerson Electric Co.	5.250%	11/15/39	425	425
General Dynamics Corp.	4.250%	5/15/13	650	693
General Electric Co.	5.000%	2/1/13	1,400	1,490
General Electric Co.	5.250%	12/6/17	1,850	2,010
Goodrich Corp.	6.125%	3/1/19	525	585
Goodrich Corp.	4.875%	3/1/20	625	649
Harsco Corp.	2.700%	10/15/15	300	295
Harsco Corp.	5.750%	5/15/18	350	381
Honeywell International Inc.	4.250%	3/1/13	175	185
Honeywell International Inc.	5.300%	3/15/17	275	306
Honeywell International Inc.	5.300%	3/1/18	150	166
Honeywell International Inc.	5.375%	3/1/41	250	252
Illinois Tool Works Inc.	5.150%	4/1/14	325	358
Illinois Tool Works Inc.	6.250%	4/1/19	450	522
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	225	248
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	650	778
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	225	260
John Deere Capital Corp.	5.250%	10/1/12	375	398
John Deere Capital Corp.	4.950%	12/17/12	50	53
John Deere Capital Corp.	4.900%	9/9/13	525	569
John Deere Capital Corp.	2.950%	3/9/15	125	128
John Deere Capital Corp.	2.800%	9/18/17	550	537
Joy Global Inc.	6.000%	11/15/16	250	272
L-3 Communications Corp.	5.200%	10/15/19	200	208
L-3 Communications Corp.	4.750%	7/15/20	650	647
Lafarge SA	7.125%	7/15/36	525	510
Lockheed Martin Corp.	7.650%	5/1/16	250	303
Lockheed Martin Corp.	6.150%	9/1/36	450	488
Lockheed Martin Corp.	5.500%	11/15/39	25	25
7 Lockheed Martin Corp.	5.720%	6/1/40	316	323
Martin Marietta Materials Inc.	6.600%	4/15/18	400	437
Northrop Grumman Corp.	5.050%	11/15/40	850	790
Owens Corning	6.500%	12/1/16	600	651
Parker Hannifin Corp.	5.500%	5/15/18	125	139
Parker Hannifin Corp.	3.500%	9/15/22	75	69
Parker Hannifin Corp.	6.250%	5/15/38	75	85
Raytheon Co.	3.125%	10/15/20	200	182
Raytheon Co.	7.200%	8/15/27	75	93
Raytheon Co.	4.875%	10/15/40	100	91
Republic Services Inc.	5.250%	11/15/21	425	444
Republic Services Inc.	6.200%	3/1/40	75	79
Rockwell Automation Inc.	5.650%	12/1/17	25	28
Rockwell Automation Inc.	6.700%	1/15/28	200	228
Rockwell Automation Inc.	6.250%	12/1/37	325	354

	Rockwell Collins Inc.	5.250%	7/15/19	50	54
	Roper Industries Inc.	6.250%	9/1/19	650	715
	Sonoco Products Co.	5.750%	11/1/40	175	172
	Stanley Black & Decker Inc.	5.200%	9/1/40	150	143
[5,7] Systems 2001 AT LLC		7.156%	12/15/11	54	55
	Tyco International Finance SA	3.750%	1/15/18	100	100
	Tyco International Finance SA	8.500%	1/15/19	175	224
	Tyco International Finance SA	4.625%	1/15/23	125	125
	Tyco International Ltd. / Tyco International
	Finance SA	7.000%	12/15/19	400	481
	United Technologies Corp.	6.125%	2/1/19	925	1,073
	United Technologies Corp.	4.500%	4/15/20	325	338
	United Technologies Corp.	7.500%	9/15/29	100	129
	United Technologies Corp.	5.400%	5/1/35	400	409
	United Technologies Corp.	6.125%	7/15/38	500	561
	United Technologies Corp.	5.700%	4/15/40	350	371
	Waste Management Inc.	5.000%	3/15/14	675	726
	Waste Management Inc.	4.600%	3/1/21	150	149
	Waste Management Inc.	7.100%	8/1/26	325	381
	Waste Management Inc.	6.125%	11/30/39	400	414

	Communication (0.9%)
7	America Movil SAB de CV	5.750%	1/15/15	833	916
	America Movil SAB de CV	5.000%	10/16/19	750	775
	America Movil SAB de CV	5.000%	3/30/20	400	414
	America Movil SAB de CV	6.375%	3/1/35	200	215
	America Movil SAB de CV	6.125%	11/15/37	300	315
	America Movil SAB de CV	6.125%	3/30/40	600	635
	American Tower Corp.	4.625%	4/1/15	75	78
	American Tower Corp.	4.500%	1/15/18	1,400	1,370
	AT&T Corp.	8.000%	11/15/31	1,251	1,565
	AT&T Inc.	5.875%	8/15/12	155	165
	AT&T Inc.	6.700%	11/15/13	300	337
	AT&T Inc.	4.850%	2/15/14	450	486
	AT&T Inc.	5.100%	9/15/14	1,575	1,724
	AT&T Inc.	2.500%	8/15/15	1,875	1,856
	AT&T Inc.	5.625%	6/15/16	600	668
	AT&T Inc.	5.500%	2/1/18	300	328
	AT&T Inc.	5.800%	2/15/19	75	83
	AT&T Inc.	6.450%	6/15/34	1,000	1,039
	AT&T Inc.	6.500%	9/1/37	425	439
	AT&T Inc.	6.300%	1/15/38	175	176
	AT&T Inc.	6.400%	5/15/38	675	689
7	AT&T Inc.	5.350%	9/1/40	170	152
	AT&T Mobility LLC	7.125%	12/15/31	1,000	1,161
	Bellsouth Capital Funding Corp.	7.875%	2/15/30	150	179
	BellSouth Corp.	5.200%	12/15/16	250	274
	BellSouth Corp.	6.875%	10/15/31	325	354
	BellSouth Corp.	6.550%	6/15/34	700	730
	BellSouth Corp.	6.000%	11/15/34	290	283
	BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,647
	British Telecommunications plc	9.875%	12/15/30	1,125	1,557
	CBS Corp.	5.625%	8/15/12	32	34
	CBS Corp.	5.750%	4/15/20	75	79
	CBS Corp.	4.300%	2/15/21	550	518
	CBS Corp.	7.875%	7/30/30	400	464
	CBS Corp.	5.500%	5/15/33	200	182

Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	1,375	1,568
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	525	576
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	525	673
CenturyLink Inc.	5.000%	2/15/15	150	158
CenturyLink Inc.	6.875%	1/15/28	150	152
CenturyLink Inc.	7.600%	9/15/39	250	266
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,108	1,498
Comcast Cable Communications LLC	8.875%	5/1/17	850	1,062
Comcast Corp.	6.500%	1/15/15	700	791
Comcast Corp.	5.900%	3/15/16	650	721
Comcast Corp.	5.700%	7/1/19	750	813
Comcast Corp.	5.150%	3/1/20	1,325	1,376
Comcast Corp.	6.500%	11/15/35	1,075	1,105
Comcast Corp.	6.450%	3/15/37	50	51
Comcast Corp.	6.950%	8/15/37	250	272
Comcast Corp.	6.400%	5/15/38	600	609
Comcast Corp.	6.400%	3/1/40	150	152
COX Communications Inc.	4.625%	6/1/13	200	212
COX Communications Inc.	5.450%	12/15/14	150	165
COX Communications Inc.	5.500%	10/1/15	600	657
7 COX Communications Inc.	8.375%	3/1/39	500	630
Deutsche Telekom International Finance BV	5.875%	8/20/13	325	356
Deutsche Telekom International Finance BV	4.875%	7/8/14	25	27
Deutsche Telekom International Finance BV	5.750%	3/23/16	425	476
Deutsche Telekom International Finance BV	6.000%	7/8/19	1,025	1,159
Deutsche Telekom International Finance BV	8.750%	6/15/30	650	848
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	325	349
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	375	383
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	100	110
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	1,450	1,568
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	1,200	1,201
Discovery Communications LLC	5.050%	6/1/20	500	519
Embarq Corp.	7.082%	6/1/16	875	994
Embarq Corp.	7.995%	6/1/36	200	225
France Telecom SA	4.375%	7/8/14	525	563
France Telecom SA	5.375%	7/8/19	1,025	1,129
France Telecom SA	8.500%	3/1/31	475	639
Grupo Televisa SA	6.625%	3/18/25	450	496
GTE Corp.	6.940%	4/15/28	325	360
McGraw-Hill Cos. Inc.	6.550%	11/15/37	350	365
7 NBCUniversal Media LLC	2.100%	4/1/14	550	547
7 NBCUniversal Media LLC	3.650%	4/30/15	425	434
7 NBCUniversal Media LLC	2.875%	4/1/16	1,300	1,259
7 NBCUniversal Media LLC	5.150%	4/30/20	175	180
7 NBCUniversal Media LLC	4.375%	4/1/21	300	289
7 NBCUniversal Media LLC	6.400%	4/30/40	350	361
7 NBCUniversal Media LLC	5.950%	4/1/41	225	219
New Cingular Wireless Services Inc.	8.125%	5/1/12	600	646
News America Inc.	6.900%	3/1/19	750	876

7 News America Inc.	4.500%	2/15/21	1,250	1,229
News America Inc.	6.550%	3/15/33	600	627
News America Inc.	6.200%	12/15/34	725	724
News America Inc.	6.400%	12/15/35	450	460
News America Inc.	8.150%	10/17/36	385	468
News America Inc.	6.900%	8/15/39	50	54
7 News America Inc.	6.150%	2/15/41	475	470
Omnicom Group Inc.	5.900%	4/15/16	50	56
Omnicom Group Inc.	4.450%	8/15/20	500	490
Pacific Bell Telephone Co.	7.125%	3/15/26	200	229
Qwest Corp.	8.375%	5/1/16	325	387
Qwest Corp.	6.500%	6/1/17	275	303
Qwest Corp.	7.500%	6/15/23	350	350
Qwest Corp.	7.250%	9/15/25	175	184
Qwest Corp.	6.875%	9/15/33	375	374
Qwest Corp.	7.125%	11/15/43	550	540
Reed Elsevier Capital Inc.	4.625%	6/15/12	100	103
Reed Elsevier Capital Inc.	7.750%	1/15/14	175	200
Reed Elsevier Capital Inc.	8.625%	1/15/19	1,200	1,515
Rogers Communications Inc.	6.375%	3/1/14	50	56
Rogers Communications Inc.	5.500%	3/15/14	250	274
Rogers Communications Inc.	6.800%	8/15/18	950	1,105
RR Donnelley & Sons Co.	8.600%	8/15/16	400	457
RR Donnelley & Sons Co.	7.625%	6/15/20	250	263
Telecom Italia Capital SA	5.250%	11/15/13	325	343
Telecom Italia Capital SA	4.950%	9/30/14	1,000	1,039
Telecom Italia Capital SA	5.250%	10/1/15	1,300	1,341
Telecom Italia Capital SA	7.175%	6/18/19	550	600
Telecom Italia Capital SA	6.375%	11/15/33	205	191
Telefonica Emisiones SAU	2.582%	4/26/13	275	277
Telefonica Emisiones SAU	4.949%	1/15/15	625	658
Telefonica Emisiones SAU	3.729%	4/27/15	300	302
Telefonica Emisiones SAU	3.992%	2/16/16	400	401
Telefonica Emisiones SAU	6.421%	6/20/16	475	526
Telefonica Emisiones SAU	5.877%	7/15/19	300	315
Telefonica Emisiones SAU	5.134%	4/27/20	500	496
Telefonica Emisiones SAU	5.462%	2/16/21	2,100	2,123
Telefonica Europe BV	8.250%	9/15/30	750	910
Thomson Reuters Corp.	5.950%	7/15/13	75	82
Thomson Reuters Corp.	5.700%	10/1/14	850	946
Thomson Reuters Corp.	6.500%	7/15/18	50	58
Thomson Reuters Corp.	4.700%	10/15/19	125	130
Thomson Reuters Corp.	5.500%	8/15/35	50	49
Thomson Reuters Corp.	5.850%	4/15/40	275	283
Time Warner Cable Inc.	5.400%	7/2/12	400	420
Time Warner Cable Inc.	6.200%	7/1/13	300	330
Time Warner Cable Inc.	7.500%	4/1/14	650	746
Time Warner Cable Inc.	3.500%	2/1/15	300	307
Time Warner Cable Inc.	5.850%	5/1/17	825	901
Time Warner Cable Inc.	8.250%	4/1/19	700	853
Time Warner Cable Inc.	5.000%	2/1/20	825	833
Time Warner Cable Inc.	6.550%	5/1/37	550	557
Time Warner Cable Inc.	6.750%	6/15/39	675	702
Time Warner Cable Inc.	5.875%	11/15/40	1,190	1,111
Time Warner Entertainment Co. LP	10.150%	5/1/12	200	219
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	986
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	122
United States Cellular Corp.	6.700%	12/15/33	350	334

Verizon Communications Inc.	5.250%	4/15/13	650	700
Verizon Communications Inc.	5.550%	2/15/16	500	554
Verizon Communications Inc.	3.000%	4/1/16	175	174
Verizon Communications Inc.	5.500%	2/15/18	500	545
Verizon Communications Inc.	6.100%	4/15/18	100	112
Verizon Communications Inc.	8.750%	11/1/18	275	352
Verizon Communications Inc.	6.350%	4/1/19	525	597
Verizon Communications Inc.	4.600%	4/1/21	175	174
Verizon Communications Inc.	5.850%	9/15/35	500	493
Verizon Communications Inc.	6.250%	4/1/37	150	154
Verizon Communications Inc.	6.900%	4/15/38	350	387
Verizon Communications Inc.	8.950%	3/1/39	1,250	1,711
Verizon Communications Inc.	7.350%	4/1/39	550	643
Verizon Communications Inc.	6.000%	4/1/41	200	199
Verizon Global Funding Corp.	6.875%	6/15/12	2,000	2,136
Verizon Global Funding Corp.	7.750%	12/1/30	725	876
Verizon New England Inc.	7.875%	11/15/29	250	286
Verizon New York Inc.	6.875%	4/1/12	300	317
Verizon Virginia Inc.	4.625%	3/15/13	450	474
Vodafone Group plc	5.000%	12/16/13	600	651
Vodafone Group plc	5.750%	3/15/16	300	335
Vodafone Group plc	5.625%	2/27/17	1,650	1,823
Vodafone Group plc	4.625%	7/15/18	125	130
Vodafone Group plc	5.450%	6/10/19	275	300
Vodafone Group plc	7.875%	2/15/30	425	537
Vodafone Group plc	6.250%	11/30/32	350	374
Vodafone Group plc	6.150%	2/27/37	75	80
Washington Post Co.	7.250%	2/1/19	150	170
WPP Finance UK	5.875%	6/15/14	425	467

Consumer Cyclical (0.4%)
AutoZone Inc.	6.500%	1/15/14	300	335
AutoZone Inc.	5.750%	1/15/15	325	357
Best Buy Co. Inc.	6.750%	7/15/13	125	137
BorgWarner Inc.	4.625%	9/15/20	50	50
Costco Wholesale Corp.	5.500%	3/15/17	475	541
CVS Caremark Corp.	4.875%	9/15/14	175	189
CVS Caremark Corp.	3.250%	5/18/15	100	101
CVS Caremark Corp.	5.750%	6/1/17	175	192
CVS Caremark Corp.	6.600%	3/15/19	1,575	1,800
CVS Caremark Corp.	6.250%	6/1/27	125	137
5 CVS Caremark Corp.	6.302%	6/1/37	825	808
Daimler Finance North America LLC	6.500%	11/15/13	375	417
Daimler Finance North America LLC	8.500%	1/18/31	450	603
Darden Restaurants Inc.	5.625%	10/15/12	225	239
Darden Restaurants Inc.	6.200%	10/15/17	150	166
Darden Restaurants Inc.	6.800%	10/15/37	275	299
eBay Inc.	0.875%	10/15/13	125	124
eBay Inc.	1.625%	10/15/15	125	119
eBay Inc.	3.250%	10/15/20	125	113
Expedia Inc.	5.950%	8/15/20	1,150	1,161
Family Dollar Stores Inc.	5.000%	2/1/21	125	122
Historic TW Inc.	9.150%	2/1/23	975	1,284
Historic TW Inc.	6.625%	5/15/29	200	214
Home Depot Inc.	5.250%	12/16/13	775	845
Home Depot Inc.	5.400%	3/1/16	1,100	1,214
Home Depot Inc.	5.875%	12/16/36	1,250	1,240
International Game Technology	7.500%	6/15/19	125	142

International Game Technology	5.500%	6/15/20	125	128
Johnson Controls Inc.	5.000%	3/30/20	200	209
Johnson Controls Inc.	4.250%	3/1/21	500	492
Johnson Controls Inc.	6.000%	1/15/36	125	131
Kohl's Corp.	6.250%	12/15/17	200	229
Kohl's Corp.	6.000%	1/15/33	225	231
Kohl's Corp.	6.875%	12/15/37	100	114
Lowe's Cos. Inc.	5.000%	10/15/15	75	83
Lowe's Cos. Inc.	6.100%	9/15/17	200	228
Lowe's Cos. Inc.	4.625%	4/15/20	200	209
Lowe's Cos. Inc.	3.750%	4/15/21	500	482
Lowe's Cos. Inc.	6.875%	2/15/28	367	433
Lowe's Cos. Inc.	5.800%	4/15/40	100	104
Marriott International Inc.	4.625%	6/15/12	400	415
Marriott International Inc.	5.625%	2/15/13	200	214
Marriott International Inc.	6.200%	6/15/16	150	167
Marriott International Inc.	6.375%	6/15/17	50	56
McDonald's Corp.	5.300%	3/15/17	400	446
McDonald's Corp.	5.800%	10/15/17	300	343
McDonald's Corp.	5.350%	3/1/18	350	390
McDonald's Corp.	6.300%	3/1/38	300	346
McDonald's Corp.	5.700%	2/1/39	25	27
Nordstrom Inc.	4.750%	5/1/20	600	618
Nordstrom Inc.	6.950%	3/15/28	200	229
Nordstrom Inc.	7.000%	1/15/38	150	177
O'Reilly Automotive Inc.	4.875%	1/14/21	50	49
PACCAR Financial Corp.	1.950%	12/17/12	225	228
PACCAR Inc.	6.875%	2/15/14	200	228
Staples Inc.	9.750%	1/15/14	1,025	1,230
Target Corp.	5.125%	1/15/13	675	723
Target Corp.	4.000%	6/15/13	525	556
Target Corp.	5.375%	5/1/17	200	223
Target Corp.	3.875%	7/15/20	350	342
Target Corp.	7.000%	7/15/31	175	207
Target Corp.	6.350%	11/1/32	450	496
Target Corp.	7.000%	1/15/38	700	830
Time Warner Inc.	3.150%	7/15/15	450	455
Time Warner Inc.	4.875%	3/15/20	625	635
Time Warner Inc.	4.700%	1/15/21	700	694
Time Warner Inc.	4.750%	3/29/21	600	593
Time Warner Inc.	7.625%	4/15/31	835	957
Time Warner Inc.	7.700%	5/1/32	590	686
Time Warner Inc.	6.200%	3/15/40	150	148
Time Warner Inc.	6.100%	7/15/40	250	244
Time Warner Inc.	6.250%	3/29/41	325	321
TJX Cos. Inc.	6.950%	4/15/19	175	209
Toll Brothers Finance Corp.	5.150%	5/15/15	400	408
Toyota Motor Credit Corp.	3.200%	6/17/15	700	709
Toyota Motor Credit Corp.	2.800%	1/11/16	125	125
Toyota Motor Credit Corp.	4.250%	1/11/21	300	297
VF Corp.	5.950%	11/1/17	250	285
VF Corp.	6.450%	11/1/37	150	170
Viacom Inc.	4.375%	9/15/14	350	373
Viacom Inc.	3.500%	4/1/17	450	442
Viacom Inc.	5.625%	9/15/19	650	710
Viacom Inc.	6.875%	4/30/36	400	434
Wal-Mart Stores Inc.	4.550%	5/1/13	2,275	2,438
Wal-Mart Stores Inc.	7.250%	6/1/13	150	169

Wal-Mart Stores Inc.	3.200%	5/15/14	550	576
Wal-Mart Stores Inc.	4.500%	7/1/15	450	486
Wal-Mart Stores Inc.	5.375%	4/5/17	200	224
Wal-Mart Stores Inc.	5.800%	2/15/18	200	227
Wal-Mart Stores Inc.	3.250%	10/25/20	1,725	1,608
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	2,587
Wal-Mart Stores Inc.	5.250%	9/1/35	175	171
Wal-Mart Stores Inc.	6.500%	8/15/37	550	621
Wal-Mart Stores Inc.	5.000%	10/25/40	465	426
Walgreen Co.	5.250%	1/15/19	875	959
Walt Disney Co.	4.500%	12/15/13	125	135
Walt Disney Co.	5.625%	9/15/16	500	569
Walt Disney Co.	7.000%	3/1/32	400	485
Western Union Co.	6.500%	2/26/14	300	333
Western Union Co.	5.930%	10/1/16	400	442
Western Union Co.	6.200%	11/17/36	325	317
Yum! Brands Inc.	7.700%	7/1/12	250	269
Yum! Brands Inc.	6.875%	11/15/37	750	839

Consumer Noncyclical (1.0%)
Abbott Laboratories	4.350%	3/15/14	250	268
Abbott Laboratories	5.875%	5/15/16	1,350	1,539
Abbott Laboratories	5.600%	11/30/17	475	535
Abbott Laboratories	4.125%	5/27/20	500	500
Abbott Laboratories	6.150%	11/30/37	325	356
Abbott Laboratories	6.000%	4/1/39	325	351
Allergan Inc.	5.750%	4/1/16	125	141
Altria Group Inc.	8.500%	11/10/13	1,325	1,543
Altria Group Inc.	9.700%	11/10/18	1,200	1,572
Altria Group Inc.	9.950%	11/10/38	275	383
Altria Group Inc.	10.200%	2/6/39	1,175	1,666
AmerisourceBergen Corp.	5.875%	9/15/15	1,175	1,303
Amgen Inc.	4.850%	11/18/14	500	547
Amgen Inc.	5.850%	6/1/17	125	142
Amgen Inc.	5.700%	2/1/19	575	639
Amgen Inc.	3.450%	10/1/20	275	257
Amgen Inc.	6.375%	6/1/37	400	441
Amgen Inc.	6.400%	2/1/39	700	770
Amgen Inc.	4.950%	10/1/41	100	90
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	250	273
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	900	1,029
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	450	462
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	350	357
Anheuser-Busch InBev Worldwide Inc.	7.200%	1/15/14	375	426
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	400	439
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	525	553
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	297
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	350	428
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	441
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	975	1,041
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	675	702
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	150	149
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	325	439
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	278
Archer-Daniels-Midland Co.	4.700%	3/1/21	50	50
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	375
Archer-Daniels-Midland Co.	5.375%	9/15/35	600	604
Archer-Daniels-Midland Co.	4.700%	3/1/41	125	128

AstraZeneca plc	5.400%	9/15/12	750	798
AstraZeneca plc	5.400%	6/1/14	875	972
AstraZeneca plc	6.450%	9/15/37	1,175	1,329
Baxter International Inc.	4.625%	3/15/15	250	271
Baxter International Inc.	5.900%	9/1/16	150	172
Baxter International Inc.	6.250%	12/1/37	100	113
Becton Dickinson and Co.	5.000%	5/15/19	50	54
Becton Dickinson and Co.	3.250%	11/12/20	550	510
Biogen Idec Inc.	6.000%	3/1/13	600	640
Bottling Group LLC	5.000%	11/15/13	100	109
Bottling Group LLC	6.950%	3/15/14	500	576
Bottling Group LLC	5.500%	4/1/16	1,275	1,433
Bristol-Myers Squibb Co.	5.450%	5/1/18	300	333
Bristol-Myers Squibb Co.	5.875%	11/15/36	642	696
Bunge Ltd. Finance Corp.	5.350%	4/15/14	350	372
Bunge Ltd. Finance Corp.	4.100%	3/15/16	300	300
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	923
Campbell Soup Co.	3.050%	7/15/17	50	50
Campbell Soup Co.	4.250%	4/15/21	250	249
Cardinal Health Inc.	4.000%	6/15/15	100	104
Cardinal Health Inc.	4.625%	12/15/20	350	347
CareFusion Corp.	4.125%	8/1/12	50	52
CareFusion Corp.	5.125%	8/1/14	1,100	1,184
CareFusion Corp.	6.375%	8/1/19	75	84
Celgene Corp.	2.450%	10/15/15	75	73
Celgene Corp.	3.950%	10/15/20	50	47
Celgene Corp.	5.700%	10/15/40	75	72
Church & Dwight Co. Inc.	3.350%	12/15/15	100	100
Cia de Bebidas das Americas	8.750%	9/15/13	25	29
Clorox Co.	5.000%	3/1/13	375	397
Clorox Co.	3.550%	11/1/15	325	332
Coca-Cola Co.	0.750%	11/15/13	50	49
Coca-Cola Co.	1.500%	11/15/15	100	95
Coca-Cola Co.	5.350%	11/15/17	175	197
Coca-Cola Co.	4.875%	3/15/19	725	780
Coca-Cola Co.	3.150%	11/15/20	525	487
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	564
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	102
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	600	695
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	300	322
ConAgra Foods Inc.	5.875%	4/15/14	275	299
ConAgra Foods Inc.	7.125%	10/1/26	50	55
ConAgra Foods Inc.	7.000%	10/1/28	100	107
Corn Products International Inc.	3.200%	11/1/15	25	25
Corn Products International Inc.	4.625%	11/1/20	50	49
Corn Products International Inc.	6.625%	4/15/37	75	78
Covidien International Finance SA	1.875%	6/15/13	525	530
Covidien International Finance SA	6.550%	10/15/37	525	594
CR Bard Inc.	6.700%	12/1/26	450	531
Delhaize Group SA	5.875%	2/1/14	250	272
Delhaize Group SA	5.700%	10/1/40	300	275
Diageo Capital plc	5.200%	1/30/13	75	80
Diageo Capital plc	5.750%	10/23/17	75	84
Diageo Finance BV	5.300%	10/28/15	625	693
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	150	153
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	375	409
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,000	988
Eli Lilly & Co.	5.500%	3/15/27	625	666

Express Scripts Inc.	5.250%	6/15/12	225	236
Express Scripts Inc.	6.250%	6/15/14	250	277
Express Scripts Inc.	7.250%	6/15/19	1,325	1,580
Fortune Brands Inc.	3.000%	6/1/12	350	356
Fortune Brands Inc.	6.375%	6/15/14	475	521
Fortune Brands Inc.	5.375%	1/15/16	25	27
Fortune Brands Inc.	5.875%	1/15/36	250	220
Genentech Inc.	4.750%	7/15/15	150	163
Genentech Inc.	5.250%	7/15/35	325	317
General Mills Inc.	5.650%	9/10/12	250	266
General Mills Inc.	5.200%	3/17/15	875	960
General Mills Inc.	5.700%	2/15/17	575	645
General Mills Inc.	5.650%	2/15/19	875	966
Gilead Sciences Inc.	4.500%	4/1/21	300	295
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	700	752
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,025	1,104
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	304
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,050	1,178
Hasbro Inc.	6.300%	9/15/17	550	603
Hershey Co.	5.450%	9/1/16	150	167
Hershey Co.	4.125%	12/1/20	25	25
Hospira Inc.	5.900%	6/15/14	200	220
Johnson & Johnson	5.150%	8/15/12	400	424
Johnson & Johnson	5.150%	7/15/18	125	140
Johnson & Johnson	2.950%	9/1/20	500	469
Johnson & Johnson	6.950%	9/1/29	100	126
Johnson & Johnson	4.950%	5/15/33	550	552
Johnson & Johnson	5.850%	7/15/38	325	360
Kellogg Co.	5.125%	12/3/12	225	239
Kellogg Co.	4.250%	3/6/13	125	132
Kellogg Co.	4.150%	11/15/19	250	251
Kellogg Co.	4.000%	12/15/20	1,025	1,001
Kellogg Co.	7.450%	4/1/31	150	187
Kimberly-Clark Corp.	4.875%	8/15/15	650	710
Kimberly-Clark Corp.	6.125%	8/1/17	200	232
Kimberly-Clark Corp.	3.625%	8/1/20	250	246
Kimberly-Clark Corp.	3.875%	3/1/21	150	148
Kimberly-Clark Corp.	5.300%	3/1/41	375	376
Koninklijke Philips Electronics NV	4.625%	3/11/13	150	158
Koninklijke Philips Electronics NV	5.750%	3/11/18	250	279
Koninklijke Philips Electronics NV	6.875%	3/11/38	200	236
Kraft Foods Inc.	2.625%	5/8/13	800	818
Kraft Foods Inc.	6.750%	2/19/14	125	141
Kraft Foods Inc.	4.125%	2/9/16	1,425	1,473
Kraft Foods Inc.	6.500%	8/11/17	525	598
Kraft Foods Inc.	6.125%	8/23/18	750	836
Kraft Foods Inc.	5.375%	2/10/20	150	158
Kraft Foods Inc.	6.500%	11/1/31	875	962
Kraft Foods Inc.	7.000%	8/11/37	725	815
Kraft Foods Inc.	6.875%	2/1/38	700	776
Kraft Foods Inc.	6.875%	1/26/39	250	277
Kraft Foods Inc.	6.500%	2/9/40	450	477
Kroger Co.	6.200%	6/15/12	25	26
Kroger Co.	4.950%	1/15/15	500	537
Kroger Co.	3.900%	10/1/15	350	362
Kroger Co.	8.000%	9/15/29	750	928
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	354
Laboratory Corp. of America Holdings	4.625%	11/15/20	600	598

Life Technologies Corp.	4.400%	3/1/15	225	235
Life Technologies Corp.	3.500%	1/15/16	50	50
Life Technologies Corp.	6.000%	3/1/20	200	215
Life Technologies Corp.	5.000%	1/15/21	1,100	1,100
Lorillard Tobacco Co.	8.125%	6/23/19	400	464
Lorillard Tobacco Co.	6.875%	5/1/20	250	269
McKesson Corp.	5.250%	3/1/13	75	80
McKesson Corp.	3.250%	3/1/16	1,175	1,184
McKesson Corp.	4.750%	3/1/21	75	76
McKesson Corp.	6.000%	3/1/41	125	129
Mead Johnson Nutrition Co.	3.500%	11/1/14	75	77
Mead Johnson Nutrition Co.	4.900%	11/1/19	150	155
Mead Johnson Nutrition Co.	5.900%	11/1/39	125	128
Medco Health Solutions Inc.	7.250%	8/15/13	675	756
Medco Health Solutions Inc.	7.125%	3/15/18	600	700
Medtronic Inc.	3.000%	3/15/15	425	436
Medtronic Inc.	4.750%	9/15/15	550	599
Medtronic Inc.	4.450%	3/15/20	175	179
Medtronic Inc.	5.550%	3/15/40	75	77
Merck & Co. Inc.	4.750%	3/1/15	275	300
Merck & Co. Inc.	4.000%	6/30/15	350	372
Merck & Co. Inc.	2.250%	1/15/16	125	123
Merck & Co. Inc.	6.000%	9/15/17	500	577
Merck & Co. Inc.	5.000%	6/30/19	375	406
Merck & Co. Inc.	3.875%	1/15/21	350	340
Merck & Co. Inc.	6.400%	3/1/28	225	262
Merck & Co. Inc.	5.950%	12/1/28	250	282
Merck & Co. Inc.	6.550%	9/15/37	850	1,001
Merck & Co. Inc.	5.850%	6/30/39	100	108
Novant Health Inc.	5.850%	11/1/19	300	320
Novartis Capital Corp.	1.900%	4/24/13	250	254
Novartis Capital Corp.	4.125%	2/10/14	1,000	1,067
Novartis Capital Corp.	2.900%	4/24/15	450	459
Novartis Securities Investment Ltd.	5.125%	2/10/19	1,250	1,347
PepsiAmericas Inc.	5.750%	7/31/12	225	239
PepsiAmericas Inc.	5.000%	5/15/17	450	491
PepsiCo Inc.	5.150%	5/15/12	125	131
PepsiCo Inc.	4.650%	2/15/13	250	267
PepsiCo Inc.	3.750%	3/1/14	175	186
PepsiCo Inc.	5.000%	6/1/18	775	843
PepsiCo Inc.	7.900%	11/1/18	2,250	2,844
Pfizer Inc.	5.350%	3/15/15	825	918
Pfizer Inc.	6.200%	3/15/19	1,125	1,290
Pfizer Inc.	7.200%	3/15/39	800	984
Philip Morris International Inc.	4.875%	5/16/13	625	670
Philip Morris International Inc.	6.875%	3/17/14	475	545
Philip Morris International Inc.	5.650%	5/16/18	275	306
Philip Morris International Inc.	6.375%	5/16/38	825	927
5 Procter & Gamble - Esop	9.360%	1/1/21	929	1,184
Procter & Gamble Co.	4.950%	8/15/14	100	111
Procter & Gamble Co.	3.500%	2/15/15	525	551
Procter & Gamble Co.	4.700%	2/15/19	175	189
Procter & Gamble Co.	6.450%	1/15/26	600	694
Quest Diagnostics Inc.	5.450%	11/1/15	250	272
Quest Diagnostics Inc.	4.700%	4/1/21	300	295
Reynolds American Inc.	7.250%	6/1/12	200	213
Reynolds American Inc.	6.750%	6/15/17	100	114
Reynolds American Inc.	7.250%	6/15/37	375	395

Safeway Inc.	6.250%	3/15/14	300	329
Safeway Inc.	3.950%	8/15/20	925	874
Safeway Inc.	7.250%	2/1/31	50	55
Sanofi-Aventis SA	1.625%	3/28/14	125	124
Sanofi-Aventis SA	2.625%	3/29/16	400	395
Sanofi-Aventis SA	4.000%	3/29/21	200	196
St. Jude Medical Inc.	2.200%	9/15/13	300	304
St. Jude Medical Inc.	3.750%	7/15/14	425	446
St. Jude Medical Inc.	4.875%	7/15/19	75	78
Stryker Corp.	3.000%	1/15/15	100	102
Stryker Corp.	4.375%	1/15/20	100	102
Sysco Corp.	5.250%	2/12/18	300	328
Sysco Corp.	5.375%	9/21/35	500	517
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	150	164
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	225	226
Teva Pharmaceutical Finance III LLC	1.500%	6/15/12	600	603
Thermo Fisher Scientific Inc.	2.150%	12/28/12	125	127
Thermo Fisher Scientific Inc.	3.250%	11/20/14	100	104
Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	408
Unilever Capital Corp.	3.650%	2/15/14	275	290
Unilever Capital Corp.	4.800%	2/15/19	150	159
Unilever Capital Corp.	4.250%	2/10/21	500	506
UST LLC	5.750%	3/1/18	250	266
Whirlpool Corp.	5.500%	3/1/13	250	266
Wyeth	5.500%	2/15/16	400	448
Wyeth	6.450%	2/1/24	400	465
Wyeth	6.500%	2/1/34	200	229
Wyeth	6.000%	2/15/36	1,225	1,312
Wyeth	5.950%	4/1/37	150	160
Zimmer Holdings Inc.	5.750%	11/30/39	400	406

Energy (0.6%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	883
Anadarko Petroleum Corp.	7.625%	3/15/14	300	342
Anadarko Petroleum Corp.	5.750%	6/15/14	125	137
Anadarko Petroleum Corp.	5.950%	9/15/16	1,000	1,086
Anadarko Petroleum Corp.	6.950%	6/15/19	50	56
Anadarko Petroleum Corp.	6.450%	9/15/36	650	646
Anadarko Petroleum Corp.	7.950%	6/15/39	125	145
Apache Corp.	6.000%	9/15/13	300	332
Apache Corp.	5.625%	1/15/17	75	84
Apache Corp.	6.900%	9/15/18	500	597
Apache Corp.	3.625%	2/1/21	750	709
Apache Corp.	5.100%	9/1/40	100	93
Apache Corp.	5.250%	2/1/42	500	474
Apache Finance Canada Corp.	7.750%	12/15/29	225	278
Baker Hughes Inc.	6.875%	1/15/29	400	467
Baker Hughes Inc.	5.125%	9/15/40	50	47
BJ Services Co.	6.000%	6/1/18	100	114
BP Capital Markets plc	5.250%	11/7/13	750	810
BP Capital Markets plc	3.625%	5/8/14	300	311
BP Capital Markets plc	3.875%	3/10/15	250	260
BP Capital Markets plc	3.125%	10/1/15	800	804
BP Capital Markets plc	3.200%	3/11/16	600	596
BP Capital Markets plc	4.750%	3/10/19	750	777
BP Capital Markets plc	4.500%	10/1/20	950	940
BP Capital Markets plc	4.742%	3/11/21	725	726

Burlington Resources Finance Co.	7.400%	12/1/31	600	736
Canadian Natural Resources Ltd.	5.450%	10/1/12	250	265
Canadian Natural Resources Ltd.	4.900%	12/1/14	175	189
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	587
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	432
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	473
Cenovus Energy Inc.	4.500%	9/15/14	950	1,017
Cenovus Energy Inc.	5.700%	10/15/19	475	525
Cenovus Energy Inc.	6.750%	11/15/39	375	419
Chevron Corp.	3.950%	3/3/14	500	535
Chevron Corp.	4.950%	3/3/19	750	825
ConocoPhillips	4.750%	2/1/14	250	271
ConocoPhillips	4.600%	1/15/15	200	218
ConocoPhillips	5.750%	2/1/19	1,575	1,777
ConocoPhillips	5.900%	10/15/32	150	159
ConocoPhillips	5.900%	5/15/38	175	185
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	250	264
ConocoPhillips Holding Co.	6.950%	4/15/29	275	326
Devon Energy Corp.	5.625%	1/15/14	525	580
Devon Energy Corp.	7.950%	4/15/32	25	32
Devon Financing Corp. ULC	7.875%	9/30/31	425	544
Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	107
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	82
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	222
Encana Corp.	4.750%	10/15/13	25	27
Encana Corp.	7.200%	11/1/31	625	714
EnCana Holdings Finance Corp.	5.800%	5/1/14	50	55
Ensco plc	3.250%	3/15/16	250	248
Ensco plc	4.700%	3/15/21	750	742
EOG Resources Inc.	6.125%	10/1/13	575	637
EOG Resources Inc.	5.625%	6/1/19	275	302
EOG Resources Inc.	4.100%	2/1/21	150	145
Halliburton Co.	6.700%	9/15/38	250	287
Halliburton Co.	7.450%	9/15/39	450	566
Hess Corp.	8.125%	2/15/19	600	750
Hess Corp.	7.875%	10/1/29	150	185
Hess Corp.	7.125%	3/15/33	375	430
Hess Corp.	5.600%	2/15/41	400	380
Husky Energy Inc.	6.250%	6/15/12	350	370
Husky Energy Inc.	7.250%	12/15/19	300	355
Husky Energy Inc.	6.800%	9/15/37	100	110
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,101
Kerr-McGee Corp.	7.875%	9/15/31	150	170
7 Marathon Petroleum Corp.	3.500%	3/1/16	400	401
7 Marathon Petroleum Corp.	5.125%	3/1/21	1,450	1,460
7 Marathon Petroleum Corp.	6.500%	3/1/41	175	176
Nabors Industries Inc.	9.250%	1/15/19	600	754
Nabors Industries Inc.	5.000%	9/15/20	100	99
Nexen Inc.	5.050%	11/20/13	400	442
Nexen Inc.	7.875%	3/15/32	100	115
Nexen Inc.	7.500%	7/30/39	625	703
Noble Energy Inc.	8.250%	3/1/19	300	376
Noble Energy Inc.	6.000%	3/1/41	75	75
Noble Holding International Ltd.	3.450%	8/1/15	75	76
Noble Holding International Ltd.	4.900%	8/1/20	100	102
Noble Holding International Ltd.	4.625%	3/1/21	100	99
Noble Holding International Ltd.	6.200%	8/1/40	200	203
Noble Holding International Ltd.	6.050%	3/1/41	300	301

Occidental Petroleum Corp.	2.500%	2/1/16	725	715
Occidental Petroleum Corp.	4.100%	2/1/21	600	593
PC Financial Partnership	5.000%	11/15/14	25	27
Petro-Canada	4.000%	7/15/13	75	79
Petro-Canada	6.050%	5/15/18	125	141
Petro-Canada	7.875%	6/15/26	100	123
Petro-Canada	5.350%	7/15/33	450	419
Petro-Canada	5.950%	5/15/35	500	503
Rowan Cos. Inc.	7.875%	8/1/19	125	148
Shell International Finance BV	1.875%	3/25/13	450	458
Shell International Finance BV	4.000%	3/21/14	600	639
Shell International Finance BV	3.100%	6/28/15	1,075	1,100
Shell International Finance BV	3.250%	9/22/15	200	206
Shell International Finance BV	5.200%	3/22/17	300	333
Shell International Finance BV	4.300%	9/22/19	800	822
Shell International Finance BV	4.375%	3/25/20	475	489
Shell International Finance BV	6.375%	12/15/38	500	563
Shell International Finance BV	5.500%	3/25/40	175	177
Statoil ASA	3.875%	4/15/14	300	318
Statoil ASA	2.900%	10/15/14	75	77
Statoil ASA	3.125%	8/17/17	175	173
Statoil ASA	5.250%	4/15/19	650	706
Statoil ASA	7.150%	1/15/29	250	302
Statoil ASA	5.100%	8/17/40	300	286
Suncor Energy Inc.	6.100%	6/1/18	100	113
Suncor Energy Inc.	6.500%	6/15/38	1,075	1,153
Suncor Energy Inc.	6.850%	6/1/39	700	785
Sunoco Inc.	4.875%	10/15/14	175	185
Sunoco Inc.	5.750%	1/15/17	200	212
Talisman Energy Inc.	5.125%	5/15/15	100	108
Talisman Energy Inc.	3.750%	2/1/21	350	324
Talisman Energy Inc.	5.850%	2/1/37	650	648
Tosco Corp.	8.125%	2/15/30	1,150	1,469
Total Capital Canada Ltd.	1.625%	1/28/14	575	575
Total Capital SA	3.000%	6/24/15	575	586
Total Capital SA	3.125%	10/2/15	25	25
Total Capital SA	2.300%	3/15/16	500	486
Total Capital SA	4.450%	6/24/20	325	331
Total Capital SA	4.125%	1/28/21	250	248
Transocean Inc.	5.250%	3/15/13	100	106
Transocean Inc.	4.950%	11/15/15	450	475
Transocean Inc.	6.000%	3/15/18	425	457
Transocean Inc.	6.500%	11/15/20	200	220
Transocean Inc.	7.500%	4/15/31	300	335
Valero Energy Corp.	6.875%	4/15/12	700	741
Valero Energy Corp.	4.500%	2/1/15	75	79
Valero Energy Corp.	6.125%	6/15/17	1,000	1,100
Valero Energy Corp.	6.125%	2/1/20	150	162
Valero Energy Corp.	7.500%	4/15/32	750	824
Valero Energy Corp.	6.625%	6/15/37	300	301
Weatherford International Inc.	6.800%	6/15/37	150	156
Weatherford International Ltd.	9.625%	3/1/19	775	985
Weatherford International Ltd.	5.125%	9/15/20	300	297
Weatherford International Ltd.	6.500%	8/1/36	800	795
Weatherford International Ltd.	6.750%	9/15/40	250	257
Williams Cos. Inc.	7.500%	1/15/31	519	611
Williams Cos. Inc.	7.750%	6/15/31	149	176
XTO Energy Inc.	5.750%	12/15/13	900	1,006

XTO Energy Inc.	6.250%	8/1/17	400	473
XTO Energy Inc.	6.750%	8/1/37	300	371

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	225	256
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.875%	10/15/40	200	192

Technology (0.4%)
Adobe Systems Inc.	3.250%	2/1/15	200	204
Adobe Systems Inc.	4.750%	2/1/20	325	328
Agilent Technologies Inc.	4.450%	9/14/12	25	26
Agilent Technologies Inc.	2.500%	7/15/13	200	202
Agilent Technologies Inc.	5.500%	9/14/15	550	597
Agilent Technologies Inc.	6.500%	11/1/17	350	390
Amphenol Corp.	4.750%	11/15/14	200	214
Analog Devices Inc.	5.000%	7/1/14	175	190
Analog Devices Inc.	3.000%	4/15/16	50	50
Arrow Electronics Inc.	3.375%	11/1/15	100	99
BMC Software Inc.	7.250%	6/1/18	175	199
7 Broadcom Corp.	1.500%	11/1/13	100	98
CA Inc.	5.375%	12/1/19	175	180
Cisco Systems Inc.	1.625%	3/14/14	925	921
Cisco Systems Inc.	5.500%	2/22/16	500	560
Cisco Systems Inc.	3.150%	3/14/17	500	496
Cisco Systems Inc.	4.950%	2/15/19	125	133
Cisco Systems Inc.	4.450%	1/15/20	2,450	2,504
Cisco Systems Inc.	5.900%	2/15/39	425	439
Cisco Systems Inc.	5.500%	1/15/40	575	559
Computer Sciences Corp.	6.500%	3/15/18	125	135
Corning Inc.	6.625%	5/15/19	50	57
Corning Inc.	5.750%	8/15/40	175	174
Dell Inc.	3.375%	6/15/12	625	643
Dell Inc.	1.400%	9/10/13	200	199
Dell Inc.	2.100%	4/1/14	400	400
Dell Inc.	2.300%	9/10/15	275	268
Dell Inc.	5.875%	6/15/19	175	192
Dun & Bradstreet Corp.	2.875%	11/15/15	150	147
Equifax Inc.	6.300%	7/1/17	125	135
Fiserv Inc.	3.125%	10/1/15	150	149
Fiserv Inc.	6.800%	11/20/17	475	529
Harris Corp.	5.000%	10/1/15	425	447
Harris Corp.	6.150%	12/15/40	25	26
Hewlett-Packard Co.	4.500%	3/1/13	625	663
Hewlett-Packard Co.	1.250%	9/13/13	300	298
Hewlett-Packard Co.	6.125%	3/1/14	1,800	2,013
Hewlett-Packard Co.	2.125%	9/13/15	550	538
Hewlett-Packard Co.	5.400%	3/1/17	225	250
Hewlett-Packard Co.	5.500%	3/1/18	1,025	1,139
Hewlett-Packard Co.	3.750%	12/1/20	200	192
HP Enterprise Services LLC	6.000%	8/1/13	225	247
IBM International Group Capital LLC	5.050%	10/22/12	1,100	1,170
International Business Machines Corp.	7.500%	6/15/13	550	622
International Business Machines Corp.	1.000%	8/5/13	1,000	992
International Business Machines Corp.	2.000%	1/5/16	275	267
International Business Machines Corp.	5.700%	9/14/17	1,000	1,131
International Business Machines Corp.	5.600%	11/30/39	1,720	1,792
Juniper Networks Inc.	3.100%	3/15/16	75	75

Juniper Networks Inc.	4.600%	3/15/21	50	50
Juniper Networks Inc.	5.950%	3/15/41	150	148
Lexmark International Inc.	5.900%	6/1/13	150	160
Lexmark International Inc.	6.650%	6/1/18	375	405
Maxim Integrated Products Inc.	3.450%	6/14/13	100	103
Microsoft Corp.	0.875%	9/27/13	150	149
Microsoft Corp.	2.950%	6/1/14	675	699
Microsoft Corp.	1.625%	9/25/15	200	194
Microsoft Corp.	4.200%	6/1/19	50	52
Microsoft Corp.	3.000%	10/1/20	250	232
Microsoft Corp.	5.200%	6/1/39	350	348
Microsoft Corp.	4.500%	10/1/40	125	111
Microsoft Corp.	5.300%	2/8/41	600	603
Motorola Solutions Inc.	5.375%	11/15/12	275	290
Motorola Solutions Inc.	7.500%	5/15/25	75	85
Motorola Solutions Inc.	6.500%	11/15/28	19	19
Motorola Solutions Inc.	6.625%	11/15/37	26	28
Nokia Oyj	5.375%	5/15/19	1,625	1,652
Nokia Oyj	6.625%	5/15/39	100	101
Oracle Corp.	3.750%	7/8/14	200	212
Oracle Corp.	5.250%	1/15/16	1,900	2,108
Oracle Corp.	5.750%	4/15/18	300	336
Oracle Corp.	5.000%	7/8/19	1,175	1,254
Oracle Corp.	6.125%	7/8/39	275	295
7 Oracle Corp.	5.375%	7/15/40	920	893
Pitney Bowes Inc.	3.875%	6/15/13	225	233
Pitney Bowes Inc.	4.875%	8/15/14	25	26
Pitney Bowes Inc.	4.750%	1/15/16	1,300	1,349
7 SAIC Inc.	4.450%	12/1/20	75	75
7 SAIC Inc.	5.950%	12/1/40	75	77
Science Applications International Corp.	6.250%	7/1/12	100	106
Science Applications International Corp.	5.500%	7/1/33	100	98
Symantec Corp.	2.750%	9/15/15	50	49
Symantec Corp.	4.200%	9/15/20	75	70
Tyco Electronics Group SA	7.125%	10/1/37	600	691
Xerox Corp.	5.500%	5/15/12	150	157
Xerox Corp.	8.250%	5/15/14	300	350
Xerox Corp.	6.400%	3/15/16	375	423
Xerox Corp.	6.750%	2/1/17	350	401
Xerox Corp.	6.350%	5/15/18	350	394
Xerox Corp.	5.625%	12/15/19	650	697

Transportation (0.1%)
5 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	122	144
Burlington Northern Santa Fe LLC	5.900%	7/1/12	350	371
Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	84
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	260
Burlington Northern Santa Fe LLC	7.000%	12/15/25	200	241
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	133
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	342
Canadian National Railway Co.	6.250%	8/1/34	350	390
Canadian National Railway Co.	6.200%	6/1/36	350	387
Canadian Pacific Railway Co.	7.125%	10/15/31	450	505
Canadian Pacific Railway Co.	5.950%	5/15/37	250	256
Con-way Inc.	6.700%	5/1/34	350	321
5 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	9/15/17	462	482

5 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	146	159
CSX Corp.	5.600%	5/1/17	25	27
CSX Corp.	7.900%	5/1/17	126	153
CSX Corp.	6.250%	3/15/18	725	824
CSX Corp.	7.375%	2/1/19	1,050	1,261
CSX Corp.	6.220%	4/30/40	174	185
5 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	8/10/22	235	245
5 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	708	777
5 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	100	100
JB Hunt Transport Services Inc.	3.375%	9/15/15	450	444
Norfolk Southern Corp.	5.750%	1/15/16	175	196
Norfolk Southern Corp.	7.700%	5/15/17	400	488
Norfolk Southern Corp.	5.750%	4/1/18	100	112
Norfolk Southern Corp.	5.900%	6/15/19	425	481
Norfolk Southern Corp.	5.590%	5/17/25	72	77
Norfolk Southern Corp.	7.800%	5/15/27	100	126
Norfolk Southern Corp.	5.640%	5/17/29	100	105
Norfolk Southern Corp.	7.050%	5/1/37	200	240
Norfolk Southern Corp.	7.900%	5/15/97	100	126
Norfolk Southern Railway Co.	9.750%	6/15/20	116	159
Ryder System Inc.	5.850%	3/1/14	250	274
Ryder System Inc.	3.150%	3/2/15	375	376
Ryder System Inc.	3.600%	3/1/16	400	402
Ryder System Inc.	5.850%	11/1/16	75	82
Southwest Airlines Co.	5.750%	12/15/16	200	216
Southwest Airlines Co.	5.125%	3/1/17	400	414
5 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	130	142
Union Pacific Corp.	6.500%	4/15/12	38	40
Union Pacific Corp.	5.450%	1/31/13	650	698
Union Pacific Corp.	7.125%	2/1/28	500	605
Union Pacific Corp.	6.625%	2/1/29	200	230
Union Pacific Corp.	5.780%	7/15/40	775	795
United Parcel Service Inc.	3.875%	4/1/14	50	53
United Parcel Service Inc.	5.125%	4/1/19	175	194
United Parcel Service Inc.	3.125%	1/15/21	350	324
United Parcel Service Inc.	6.200%	1/15/38	595	665
				457,080
Utilities (0.9%)
Electric (0.6%)
AEP Texas Central Co.	6.650%	2/15/33	400	436
Alabama Power Co.	4.850%	12/15/12	200	213
Alabama Power Co.	5.500%	10/15/17	550	615
Ameren Energy Generating Co.	7.000%	4/15/18	1,025	1,045
Ameren Illinois Co.	6.125%	11/15/17	25	28
American Water Capital Corp.	6.593%	10/15/37	500	527
Appalachian Power Co.	3.400%	5/24/15	300	304
Arizona Public Service Co.	5.800%	6/30/14	50	55
Arizona Public Service Co.	4.650%	5/15/15	275	288
Carolina Power & Light Co.	6.500%	7/15/12	350	374
Carolina Power & Light Co.	5.125%	9/15/13	325	352
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	500	539
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	175	198

Cleco Power LLC	6.000%	12/1/40	175	167
Cleveland Electric Illuminating Co.	5.650%	12/15/13	325	353
Cleveland Electric Illuminating Co.	5.700%	4/1/17	500	532
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	239
Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	770
Commonwealth Edison Co.	1.625%	1/15/14	125	124
Commonwealth Edison Co.	5.950%	8/15/16	900	1,019
Commonwealth Edison Co.	6.150%	9/15/17	600	670
Commonwealth Edison Co.	5.800%	3/15/18	150	166
Commonwealth Edison Co.	5.900%	3/15/36	100	102
Connecticut Light & Power Co.	6.350%	6/1/36	250	277
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	625	697
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	350	392
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	225	265
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	296
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	439
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	450	508
Constellation Energy Group Inc.	4.550%	6/15/15	175	182
Constellation Energy Group Inc.	7.600%	4/1/32	100	113
Consumers Energy Co.	5.375%	4/15/13	175	188
Detroit Edison Co.	5.700%	10/1/37	125	129
Dominion Resources Inc.	1.800%	3/15/14	100	100
Dominion Resources Inc.	2.250%	9/1/15	750	728
Dominion Resources Inc.	6.000%	11/30/17	550	615
Dominion Resources Inc.	4.450%	3/15/21	125	123
Dominion Resources Inc.	5.250%	8/1/33	200	215
5 Dominion Resources Inc.	7.500%	6/30/66	175	183
Duke Energy Carolinas LLC	4.300%	6/15/20	500	507
Duke Energy Carolinas LLC	6.000%	12/1/28	300	318
Duke Energy Carolinas LLC	6.100%	6/1/37	1,100	1,171
Duke Energy Carolinas LLC	6.050%	4/15/38	50	54
Duke Energy Carolinas LLC	5.300%	2/15/40	375	371
Duke Energy Corp.	3.350%	4/1/15	375	382
Duke Energy Corp.	5.050%	9/15/19	175	182
Duke Energy Indiana Inc.	5.000%	9/15/13	250	270
Duke Energy Indiana Inc.	3.750%	7/15/20	185	178
Duke Energy Ohio Inc.	5.700%	9/15/12	675	719
Duke Energy Ohio Inc.	2.100%	6/15/13	325	330
El Paso Electric Co.	6.000%	5/15/35	175	178
Entergy Arkansas Inc.	3.750%	2/15/21	650	605
Entergy Louisiana LLC	6.500%	9/1/18	100	114
Exelon Corp.	4.900%	6/15/15	500	524
Exelon Generation Co. LLC	4.000%	10/1/20	1,375	1,259
Exelon Generation Co. LLC	6.250%	10/1/39	425	418
Exelon Generation Co. LLC	5.750%	10/1/41	75	68
Florida Power & Light Co.	5.950%	10/1/33	100	107
Florida Power & Light Co.	5.625%	4/1/34	225	231
Florida Power & Light Co.	4.950%	6/1/35	50	47
Florida Power & Light Co.	6.200%	6/1/36	50	55
Florida Power & Light Co.	5.850%	5/1/37	150	160
Florida Power & Light Co.	5.950%	2/1/38	175	190
Florida Power & Light Co.	5.960%	4/1/39	1,175	1,267
Florida Power Corp.	4.800%	3/1/13	50	53
Florida Power Corp.	5.650%	6/15/18	50	56
Florida Power Corp.	4.550%	4/1/20	1,375	1,412
Georgia Power Co.	5.950%	2/1/39	275	290
Great Plains Energy Inc.	2.750%	8/15/13	100	101
Iberdrola International BV	6.750%	6/15/12	500	527

Iberdrola International BV	6.750%	7/15/36	400	420
5 Integrys Energy Group Inc.	6.110%	12/1/66	300	294
Interstate Power & Light Co.	6.250%	7/15/39	100	109
Jersey Central Power & Light Co.	5.625%	5/1/16	350	386
Jersey Central Power & Light Co.	5.650%	6/1/17	350	382
Kansas City Power & Light Co.	6.050%	11/15/35	200	201
7 Kentucky Utilities Co.	1.625%	11/1/15	200	191
7 Kentucky Utilities Co.	3.250%	11/1/20	200	185
7 Kentucky Utilities Co.	5.125%	11/1/40	800	766
7 LG&E and KU Energy LLC	2.125%	11/15/15	125	118
7 LG&E and KU Energy LLC	3.750%	11/15/20	150	138
7 Louisville Gas & Electric Co.	1.625%	11/15/15	300	287
7 Louisville Gas & Electric Co.	5.125%	11/15/40	100	96
MidAmerican Energy Co.	5.650%	7/15/12	75	79
MidAmerican Energy Co.	5.950%	7/15/17	150	170
MidAmerican Energy Co.	6.750%	12/30/31	725	843
Midamerican Energy Holdings Co.	5.875%	10/1/12	750	800
Midamerican Energy Holdings Co.	5.000%	2/15/14	300	320
Midamerican Energy Holdings Co.	6.125%	4/1/36	400	424
Midamerican Energy Holdings Co.	5.950%	5/15/37	525	541
National Rural Utilities Cooperative Finance
Corp.	2.625%	9/16/12	750	767
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	275	299
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	700	756
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	125	126
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	150	165
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	600	769
Nevada Power Co.	7.125%	3/15/19	450	529
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	1,025	1,042
5 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	223
5 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	276
7 Niagara Mohawk Power Corp.	4.881%	8/15/19	400	419
Northern States Power Co.	6.200%	7/1/37	250	281
Northern States Power Co.	5.350%	11/1/39	175	177
NSTAR	4.500%	11/15/19	750	766
NSTAR Electric Co.	4.875%	10/15/12	75	79
NSTAR Electric Co.	4.875%	4/15/14	225	243
NSTAR Electric Co.	5.625%	11/15/17	325	366
Oglethorpe Power Corp.	5.950%	11/1/39	100	102
Oglethorpe Power Corp.	5.375%	11/1/40	175	166
Ohio Edison Co.	6.400%	7/15/16	550	616
Ohio Power Co.	5.750%	9/1/13	475	515
Ohio Power Co.	6.000%	6/1/16	150	168
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	153
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	325	354
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	175	196
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	231
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	698
Pacific Gas & Electric Co.	4.800%	3/1/14	650	700
Pacific Gas & Electric Co.	5.625%	11/30/17	250	277
Pacific Gas & Electric Co.	8.250%	10/15/18	275	351
Pacific Gas & Electric Co.	3.500%	10/1/20	425	392
Pacific Gas & Electric Co.	6.050%	3/1/34	825	861

Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,035
PacifiCorp	5.250%	6/15/35	475	461
PacifiCorp	6.250%	10/15/37	1,150	1,277
Peco Energy Co.	5.350%	3/1/18	125	137
Pennsylvania Electric Co.	6.050%	9/1/17	75	81
Pepco Holdings Inc.	2.700%	10/1/15	475	468
PPL Electric Utilities Corp.	6.250%	5/15/39	100	110
PPL Energy Supply LLC	6.200%	5/15/16	68	75
Progress Energy Carolina	5.300%	1/15/19	675	738
Progress Energy Inc.	6.050%	3/15/14	100	111
Progress Energy Inc.	7.750%	3/1/31	625	774
Progress Energy Inc.	6.000%	12/1/39	25	26
PSEG Power LLC	2.500%	4/15/13	250	254
PSEG Power LLC	5.000%	4/1/14	650	693
PSEG Power LLC	5.500%	12/1/15	450	488
PSEG Power LLC	5.125%	4/15/20	200	203
Public Service Co. of Colorado	5.800%	8/1/18	100	113
Public Service Co. of Colorado	5.125%	6/1/19	175	189
Public Service Co. of Colorado	3.200%	11/15/20	500	463
Public Service Co. of Colorado	6.250%	9/1/37	300	340
Public Service Co. of Oklahoma	5.150%	12/1/19	600	632
Public Service Co. of Oklahoma	4.400%	2/1/21	500	495
Public Service Co. of Oklahoma	6.625%	11/15/37	275	304
Public Service Electric & Gas Co.	2.700%	5/1/15	225	225
Public Service Electric & Gas Co.	5.500%	3/1/40	300	301
Puget Sound Energy Inc.	5.483%	6/1/35	100	98
Puget Sound Energy Inc.	6.274%	3/15/37	500	538
Puget Sound Energy Inc.	5.638%	4/15/41	150	148
San Diego Gas & Electric Co.	5.300%	11/15/15	100	112
San Diego Gas & Electric Co.	5.350%	5/15/35	100	101
San Diego Gas & Electric Co.	4.500%	8/15/40	50	44
Sierra Pacific Power Co.	6.000%	5/15/16	525	588
Sierra Pacific Power Co.	6.750%	7/1/37	400	458
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	515
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	162
Southern California Edison Co.	4.650%	4/1/15	775	838
Southern California Edison Co.	5.000%	1/15/16	275	300
Southern California Edison Co.	6.650%	4/1/29	225	254
Southern California Edison Co.	5.750%	4/1/35	508	530
Southern California Edison Co.	5.350%	7/15/35	350	346
Southern Power Co.	6.250%	7/15/12	425	450
Southern Power Co.	4.875%	7/15/15	1,325	1,419
Southwestern Electric Power Co.	6.450%	1/15/19	250	279
Southwestern Electric Power Co.	6.200%	3/15/40	75	75
Tampa Electric Co.	6.550%	5/15/36	375	421
Teco Finance Inc.	4.000%	3/15/16	100	101
Teco Finance Inc.	5.150%	3/15/20	125	130
TransAlta Corp.	6.650%	5/15/18	100	112
UIL Holdings Corp.	4.625%	10/1/20	100	95
United Utilities plc	5.375%	2/1/19	325	330
Virginia Electric and Power Co.	5.100%	11/30/12	225	238
Virginia Electric and Power Co.	5.400%	1/15/16	700	776
Virginia Electric and Power Co.	6.000%	5/15/37	550	591
Virginia Electric and Power Co.	6.350%	11/30/37	250	280
Virginia Electric and Power Co.	8.875%	11/15/38	100	145
Wisconsin Electric Power Co.	6.000%	4/1/14	550	616
Wisconsin Electric Power Co.	4.250%	12/15/19	175	180
Wisconsin Electric Power Co.	5.625%	5/15/33	200	205

5 Wisconsin Energy Corp.	6.250%	5/15/67	525	528
Wisconsin Power & Light Co.	5.000%	7/15/19	25	27
Wisconsin Power & Light Co.	6.375%	8/15/37	300	342
Xcel Energy Inc.	5.613%	4/1/17	631	677
Xcel Energy Inc.	4.700%	5/15/20	100	103
Xcel Energy Inc.	6.500%	7/1/36	225	249

Natural Gas (0.3%)
Atmos Energy Corp.	8.500%	3/15/19	250	312
Boardwalk Pipelines LP	5.500%	2/1/17	200	213
Buckeye Partners LP	4.875%	2/1/21	650	643
CenterPoint Energy Resources Corp.	6.150%	5/1/16	300	333
7 CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	260
7 CenterPoint Energy Resources Corp.	5.850%	1/15/41	75	74
DCP Midstream Operating LP	3.250%	10/1/15	175	171
El Paso Natural Gas Co.	5.950%	4/15/17	225	246
Enbridge Energy Partners LP	9.875%	3/1/19	550	720
Enbridge Energy Partners LP	7.500%	4/15/38	930	1,105
Energy Transfer Partners LP	5.650%	8/1/12	275	289
Energy Transfer Partners LP	6.000%	7/1/13	700	759
Energy Transfer Partners LP	5.950%	2/1/15	300	328
Energy Transfer Partners LP	6.125%	2/15/17	300	333
Energy Transfer Partners LP	9.000%	4/15/19	275	346
Energy Transfer Partners LP	6.625%	10/15/36	150	158
8 Enron Corp.	9.125%	4/1/03	700	1
8 Enron Corp.	7.125%	5/15/07	300	—
8 Enron Corp.	6.875%	10/15/07	1,000	1
Enterprise Products Operating LLC	4.600%	8/1/12	225	234
Enterprise Products Operating LLC	5.600%	10/15/14	775	852
Enterprise Products Operating LLC	6.300%	9/15/17	275	309
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,520
Enterprise Products Operating LLC	7.550%	4/15/38	450	525
Enterprise Products Operating LLC	6.125%	10/15/39	500	495
Enterprise Products Operating LLC	5.950%	2/1/41	300	292
EQT Corp.	8.125%	6/1/19	400	475
KeySpan Corp.	8.000%	11/15/30	200	245
KeySpan Corp.	5.803%	4/1/35	250	248
Kinder Morgan Energy Partners LP	5.850%	9/15/12	175	186
Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	378
Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	515
Kinder Morgan Energy Partners LP	5.625%	2/15/15	75	83
Kinder Morgan Energy Partners LP	3.500%	3/1/16	300	302
Kinder Morgan Energy Partners LP	6.850%	2/15/20	225	257
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	286
Kinder Morgan Energy Partners LP	6.500%	9/1/39	375	383
Magellan Midstream Partners LP	5.650%	10/15/16	150	164
Magellan Midstream Partners LP	6.550%	7/15/19	125	142
National Grid plc	6.300%	8/1/16	275	312
Nisource Finance Corp.	5.400%	7/15/14	300	328
Nisource Finance Corp.	6.125%	3/1/22	450	487
Nisource Finance Corp.	6.250%	12/15/40	400	408
NuStar Logistics LP	7.650%	4/15/18	350	408
Oneok Inc.	5.200%	6/15/15	300	321
Oneok Inc.	6.000%	6/15/35	275	268
ONEOK Partners LP	5.900%	4/1/12	350	367
ONEOK Partners LP	3.250%	2/1/16	50	50
ONEOK Partners LP	6.150%	10/1/16	600	675
ONEOK Partners LP	8.625%	3/1/19	400	503

ONEOK Partners LP	6.650%	10/1/36	525	555
ONEOK Partners LP	6.125%	2/1/41	325	324
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	800	887
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	50	56
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	125	156
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	625	624
Questar Corp.	2.750%	2/1/16	25	25
Sempra Energy	6.000%	2/1/13	200	214
Sempra Energy	2.000%	3/15/14	475	472
Southern California Gas Co.	5.750%	11/15/35	25	27
7 Southern Natural Gas Co.	5.900%	4/1/17	225	248
Southern Union Co.	7.600%	2/1/24	250	279
Spectra Energy Capital LLC	5.668%	8/15/14	400	439
Texas Gas Transmission LLC	4.600%	6/1/15	250	261
TransCanada PipeLines Ltd.	4.000%	6/15/13	750	789
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	349
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,000	960
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	787
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	127
TransCanada PipeLines Ltd.	6.200%	10/15/37	475	502
5 TransCanada PipeLines Ltd.	6.350%	5/15/67	400	401
Williams Partners LP	3.800%	2/15/15	125	129
Williams Partners LP	5.250%	3/15/20	1,400	1,461
Williams Partners LP	4.125%	11/15/20	550	523
Williams Partners LP	6.300%	4/15/40	225	233
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	500	586

Other Utility (0.0%)
Veolia Environnement SA	6.000%	6/1/18	600	667

				100,308
Total Corporate Bonds (Cost $834,694)				875,391
Sovereign Bonds (U.S. Dollar-Denominated) (1.7%)
African Development Bank	1.000%	11/23/11	275	275
African Development Bank	1.750%	10/1/12	225	228
African Development Bank	1.625%	2/11/13	325	329
African Development Bank	3.000%	5/27/14	875	916
Asian Development Bank	4.500%	9/4/12	500	524
Asian Development Bank	1.625%	7/15/13	750	760
Asian Development Bank	3.625%	9/5/13	900	955
Asian Development Bank	2.750%	5/21/14	1,175	1,215
Asian Development Bank	4.250%	10/20/14	300	326
Asian Development Bank	2.625%	2/9/15	875	899
Asian Development Bank	2.500%	3/15/16	775	781
Asian Development Bank	5.500%	6/27/16	100	114
Asian Development Bank	5.593%	7/16/18	500	562
Brazilian Government International Bond	10.250%	6/17/13	150	179
Brazilian Government International Bond	7.875%	3/7/15	475	565
Brazilian Government International Bond	6.000%	1/17/17	2,400	2,690
5 Brazilian Government International Bond	8.000%	1/15/18	78	91
Brazilian Government International Bond	5.875%	1/15/19	1,225	1,354
Brazilian Government International Bond	8.875%	10/14/19	175	230
Brazilian Government International Bond	4.875%	1/22/21	450	460

Brazilian Government International Bond	8.875%	4/15/24	325	442
Brazilian Government International Bond	8.750%	2/4/25	800	1,078
Brazilian Government International Bond	10.125%	5/15/27	875	1,317
Brazilian Government International Bond	8.250%	1/20/34	1,075	1,419
Brazilian Government International Bond	7.125%	1/20/37	650	771
Brazilian Government International Bond	11.000%	8/17/40	1,350	1,814
Brazilian Government International Bond	5.625%	1/7/41	650	639
Chile Government International Bond	5.500%	1/15/13	150	160
Chile Government International Bond	3.875%	8/5/20	300	292
China Development Bank Corp.	4.750%	10/8/14	450	477
China Development Bank Corp.	5.000%	10/15/15	175	187
China Government International Bond	4.750%	10/29/13	200	215
Corp Andina de Fomento	3.750%	1/15/16	975	966
Corp. Andina de Fomento	5.200%	5/21/13	225	239
Corp. Andina de Fomento	5.125%	5/5/15	625	658
Corp. Andina de Fomento	5.750%	1/12/17	375	401
Council Of Europe Development Bank	2.750%	2/10/15	275	282
Council Of Europe Development Bank	2.625%	2/16/16	325	327
9 Development Bank of Japan	4.250%	6/9/15	500	538
Eksportfinans ASA	2.000%	9/15/15	450	439
Eksportfinans ASA	5.500%	5/25/16	1,025	1,148
Eksportfinans ASA	5.500%	6/26/17	450	499
European Bank for Reconstruction &
Development	2.750%	4/20/15	1,000	1,019
European Bank for Reconstruction &
Development	1.625%	9/3/15	100	97
European Bank for Reconstruction &
Development	2.500%	3/15/16	500	501
7 European Investment Bank	1.125%	4/16/12	950	956
European Investment Bank	1.750%	9/14/12	650	660
European Investment Bank	1.625%	3/15/13	600	608
European Investment Bank	2.875%	3/15/13	650	671
European Investment Bank	1.875%	6/17/13	700	711
European Investment Bank	4.250%	7/15/13	2,400	2,569
European Investment Bank	1.250%	9/17/13	875	874
European Investment Bank	1.250%	2/14/14	2,550	2,532
European Investment Bank	2.375%	3/14/14	375	384
European Investment Bank	3.000%	4/8/14	1,000	1,043
European Investment Bank	4.625%	5/15/14	2,000	2,181
European Investment Bank	3.125%	6/4/14	1,125	1,176
European Investment Bank	2.875%	1/15/15	450	464
European Investment Bank	2.750%	3/23/15	900	924
European Investment Bank	1.625%	9/1/15	2,850	2,797
European Investment Bank	1.375%	10/20/15	800	767
European Investment Bank	4.875%	2/16/16	550	607
European Investment Bank	2.250%	3/15/16	550	543
European Investment Bank	2.500%	5/16/16	525	524
European Investment Bank	5.125%	9/13/16	300	336
European Investment Bank	4.875%	1/17/17	1,225	1,354
European Investment Bank	5.125%	5/30/17	800	893
European Investment Bank	2.875%	9/15/20	1,650	1,529
European Investment Bank	4.000%	2/16/21	800	809
Export Development Canada	1.750%	9/24/12	975	990
Export Development Canada	3.500%	5/16/13	475	497
Export Development Canada	2.250%	5/28/15	150	151
Export-Import Bank of Korea	5.500%	10/17/12	1,100	1,157
Export-Import Bank of Korea	8.125%	1/21/14	875	996
Export-Import Bank of Korea	5.875%	1/14/15	800	866

	Export-Import Bank of Korea	5.125%	3/16/15	150	158
	Financement-Quebec	5.000%	10/25/12	500	528
	Hungary Government International Bond	6.375%	3/29/21	250	250
	Hungary Government International Bond	7.625%	3/29/41	75	75
	Hydro Quebec	6.300%	5/11/11	775	780
	Hydro Quebec	8.400%	1/15/22	825	1,108
	Inter-American Development Bank	1.625%	7/15/13	50	50
	Inter-American Development Bank	3.000%	4/22/14	1,325	1,383
	Inter-American Development Bank	2.250%	7/15/15	3,975	3,976
	Inter-American Development Bank	2.375%	8/15/17	250	242
	Inter-American Development Bank	3.875%	9/17/19	100	103
	Inter-American Development Bank	3.875%	2/14/20	500	513
	Inter-American Development Bank	7.000%	6/15/25	250	311
	International Bank for Reconstruction &
	Development	2.000%	4/2/12	2,175	2,207
	International Bank for Reconstruction &
	Development	0.800%	7/13/12	1,075	1,076
	International Bank for Reconstruction &
	Development	1.750%	7/15/13	1,100	1,113
	International Bank for Reconstruction &
	Development	3.500%	10/8/13	450	475
	International Bank for Reconstruction &
	Development	1.125%	8/25/14	1,725	1,707
	International Bank for Reconstruction &
	Development	2.375%	5/26/15	1,950	1,970
	International Bank for Reconstruction &
	Development	2.125%	3/15/16	2,600	2,563
	International Finance Corp.	3.500%	5/15/13	375	393
	International Finance Corp.	3.000%	4/22/14	875	909
	International Finance Corp.	2.750%	4/20/15	900	919
	International Finance Corp.	2.125%	11/17/17	700	658
	Israel Government International Bond	4.625%	6/15/13	200	211
	Israel Government International Bond	5.500%	11/9/16	850	928
	Israel Government International Bond	5.125%	3/26/19	300	313
	Japan Bank for International Cooperation	4.250%	6/18/13	75	79
9	Japan Finance Corp.	1.500%	7/6/12	700	704
9	Japan Finance Corp.	2.125%	11/5/12	1,400	1,423
9	Japan Finance Corp.	2.875%	2/2/15	625	633
9	Japan Finance Corp.	2.500%	1/21/16	700	688
9	Japan Finance Organization for Municipalities	4.625%	4/21/15	500	540
	Japan Finance Organization for Municipalities	5.000%	5/16/17	500	546
	Korea Development Bank	8.000%	1/23/14	800	909
	Korea Development Bank	4.375%	8/10/15	700	717
	Korea Development Bank	3.250%	3/9/16	150	147
	Korea Development Bank	4.000%	9/9/16	750	758
	Korea Electric Power Corp.	7.750%	4/1/13	750	826
[10] Kreditanstalt fuer Wiederaufbau		2.250%	4/16/12	1,125	1,144
[10] Kreditanstalt fuer Wiederaufbau		4.750%	5/15/12	775	809
[10] Kreditanstalt fuer Wiederaufbau		1.250%	6/15/12	1,625	1,636
[10] Kreditanstalt fuer Wiederaufbau		1.875%	1/14/13	1,250	1,268
[10] Kreditanstalt fuer Wiederaufbau		3.500%	5/16/13	1,200	1,260
[10] Kreditanstalt fuer Wiederaufbau		1.375%	7/15/13	225	226
[10] Kreditanstalt fuer Wiederaufbau		4.000%	10/15/13	1,325	1,409
[10] Kreditanstalt fuer Wiederaufbau		1.375%	1/13/14	1,850	1,840
[10] Kreditanstalt fuer Wiederaufbau		1.500%	4/4/14	225	225
[10] Kreditanstalt fuer Wiederaufbau		4.125%	10/15/14	25	27
[10] Kreditanstalt fuer Wiederaufbau		2.750%	10/21/14	1,225	1,260
[10] Kreditanstalt fuer Wiederaufbau		2.625%	3/3/15	1,275	1,300

[10] Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	550	524
[10] Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	775	862
[10] Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	2,200	2,363
[10] Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	350	377
[10] Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	4,775	5,226
[10] Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	150	154
[10] Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	4,325	3,962
[10] Landwirtschaftliche Rentenbank	5.250%	7/2/12	1,075	1,132
Landwirtschaftliche Rentenbank	1.875%	9/24/12	1,500	1,512
[10] Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	335
Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,127
[10] Landwirtschaftliche Rentenbank	2.500%	2/15/16	125	124
Mexico Government International Bond	6.375%	1/16/13	917	998
Mexico Government International Bond	5.875%	2/17/14	1,325	1,454
Mexico Government International Bond	6.625%	3/3/15	493	563
Mexico Government International Bond	11.375%	9/15/16	100	140
Mexico Government International Bond	5.625%	1/15/17	2,250	2,476
Mexico Government International Bond	5.950%	3/19/19	1,725	1,915
Mexico Government International Bond	5.125%	1/15/20	375	391
Mexico Government International Bond	6.750%	9/27/34	1,757	1,985
Mexico Government International Bond	6.050%	1/11/40	650	666
Mexico Government International Bond	5.750%	10/12/10	150	135
Nordic Investment Bank	1.625%	1/28/13	550	556
Nordic Investment Bank	2.625%	10/6/14	475	486
Nordic Investment Bank	2.500%	7/15/15	400	404
Nordic Investment Bank	2.250%	3/15/16	450	444
North American Development Bank	4.375%	2/11/20	125	127
[11] Oesterreichische Kontrollbank AG	4.750%	10/16/12	275	291
[11] Oesterreichische Kontrollbank AG	1.750%	3/11/13	700	709
[11] Oesterreichische Kontrollbank AG	1.375%	1/21/14	125	124
[11] Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	331
Ontario Electricity Financial Corp.	7.450%	3/31/13	600	670
Panama Government International Bond	7.250%	3/15/15	400	465
Panama Government International Bond	5.200%	1/30/20	1,225	1,299
Panama Government International Bond	7.125%	1/29/26	900	1,062
5 Panama Government International Bond	6.700%	1/26/36	200	223
Pemex Project Funding Master Trust	5.750%	3/1/18	950	1,004
Pemex Project Funding Master Trust	6.625%	6/15/38	375	376
Peruvian Government International Bond	7.125%	3/30/19	500	589
Peruvian Government International Bond	7.350%	7/21/25	1,700	2,015
Peruvian Government International Bond	8.750%	11/21/33	560	752
Peruvian Government International Bond	5.625%	11/18/50	700	633
Petrobras International Finance Co. - Pifco	7.750%	9/15/14	300	345
Petrobras International Finance Co. - Pifco	3.875%	1/27/16	475	476
Petrobras International Finance Co. - Pifco	6.125%	10/6/16	1,225	1,361
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	600	635
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	1,050	1,232
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	325	336
Petrobras International Finance Co. - Pifco	5.375%	1/27/21	675	677
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	275	284
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	175	180
Petroleos Mexicanos	4.875%	3/15/15	425	451
Petroleos Mexicanos	8.000%	5/3/19	700	839
Petroleos Mexicanos	6.000%	3/5/20	425	453
Petroleos Mexicanos	5.500%	1/21/21	875	886
Poland Government International Bond	6.250%	7/3/12	350	373
Poland Government International Bond	3.875%	7/16/15	550	556
Poland Government International Bond	5.000%	10/19/15	375	395

Poland Government International Bond	6.375%	7/15/19	1,850	2,061
Province of British Columbia Canada	2.850%	6/15/15	750	769
Province of Manitoba Canada	4.900%	12/6/16	825	906
Province of Nova Scotia Canada	2.375%	7/21/15	150	149
Province of Ontario Canada	1.875%	11/19/12	2,700	2,742
Province of Ontario Canada	1.375%	1/27/14	1,450	1,438
Province of Ontario Canada	4.100%	6/16/14	1,625	1,738
Province of Ontario Canada	2.950%	2/5/15	250	257
Province of Ontario Canada	2.700%	6/16/15	875	884
Province of Ontario Canada	4.750%	1/19/16	75	82
Province of Ontario Canada	3.150%	12/15/17	100	98
Province of Ontario Canada	4.000%	10/7/19	1,850	1,868
Province of Ontario Canada	4.400%	4/14/20	475	489
Province of Quebec Canada	4.875%	5/5/14	250	273
Province of Quebec Canada	4.600%	5/26/15	350	380
Province of Quebec Canada	5.125%	11/14/16	525	582
Province of Quebec Canada	4.625%	5/14/18	450	482
Province of Quebec Canada	3.500%	7/29/20	300	288
Province of Quebec Canada	7.125%	2/9/24	400	500
Province of Quebec Canada	7.500%	9/15/29	475	633
Region of Lombardy Italy	5.804%	10/25/32	500	467
Republic of Italy	5.625%	6/15/12	875	920
Republic of Italy	2.125%	10/5/12	2,100	2,121
Republic of Italy	4.375%	6/15/13	525	553
Republic of Italy	3.125%	1/26/15	750	754
Republic of Italy	4.750%	1/25/16	575	604
Republic of Italy	5.250%	9/20/16	1,825	1,925
Republic of Italy	6.875%	9/27/23	125	141
Republic of Italy	5.375%	6/15/33	1,400	1,381
Republic of Korea	4.250%	6/1/13	625	652
Republic of Korea	5.750%	4/16/14	875	952
Republic of Korea	7.125%	4/16/19	425	499
South Africa Government International Bond	7.375%	4/25/12	575	613
South Africa Government International Bond	6.875%	5/27/19	875	1,013
South Africa Government International Bond	5.500%	3/9/20	425	449
South Africa Government International Bond	5.875%	5/30/22	100	107
South Africa Government International Bond	6.250%	3/8/41	100	103
Svensk Exportkredit AB	3.250%	9/16/14	1,025	1,069
Total Sovereign Bonds (Cost $180,961)				186,642
Taxable Municipal Bonds (0.3%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	100	112
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	50	45
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	175	153
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	75	78
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	175	200
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	100	101
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	175	178
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	325	327

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	300	304
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.262%	7/1/39	100	95
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	6.276%	8/15/41	75	77
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.134%	8/15/42	150	144
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	4.794%	8/15/46	100	90
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	400	422
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	100	107
California GO	5.250%	4/1/14	150	158
California GO	5.750%	3/1/17	150	158
California GO	6.200%	10/1/19	600	638
California GO	5.700%	11/1/21	250	252
California GO	7.500%	4/1/34	1,200	1,296
California GO	5.650%	4/1/39	200	210
California GO	7.300%	10/1/39	150	159
California GO	7.350%	11/1/39	1,125	1,201
California GO	7.625%	3/1/40	450	494
California GO	7.600%	11/1/40	350	384
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	97
Chicago IL Board of Education GO	6.319%	11/1/29	50	48
Chicago IL Board of Education GO	6.138%	12/1/39	100	91
Chicago IL GO	7.781%	1/1/35	100	107
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	650	645
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	50	49
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	75	72
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	178
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	325	320
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	75	77
Chicago IL Water Revenue	6.742%	11/1/40	75	77
Clark County NV Airport Revenue	6.881%	7/1/42	75	75
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	325	321
Connecticut GO	5.090%	10/1/30	75	72
Connecticut GO	5.850%	3/15/32	300	311
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	150	146
Cook County IL GO	6.229%	11/15/34	100	96
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	52
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	100
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	45

Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	206
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	66
Dallas TX Independent School District GO	6.450%	2/15/35	150	160
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	75	75
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	50
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	75
Georgia GO	4.503%	11/1/25	325	325
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	400	380
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	300	282
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	150	140
Illinois GO	2.766%	1/1/12	300	301
Illinois GO	4.071%	1/1/14	300	302
Illinois GO	4.511%	3/1/15	375	376
Illinois GO	5.365%	3/1/17	375	373
Illinois GO	4.950%	6/1/23	1,450	1,283
Illinois GO	5.100%	6/1/33	1,600	1,294
Illinois GO	6.630%	2/1/35	100	96
Illinois GO	6.725%	4/1/35	275	263
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	70
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	475	485
[12] Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	650	621
Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	50	48
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	75	79
Los Angeles CA Community College District
GO	6.600%	8/1/42	250	261
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	100	93
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	325	317
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	100	97
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	125	129
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	523
Los Angeles CA Unified School District GO	5.750%	7/1/34	650	614
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	105
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	125	118
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	200	207
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	49
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute)	3.450%	9/1/14	200	210
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University)	5.250%	7/1/19	375	411

Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	100	104
Massachusetts GO	4.200%	12/1/21	225	223
Massachusetts GO	5.456%	12/1/39	250	251
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	125	128
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	51
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	150	144
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	125	125
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	525	595
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	49
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	93
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	175	177
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	75	73
Mississippi GO	5.245%	11/1/34	50	48
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	100	99
New Hampshire Health & Educational
Facilities Authority Revenue (Dartmouth
College)	4.750%	6/1/19	25	27
[13] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	425	440
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.700%	3/1/39	300	323
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	100	97
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	150	148
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	50	50
[14] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	15	16
[14] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	335	345
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	420
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	300	325
New York City NY GO	6.246%	6/1/35	100	101
New York City NY GO	5.968%	3/1/36	150	150
New York City NY GO	5.985%	12/1/36	75	76
New York City NY GO	5.517%	10/1/37	50	47
New York City NY GO	6.271%	12/1/37	600	627
New York City NY GO	5.846%	6/1/40	100	98
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	100	100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	100	102
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	75	77
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	100	95
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	300	301

New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	250	266
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	100	100
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	150	145
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	625	613
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	325	336
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	95	93
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	100	95
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	300	302
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	75	75
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	200	199
Ohio State University General Receipts
Revenue	4.910%	6/1/40	175	161
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	96
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	75	84
Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	75	75
Oregon GO	5.762%	6/1/23	250	267
Oregon GO	5.892%	6/1/27	375	389
[14] Oregon School Boards Association GO	4.759%	6/30/28	300	262
[12] Oregon School Boards Association GO	5.528%	6/30/28	125	120
Pennsylvania GO	4.650%	2/15/26	125	121
Pennsylvania GO	5.350%	5/1/30	400	384
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	100	93
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	75	66
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	68
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	125	128
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	450	433
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	150	146
Rutgers State University NJ Revenue	5.665%	5/1/40	75	75
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	75	68
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	225	234
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	100	99
San Diego County CA Water Authority
Revenue	6.947%	7/1/40	75	79
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	100	100
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	400	387

Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	500	466
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	75	80
Texas Transportation Commission Revenue	5.028%	4/1/26	100	99
Texas Transportation Commission Revenue	5.178%	4/1/30	75	74
Texas Transportation Commission Revenue	4.631%	4/1/33	300	271
Texas Transportation Commission Revenue	4.681%	4/1/40	100	89
University of California Regents Medical
Center Revenue	6.548%	5/15/48	150	148
University of California Regents Medical
Center Revenue	6.583%	5/15/49	125	124
University of California Revenue	6.270%	5/15/31	1,000	1,011
University of California Revenue	5.946%	5/15/45	275	249
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	75	70
Utah GO	4.554%	7/1/24	125	127
Utah GO	3.539%	7/1/25	50	46
Virginia Commonwealth Transportation Board
Federal Highway Revenue	5.350%	5/15/35	500	486
Washington GO	5.090%	8/1/33	475	455
Washington GO	5.481%	8/1/39	50	50
Washington GO	5.140%	8/1/40	275	260
[12] Wisconsin GO	4.800%	5/1/13	275	292
[12] Wisconsin GO	5.700%	5/1/26	325	324
Total Taxable Municipal Bonds (Cost $38,055)				37,851
Tax-Exempt Municipal Bonds (0.0%)
San Francisco CA City & County Public Utility
Commission Water Revenue	6.000%	11/1/40	75	71

Total Tax-Exempt Municipal Bonds (Cost $75)				71
			Shares
Temporary Cash Investments (2.5%)[1]
Money Market Fund (2.4%)
15,16Vanguard Market Liquidity Fund	0.208%		264,040,152	264,040

			Face
			Amount
			($000)
U.S. Government and Agency Obligations (0.1%)
[3,17]Federal Home Loan Bank Discount Notes	0.210%	6/3/11	3,000	2,999
Total Temporary Cash Investments (Cost $267,039)				267,039
Total Investments (102.0%) (Cost $8,764,201)				11,202,630
Other Assets and Liabilities-Net (-2.0%)[16]				(214,520)
Net Assets (100%)				10,988,110

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $10,108,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.4% and 2.2%, respectively, of net assets.
2 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Guaranteed by the National Credit Union Administration.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the aggregate value of these securities was $29,341,000, representing 0.3% of net assets.
8 Non-income-producing security--security in default.
9 Guaranteed by the Government of Japan.
10Guaranteed by the Federal Republic of Germany.
11Guaranteed by the Republic of Austria.
12Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
13Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
15Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
16Includes $10,489,000 of collateral received for securities on loan.
17Securities with a value of $2,499,000 have been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are

Balanced Index Fund

imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2011	44	14,531	191
E-mini Russell 2000 Index	June 2011	55	4,629	231
S&P MidCap 400 Index	June 2011	7	3,455	193
E-mini S&P MidCap 400 Index	June 2011	10	987	48

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Balanced Index Fund

The following table summarizes the fund's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,605,102	—	—
U.S. Government and Agency Obligations	—	3,091,565	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	138,969	—
Corporate Bonds	—	875,389	2
Sovereign Bonds	—	186,642	—
Taxable Municipal Bonds	—	37,851	—
Tax-Exempt Municipal Bonds	—	71	—
Temporary Cash Investments	264,040	2,999	—
Futures Contracts—Assets[1]	38	—	—
Futures Contracts—Liabilities[1]	(33)	—	—
Total	6,869 ,147	4,333,486	2
1 Represents variation margin on the last day of the reporting period.

There were no changes in investments valued based on Level 3 inputs during the three months ended March 31, 2011.

D. At March 31, 2011, the cost of investment securities for tax purposes was $8,764,201,000. Net unrealized appreciation of investment securities for tax purposes was $2,438,429,000, consisting of unrealized gains of $2,750,146,000 on securities that had risen in value since their purchase and $311,717,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Growth Focus Fund

Schedule of Investments
As of March 31, 2011

			Market
			Value
		Shares	($000)
Investment Companies (89.2%)
U.S. Stock Funds (55.3%)
	Vanguard Total Stock Market Index Fund Investor Shares	916,088	30,625
	Vanguard REIT Index Fund Investor Shares	352,090	6,844
			37,469
International Stock Fund (19.4%)
	Vanguard Total International Stock Index Fund Investor Shares	809,722	13,142

Bond Fund (4.8%)
	Vanguard Intermediate-Term Investment Grade Fund Investor Shares	335,666	3,293

Market Neutral Fund (9.7%)
*	Vanguard Market Neutral Fund Investor Shares	655,986	6,566

Total Investment Companies (Cost $57,964)			60,470
Temporary Cash Investments (11.1%)[1]
Money Market Fund (10.2%)
2	Vanguard Market Liquidity Fund, 0.208%	6,907,723	6,908

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.9%)
3	Fannie Mae Discount Notes, 0.150%, 6/1/11	100	100
3	Federal Home Loan Bank Discount Notes, 0.140%, 6/15/11	500	500
			600
Total Temporary Cash Investments (Cost $7,508)			7,508
Total Investments (100.3%) (Cost $65,472)			67,978
Other Assets and Liabilities-Net (-0.3%)			(209)
Net Assets (100%)			67,769

* Non-income-producing security. Fund did not pay a dividend in the twelve months ending March 31, 2011.
1 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 9.9% and 1.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Managed Payout Growth Focus Fund

B. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At March 31, 2011, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
MLCX-Enhanced Benchmark A 01 Total
Return Index	4/30/11	ML	6,726	(0.50%)	—

MLCX—Merrill Lynch Commodity index extra.
1 ML —Merrill Lynch Capital Services, Inc.
2 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Managed Payout Growth Focus Fund

The following table summarizes the fund's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	60,470	—	—
Temporary Cash Investments	6,908	600	—
Total	67,378	600	—

D. At March 31, 2011, the cost of investment securities for tax purposes was $65,472,000. Net unrealized appreciation of investment securities for tax purposes was $2,506,000, consisting of unrealized gains of $2,956,000 on securities that had risen in value since their purchase and $450,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Growth and Distribution Fund

Schedule of Investments
As of March 31, 2011

			Market
			Value
		Shares	($000)
Investment Companies (89.9%)
U.S. Stock Funds (45.1%)
	Vanguard Total Stock Market Index Fund Investor Shares	3,100,287	103,643
	Vanguard REIT Index Fund Investor Shares	1,523,139	29,610
			133,253
International Stock Fund (15.1%)
	Vanguard Total International Stock Index Fund Investor Shares	2,749,678	44,627

Bond Funds (14.8%)
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	2,984,543	29,278
1	Vanguard Total Bond Market II Index Fund Investor Shares	1,397,473	14,604
			43,882
Market Neutral Fund (14.9%)
*	Vanguard Market Neutral Fund Investor Shares	4,394,670	43,991

Total Investment Companies (Cost $249,457)			265,753
Temporary Cash Investments (9.8%)[2]
Money Market Fund (9.3%)
1	Vanguard Market Liquidity Fund, 0.208%	27,313,798	27,314

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.5%)
3	Freddie Mac Discount Notes, 0.160%, 6/20/11	500	500
3	Federal Home Loan Bank Discount Notes, 0.140%, 6/15/11	1,100	1,099
			1,599
Total Temporary Cash Investments (Cost $28,913)			28,913
Total Investments (99.7%) (Cost $278,370)			294,666
Other Assets and Liabilities-Net (0.3%)			751
Net Assets (100%)			295,417

* Non-income-producing security. Fund did not pay a dividend in the twelve months ending March 31, 2011.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 10.1% and -0.3%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Managed Payout Growth and Distribution Fund

B. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At March 31, 2011, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
MCLX-Enhanced Benchmark A 01 Total
Return Index	4/30/11	ML	29,794	(0.50%)	—

MLCX—Merrill Lynch Commodity index eXtra.
1 ML —Merrill Lynch Capital Services, Inc.
2 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2011, based on the inputs used to value them:

Managed Payout Growth and Distribution Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	265,753	—	—
Temporary Cash Investments	27,314	1,599	—
Total	293,067	1,599	—

D. At March 31, 2011, the cost of investment securities for tax purposes was $278,370,000. Net unrealized appreciation of investment securities for tax purposes was $16,296,000, consisting of unrealized gains of $17,284,000 on securities that had risen in value since their purchase and $988,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Distribution Focus Fund

Schedule of Investments
As of March 31, 2011

			Market
			Value
		Shares	($000)
Investment Companies (90.2%)
U.S. Stock Funds (38.4%)
	Vanguard Total Stock Market Index Fund Investor Shares	3,465,428	115,849
	Vanguard REIT Index Fund Investor Shares	2,173,033	42,244
			158,093
International Stock Fund (12.2%)
	Vanguard Total International Stock Index Fund Investor Shares	3,079,674	49,983

Bond Funds (24.9%)
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	6,285,329	61,659
1	Vanguard Total Bond Market II Index Fund Investor Shares	3,881,649	40,563
			102,222
Market Neutral Fund (14.7%)
*	Vanguard Market Neutral Fund Investor Shares	6,058,098	60,642

Total Investment Companies (Cost $346,907)			370,940
Temporary Cash Investments (9.6%)[2]
Money Market Fund (9.0%)
1	Vanguard Market Liquidity Fund, 0.208%	36,793,005	36,793

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.6%)
3	Freddie Mac Discount Notes, 0.160%, 7/18/11	400	400
3	Federal Home Loan Bank Discount Notes, 0.140%, 6/15/11	1,500	1,499
3	Freddie Mac Discount Notes, 0.160%, 6/20/11	600	600
			2,499
Total Temporary Cash Investments (Cost $39,292)			39,292
Total Investments (99.8%) (Cost $386,199)			410,232
Other Assets and Liabilities-Net (0.2%)			908
Net Assets (100%)			411,140

* Non-income-producing security. Fund did not pay a dividend in the twelve months ending March 31, 2011.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 10.0% and -0.4%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as

Managed Payout Distribution Focus Fund

security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At March 31, 2011, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
MLCX-Enhanced Benchmark A 01 Total
Return Index	4/30/11	ML	41,100	(0.50%)	—

MLCX—Merrill Lynch Commodity index eXtra.
1 ML —Merrill Lynch Capital Services, Inc.
2 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2011, based on the inputs used to value them:

Managed Payout Distribution Focus Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	370,940	—	—
Temporary Cash Investments	36,793	2,499	—
Total	407,733	2,499	—

D. At March 31, 2011, the cost of investment securities for tax purposes was $386,199,000. Net unrealized appreciation of investment securities for tax purposes was $24,033,000, consisting of unrealized gains of $24,169,000 on securities that had risen in value since their purchase and $136,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2011

VANGUARD VALLEY FORGE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 19, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.